Registration No. 33-58950
                                                     Registration No. 811-01705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

                Pre-Effective Amendment No.                                  | |
                                            -------


                Post-Effective Amendment No. 21                              |X|
                                            ------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                Amendment No.  132                                           |X|
                              -------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                            -------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------



                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2004 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life



PROSPECTUS DATED MAY 1, 2004

Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. You should read the prospectuses for each Trust which contain important information about the portfolios.



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WHAT IS MOMENTUM PLUS(SM)?

MOMENTUM PLUS(SM) is a group deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS(SM) program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest account option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.



 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
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o AXA Conservative Allocation            o EQ/Alliance Intermediate Government
o AXA Conservative-Plus Allocation         Securities
o AXA Premier VIP Core Bond              o EQ/Alliance Quality Bond
o AXA Premier VIP High Yield             o EQ/J.P. Morgan Core Bond
                                         o EQ/Money Market
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation              o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation           o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Aggressive Equity      o EQ/Equity 500 Index
o AXA Premier VIP Health Care            o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Core         o EQ/FI Mid Cap
  Equity                                 o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Growth       o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Value        o EQ/Lazard Small Cap Value
o AXA Premier VIP Small/Mid Cap          o EQ/Marsico Focus
  Growth                                 o EQ/Mercury Basic Value Equity
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Technology             o EQ/MFS Investors Trust
o EQ/Alliance Common Stock               o EQ/Putnam Growth & Income Value
o EQ/Alliance Growth and Income          o EQ/Putnam Voyager
o EQ/Alliance Premier Growth             o EQ/Small Company Index
o EQ/Alliance Small Cap Growth           o EQ/Technology(1)
o EQ/Bernstein Diversified Value         o Laudus Rosenberg VIT Value Long/
o EQ/Calvert Socially Responsible          Short Equity(2)
                                         o U.S. Real Estate - Class II
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/Emerging Markets Equity
o EQ/Alliance International              o EQ/International Equity Index
o EQ/Capital Guardian International      o EQ/Mercury International Value
--------------------------------------------------------------------------------
  Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation.
--------------------------------------------------------------------------------



(1) Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option of EQ Advisors Trust will be merged into the AXA Premier VIP Technology investment option of AXA Premier VIP Trust. See "Combination of certain investment options" later in this prospectus.

(2)  Formerly named "AXA Rosenberg VIT Value Long/Short Equity."


As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust, EQ Advisors Trust, The Universal Institutional Funds, Inc., or Barr Rosenberg Variable Insurance Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2004, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X00648

Contents of this prospectus
--------------------------------------------------------------------




MOMENTUM PLUS(SM)
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Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
MOMENTUM PLUS(SM) contract at a glance -- key features                       8

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FEE TABLE                                                                   10
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Examples                                                                    13


Condensed financial information                                             16



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1. CONTRACT FEATURES AND BENEFITS                                           17
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How contributions can be made                                               17
What are your investment options under the contract?                        17
Contract termination                                                        22
Effects of plan or contract termination                                     22
Selecting investment options (employers and plan
     trustees only)                                                         23
Allocating your contributions                                               23



--------------------------------------------------------------------------------
2. DETERMINING YOUR RETIREMENT ACCOUNT VALUE                                24
--------------------------------------------------------------------------------
Your retirement account value                                               24
Your contract's value in the variable investment options                    24
Your contract's value in the guaranteed interest option                     24



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         25
--------------------------------------------------------------------------------
Transferring your retirement account value                                  25
Disruptive transfer activity                                                25
Automatic transfer options                                                  26
Investment simplifier                                                       26
Asset rebalancing for participant retirement account values                 26

----------------------
When we use the words "we," "our" and "us" we mean Equitable Life.

Please see the Index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as appli-cable or the individual who participates in an employer's plan funded by the MOMENTUM PLUS(SM) contract, and this individual also is referred to as the "participant."


2  Contents of this prospectus

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4. ACCESSING YOUR MONEY                                                     28
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Withdrawals and termination                                                 28

Installment payments (Systematic withdrawals)                               28
Forfeitures                                                                 28
Plan loans                                                                  28
When to expect payments                                                     29
Your annuity payout options                                                 29
Minimum distributions (automatic minimum withdrawal
     option) -- over age 70-1/2                                             30



--------------------------------------------------------------------------------
5. THE MOMENTUM PLUS(SM) PROGRAM                                            32
--------------------------------------------------------------------------------
Master Plan and Trust                                                       32
Pooled Trust                                                                32
Trustee                                                                     32
Employer's responsibilities                                                 32
Adopting the MOMENTUM PLUS(SM) program                                      33



--------------------------------------------------------------------------------
6. PLAN RECORDKEEPING SERVICES                                              34
--------------------------------------------------------------------------------
Basic recordkeeping option                                                  34
Full-service recordkeeping option                                           34



--------------------------------------------------------------------------------
7. CHARGES AND EXPENSES                                                     35
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Charges that Equitable Life deducts                                         35
Charges under the contract                                                  35
Charges that the Trusts deduct                                              36
Charge reductions under special circumstances                               37



--------------------------------------------------------------------------------
8. PAYMENT OF DEATH BENEFIT                                                 38
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Death benefit amount                                                        38
Distribution of the death benefit                                           38
Beneficiary's payment options                                               38



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9. TAX INFORMATION                                                          39
--------------------------------------------------------------------------------
Overview                                                                    39
Buying a contract to fund a retirement arrangement                          39
Tax aspects of contributions to a plan                                      39
Tax aspects of distributions from a plan                                    40
Certain rules applicable to plan loans                                      43
Impact of taxes to Equitable Life                                           43
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           43

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10. MORE INFORMATION                                                        44
--------------------------------------------------------------------------------
About Separate Account A                                                    44

About the Trusts                                                            44
About the general account                                                   44
Dates and prices at which contract events occur                             44
About your voting rights                                                    45
About legal proceedings                                                     45

About our independent auditors                                              45
Financial statements                                                        46
Distribution of the contracts                                               46


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APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.





                                             Page
   active loan                                 36
   annuitant                                   30
   annuity payout option                       29
   beneficiary                                 38
   business day                                44
   contract date                                9
   contract termination                        22
   contract values                             24
   contributions                               17
   default option                              28
   disruptive transfer activity                25
   DOL                                         32
   elective deferrals                          40
   EQAccess                                     6
   EQSponsor                                    6
   ERISA                                       32
   fixed dollar option                         26
   guaranteed interest option           cover, 22
   interest sweep option                       26

                                             Page
   investment options                       cover
   IRA                                         41
   IRS                                         39
   market timing                            7, 25
   market value adjustment                     22
   Master Plan and Trust                       32
   participant                                 17
   plan termination                            22
   Pooled Trust                                32
   portfolio                                cover
   processing office                            6
   retirement account value                    24
   SAI                                      cover
   takeover loans                              28
   TOPS                                         6
   Trusts                                   cover
   unit                                        24
   unit investment trust                       44
   variable investment options          cover, 17


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.



--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
  variable investment options   Investment Funds or Investment Divisions
  unit                          Accumulation Unit
  unit value                    Accumulation Unit Value
  guaranteed interest option    Guaranteed Interest Account
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4 Index of key words and phrases

Who is Equitable Life?

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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



----------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENT)
 SENT BY REGULAR MAIL:
----------------------------------------------------------
Equitable Life
MOMENTUM PLUS(SM)
P.O. Box 13629
Newark, NJ 07188-0629


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 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS DELIVERY:
----------------------------------------------------------
Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM PLUS(SM) 13629


----------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY REGULAR MAIL AND DATA TRANSMITTED VIA AUTO-
 MATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
----------------------------------------------------------
Equitable Life
MOMENTUM PLUS(SM)
P.O. Box 13094
Newark, NJ 07188


----------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS MAIL AND DATA TRANSMITTED VIA AUTO-
 MATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
----------------------------------------------------------
Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM PLUS(SM) 13094


----------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
----------------------------------------------------------
MOMENTUM Plus(SM)
P.O. Box 2919
New York, NY 10116


----------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
----------------------------------------------------------
MOMENTUM PLUS(SM)
200 Plaza Drive HM-1
Harmon Meadow
Secaucus, NJ 07094



----------------------------------------------------------
 REPORTS WE PROVIDE:
----------------------------------------------------------

o written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the end of each plan year quarter.


----------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS"),
 EQACCESS AND EQSPONSOR SYSTEMS
----------------------------------------------------------

TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. EQAccess, our participant service site, is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o current allocation percentages;

o the number of units in participant variable investment options attributable to participant plan account values; and

o the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among plan investment options; and

o request changes of the EQAccess password (not available through TOPS).

EQSponsor, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

o current contract value;

o current participant allocation percentages, account values, and investment options;

o the total number of units in the variable investment options; and

o the daily unit values for the contract variable investment options.

The following features are also available online (please see the EQSponsor website for more detailed information):


6  Who is Equitable Life?

o Forms download;

o Contribution upload/download;

o Address changes;

o Enrollment; and

o Performance information.


TOPS, EQAccess and EQSponsor are normally available seven days a week, 24 hours a day. However, on a day that Equitable Life is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.


o To use TOPS call toll free, 1-800-821-7777. To use EQAccess or EQSponsor visit our Website at http://www.AXAonline.com and click on EQAccess or EQSponsor, as applicable. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).



------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
------------------------------------------------------------------------------

You may also use our toll free number (1-800-528-0204) to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and until 5:00 p.m. on Fridays, Eastern Time.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS(SM) contracts by dialing, toll-free, the SPRINT national relay number (800-877-8973). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays by SPRINT personnel, who will communicate our reply back to them via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1) address changes;

(2) change of investment allocations;

(3) transfers among investment options;

(4) election of the investment simplifier automatic transfer options;

(5) asset (retirement account value) rebalancing;

(6) loan application;

(7) all partial and full withdrawal requests.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) investment simplifier:
    - interest sweep option; or
    - fixed-dollar option;

(2) asset (retirement account value) rebalancing; and

(3) the date annuity payments are to begin.


SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and employer or plan trustee.


                                                       Who is Equitable Life?  7

MOMENTUM PLUS(SM) contract at a glance -- key features


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Professional           MOMENTUM PLUS'(SM) variable investment options invest in different
investment             portfolios managed by professional investment advisers.
management
                       ---------------------------------------------------------------------------
Guaranteed interest    o Principal and interest guarantees
option
                       o Interest rates set periodically

--------------------------------------------------------------------------------------------------
Tax advantages         o On earnings            No tax until you make withdrawals under the Plan.
                         inside the contract
--------------------------------------------------------------------------------------------------
                       o On transfers           No tax on transfers among investment options.
                         inside the contract
--------------------------------------------------------------------------------------------------
                       Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Internal
                       Revenue Code ("Code"), you should be aware that the contract meets
                       Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information"
                       later in this prospectus for your specific type of retirement arrangement.)
--------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals
                       o Automatic minimum withdrawal option
                       o Plan loans
                       o Full withdrawal
--------------------------------------------------------------------------------------------------
                       You may incur a withdrawal charge and/or a market value adjustment for certain withdrawals. You may also
                       incur income tax and a penalty tax.
--------------------------------------------------------------------------------------------------
                       Depending on the terms of the employer's plan, not all features are available and access to amounts attributable
                       to participant plan account values may be limited.
--------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options
                       o Variable annuity payout options
--------------------------------------------------------------------------------------------------
Additional features    o Automatic transfer options
                       o Fixed-dollar option
                       o Interest sweep option
                       o Asset (Retirement account value) rebalancing
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charges for benefit distributions
--------------------------------------------------------------------------------------------------
Services we provide    o Two plan recordkeeping options
                       o Educational materials and seminars to assist retirement planning needs of plan participants
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8 MOMENTUM PLUS(SM) contract at a glance -- key features

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Fees and charges   o We deduct a daily charge at a maximum effective annual rate of 1.35% of assets invested in variable investment options for expense charges and mortality and expense risks.
                   o Administrative charge:
                       Generally $30 annually per participant
                   o Plan loan charges:
                       $25 set-up fee deducted from the requesting participant's retirement account value;
                       $6 quarterly recordkeeping fee while a loan is active, deducted from the requesting participant's retirement account value.
                   o Plan recordkeeping services (billed to employer):
                       $300 annually for basic recordkeeping option;
                       Additional fee for full-service recordkeeping option.
                   o Withdrawal charge:
                       Not to exceed 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. There is no withdrawal charge after the employer's plan has participated in the contract for five years based on the contract date. The "contract date" means the date as of which the first contribution is received under the MOMENTUM PLUS(SM) contract with respect to the plan. This charge does not generally apply if a participant withdraws amounts due to retirement or separation from service. There are other important exceptions and limitations that may eliminate or reduce the withdrawal charge. They are discussed under "Charges and expenses" later in this prospectus.
                   o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. This charge is generally deducted from the amount applied to an annuity payout option.
                   o We deduct an administrative fee of up to $350 from amounts applied to a Variable Immediate
                     Annuity payout option.
                   o Annual expenses of each Trust's portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to a maximum of 1.50% annually, other expenses and, for Class IB/B and Class II shares, 12b-1 fees of either 0.25% or 0.35%
                     annually.
                   o No sales charge deducted when contributions are made.
--------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases restrictions or exceptions apply. Maximum expense limitations apply to certain variable investment options and rights are reserved to change or waive certain charges within specified limits. Also, all features of the contract are not necessarily available in all states or at certain ages.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM PLUS(SM) contract. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.


OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other Equitable Life annuity contracts.


                        MOMENTUM PLUS(SM) contract at a glance -- key features 9

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your retirement account value at the time you request certain transactions
--------------------------------------------------------------------------------------------------------------------------------
Sales load on purchases                                                                    None
Transfer fees                                                                              None
Maximum withdrawal charge (deducted when your contract is surrendered or cer-              The lesser of 6% of amount withdrawn
tain withdrawals are made)(1)                                                              or 8.5% of vested contributions made
                                                                                           by or on behalf of a participant
Charge if you elect a Variable Immediate Annuity payout option                             $350
Plan loan charges(2)                                                                       $50 maximum per loan ($25 current)
                                                                                           when loan is made + $6 per quarter


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(3)                                                              1.10%

Other expenses                                                                             0.25%
                                                                                           ----
Total Separate Account A annual expenses(4)                                                1.35%

--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct periodically from your retirement account value
--------------------------------------------------------------------------------------------------------------------------------
Quarterly administrative charge(5)                                                         $7.50 Per Participant maximum
Annual basic recordkeeping charge(6)                                                       $300 Per Plan
--------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



--------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------------------
                                                                                           Lowest     Highest
                                                                                           ------     -------
Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted
from portfolio assets including management fees, 12b-1 fees, service fees, and/or          0.31%      10.23%
other expenses)(7)



This table shows the fees and expenses for 2003 as an annual percentage of each portfolio's daily average net assets.



---------------------------------------------------------------------------------------
                                  Management                           Other
 Portfolio Name                    Fees(8)       12b-1 Fees(9)      Expenses(10)
---------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------
AXA Aggressive Allocation           0.10%           0.25%              5.91%
AXA Conservative Allocation         0.10%           0.25%              9.04%
AXA Conservative-Plus Allocation    0.10%           0.25%              4.13%
AXA Moderate Allocation             0.10%           0.00%              0.39%
AXA Moderate-Plus Allocation        0.10%           0.25%              1.77%
AXA Premier VIP Aggressive Equity   0.62%           0.00%              0.15%
AXA Premier VIP Core Bond           0.60%           0.25%              0.26%
AXA Premier VIP Health Care         1.20%           0.25%              0.48%
AXA Premier VIP High Yield          0.59%           0.00%              0.16%
---------------------------------------------------------------------------------------



                                                    Total Annual      Fee Waivers         Net Total
                                    Underlying       Expenses           and/or             Annual
                                    Portfolio          Before          Expense           Expenses
                                     Fees and         Expense          Reimburse-      After Expense
 Portfolio Name                    Expenses(11)      Limitation        ments(12)         Limitations
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation           1.08%             7.34%            (5.98)%           1.36%
AXA Conservative Allocation         0.84%            10.23%            (9.13)%           1.10%
AXA Conservative-Plus Allocation    0.88%             5.36%            (4.21)%           1.15%
AXA Moderate Allocation             0.86%             1.35%            (0.43)%           0.92%
AXA Moderate-Plus Allocation        1.13%             3.25%            (1.87)%           1.38%
AXA Premier VIP Aggressive Equity     --              0.77%               --             0.77%
AXA Premier VIP Core Bond             --              1.11%            (0.16)%           0.95%
AXA Premier VIP Health Care           --              1.93%            (0.08)%           1.85%
AXA Premier VIP High Yield            --              0.75%               --             0.75%
-------------------------------------------------------------------------------------------------------


10 Fee table

----------------------------------------------------------------------------------------------------------------------
                                                                                                         Total Annual
                                                                                          Underlying       Expenses
                                                                                          Portfolio         Before
                                              Management                        Other      Fees and        Expense
 Portfolio Name                                Fees(8)     12b-1 Fees(9)     Expenses(10) Expenses(11)    Limitation
----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             1.05%         0.25%            0.73%         --             2.03%
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%            0.52%         --             1.67%
AXA Premier VIP Large Cap Growth                 0.90%         0.25%            0.43%         --             1.58%
AXA Premier VIP Large Cap Value                  0.90%         0.25%            0.43%         --             1.58%
AXA Premier VIP Small/Mid Cap Growth             1.10%         0.25%            0.35%         --             1.70%
AXA Premier VIP Small/Mid Cap Value              1.10%         0.25%            0.31%         --             1.66%
AXA Premier VIP Technology                       1.20%         0.25%            0.83%         --             2.28%
----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%         0.00%            0.06%         --             0.54%
EQ/Alliance Growth and Income                    0.57%         0.00%            0.06%         --             0.63%
EQ/Alliance Intermediate Government Securities   0.49%         0.00%            0.08%         --             0.57%
EQ/Alliance International                        0.74%         0.00%            0.13%         --             0.87%
EQ/Alliance Premier Growth                       0.90%         0.25%            0.05%         --             1.20%
EQ/Alliance Quality Bond                         0.52%         0.00%            0.06%         --             0.58%
EQ/Alliance Small Cap Growth                     0.75%         0.00%            0.07%         --             0.82%
EQ/Bernstein Diversified Value                   0.64%         0.25%            0.06%         --             0.95%
EQ/Calvert Socially Responsible                  0.65%         0.25%            0.55%         --             1.45%
EQ/Capital Guardian International                0.85%         0.25%            0.21%         --             1.31%
EQ/Capital Guardian Research                     0.65%         0.25%            0.07%         --             0.97%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.07%         --             0.97%
EQ/Emerging Markets Equity                       1.15%         0.25%            0.40%         --             1.80%
EQ/Equity 500 Index                              0.25%         0.00%            0.06%         --             0.31%
EQ/Evergreen Omega                               0.65%         0.25%            0.25%         --             1.15%
EQ/FI Mid Cap                                    0.70%         0.25%            0.08%         --             1.03%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%            0.10%         --             1.10%
EQ/J.P. Morgan Core Bond                         0.44%         0.25%            0.08%         --             0.77%
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.09%         --             1.24%
EQ/Lazard Small Cap Value                        0.75%         0.25%            0.10%         --             1.10%
EQ/Marsico Focus                                 0.90%         0.25%            0.07%         --             1.22%
EQ/Mercury Basic Value Equity                    0.60%         0.25%            0.07%         --             0.92%
EQ/Mercury International Value                   0.85%         0.25%            0.16%         --             1.26%
EQ/MFS Emerging Growth Companies                 0.65%         0.25%            0.07%         --             0.97%
EQ/MFS Investors Trust                           0.60%         0.25%            0.11%         --             0.96%
EQ/Money Market                                  0.33%         0.00%            0.06%         --             0.39%
EQ/Putnam Growth & Income Value                  0.60%         0.25%            0.10%         --             0.95%
EQ/Putnam Voyager                                0.65%         0.25%            0.13%         --             1.03%
EQ/Small Company Index                           0.25%         0.25%            0.35%         --             0.85%
EQ/Technology                                    0.90%         0.25%            0.09%         --             1.24%
----------------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%         0.25%            5.80%         --             7.55%
----------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      0.80%         0.35%            0.31%         --             1.46%
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                              Fee Waivers     Net Total
                                                and/or         Annual
                                                Expense       Expenses
                                              Reimburse-    After Expense
 Portfolio Name                                ments(12)     Limitations
--------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------
AXA Premier VIP International Equity             (0.23)%        1.80%
AXA Premier VIP Large Cap Core Equity            (0.32)%        1.35%
AXA Premier VIP Large Cap Growth                 (0.23)%        1.35%
AXA Premier VIP Large Cap Value                  (0.23)%        1.35%
AXA Premier VIP Small/Mid Cap Growth             (0.10)%        1.60%
AXA Premier VIP Small/Mid Cap Value              (0.06)%        1.60%
AXA Premier VIP Technology                       (0.43)%        1.85%
--------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------
EQ/Alliance Common Stock                            --          0.54%
EQ/Alliance Growth and Income                       --          0.63%
EQ/Alliance Intermediate Government Securities      --          0.57%
EQ/Alliance International                        (0.02)%        0.85%
EQ/Alliance Premier Growth                       (0.04)%        1.16%
EQ/Alliance Quality Bond                            --          0.58%
EQ/Alliance Small Cap Growth                        --          0.82%
EQ/Bernstein Diversified Value                    0.00%         0.95%
EQ/Calvert Socially Responsible                  (0.40)%        1.05%
EQ/Capital Guardian International                (0.11)%        1.20%
EQ/Capital Guardian Research                     (0.02)%        0.95%
EQ/Capital Guardian U.S. Equity                  (0.02)%        0.95%
EQ/Emerging Markets Equity                        0.00%         1.80%
EQ/Equity 500 Index                                 --          0.31%
EQ/Evergreen Omega                               (0.20)%        0.95%
EQ/FI Mid Cap                                    (0.03)%        1.00%
EQ/FI Small/Mid Cap Value                         0.00%         1.10%
EQ/J.P. Morgan Core Bond                          0.00%         0.77%
EQ/Janus Large Cap Growth                        (0.09)%        1.15%
EQ/Lazard Small Cap Value                         0.00%         1.10%
EQ/Marsico Focus                                 (0.07)%        1.15%
EQ/Mercury Basic Value Equity                     0.00%         0.92%
EQ/Mercury International Value                   (0.01)%        1.25%
EQ/MFS Emerging Growth Companies                    --          0.97%
EQ/MFS Investors Trust                           (0.01)%        0.95%
EQ/Money Market                                     --          0.39%
EQ/Putnam Growth & Income Value                   0.00%         0.95%
EQ/Putnam Voyager                                (0.08)%        0.95%
EQ/Small Company Index                            0.00%         0.85%
EQ/Technology                                    (0.09)%        1.15%
--------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     (4.57)%        2.98%
--------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------
U.S. Real Estate - Class II                      (0.11)%        1.35%
--------------------------------------------------------------------------



Notes:
(1) Important exceptions and limitations may eliminate or reduce the withdrawal charge.
(2) This charge is assessed on a per plan participant basis. Your employer may elect to pay these charges and we reserve the right to increase them.
(3)  A portion of this charge is for providing the death benefit.
(4) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.
(5) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant's retirement account value is $25,000 or more (see "Quarterly administrative charge" in "Charges and expenses" later in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.
(6) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option except for plans with 11 or more participants. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days' written notice to the employer or plan trustee.
(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.
(8) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (12) for any expense limitation agreement information.


(9) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.


(10) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (12) for any expense limitation agreement information.

(11) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses



                                                                    Fee table 11
     of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "-" indicates that the latest portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.



(12) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2005. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



--------------------------------------------------
                   Portfolio Name
--------------------------------------------------
   AXA Aggressive Allocation               0.95%
--------------------------------------------------
   AXA Conservative Allocation             0.73%
--------------------------------------------------
   AXA Conservative-Plus Allocation        0.78%
--------------------------------------------------
   AXA Moderate Allocation                 0.79%
--------------------------------------------------
   AXA Moderate-Plus Allocation            0.99%
--------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.70%
--------------------------------------------------
   AXA Premier VIP Health Care             1.84%
--------------------------------------------------
   AXA Premier VIP International Equity    1.73%
--------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
--------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.32%
--------------------------------------------------
   AXA Premier VIP Large Cap Value         1.28%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.46%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.52%
--------------------------------------------------
   AXA Premier VIP Technology              1.70%
--------------------------------------------------
   EQ/Alliance Common Stock                0.52%
--------------------------------------------------
   EQ/Alliance Growth and Income           0.60%
--------------------------------------------------
   EQ/Alliance Premier Growth              1.15%
--------------------------------------------------
   EQ/Alliance Small Cap Growth            0.78%
--------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
--------------------------------------------------
   EQ/Capital Guardian International       1.18%
--------------------------------------------------
   EQ/Capital Guardian Research            0.93%
--------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
--------------------------------------------------
   EQ/Emerging Markets Equity              1.78%
--------------------------------------------------
   EQ/Evergreen Omega                      0.84%
--------------------------------------------------
   EQ/FI Mid Cap                           0.88%
--------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.04%
--------------------------------------------------
   EQ/Lazard Small Cap Value               1.00%
--------------------------------------------------
   EQ/Marsico Focus                        1.10%
--------------------------------------------------
   EQ/Mercury Basic Value Equity           0.91%
--------------------------------------------------
   EQ/Mercury International Value          1.18%
--------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.96%
--------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
--------------------------------------------------
   EQ/Putnam Growth & Income Value         0.93%
--------------------------------------------------
   EQ/Putnam Voyager                       0.93%
--------------------------------------------------
   EQ/Technology                           1.01%
--------------------------------------------------



12 Fee table

EXAMPLES

These examples are intended to help you compare the cost of investing in the Momentum Plus(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $14.93 per $10,000. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer except for plans with 10 or fewer participants.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option, do apply to the guaranteed interest option. A market value adjustment (up or down) to amounts held in the guaranteed interest option may apply as a result of contract termination under certain circumstances.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 13

------------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
------------------------------------------------------------------------------------------------------------
                                                   1 year         3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,501.16     $ 3,189.74     $ 4,737.28     $ 7,676.02
AXA Conservative Allocation                      $ 1,785.98     $ 3,904.60     $ 5,725.29     $ 8,952.98
AXA Conservative-Plus Allocation                 $ 1,306.03     $ 2,671.99     $ 3,978.74     $ 6,522.35
AXA Moderate Allocation                          $   935.47     $ 1,624.12     $ 2,337.09     $ 3,517.94
AXA Moderate-Plus Allocation                     $ 1,098.08     $ 2,094.54     $ 3,091.41     $ 4,984.15
AXA Premier VIP Aggressive Equity                $   878.31     $ 1,454.77     $ 2,058.74     $ 2,940.29
AXA Premier VIP Core Bond                        $   887.18     $ 1,481.18     $ 2,102.39     $ 3,032.18
AXA Premier VIP Health Care                      $   967.99     $ 1,719.55     $ 2,492.36     $ 3,831.59
AXA Premier VIP High Yield                       $   876.34     $ 1,448.89     $ 2,049.01     $ 2,919.76
AXA Premier VIP International Equity             $   977.85     $ 1,748.33     $ 2,538.97     $ 3,924.55
AXA Premier VIP Large Cap Core Equity            $   942.37     $ 1,644.42     $ 2,370.21     $ 3,585.36
AXA Premier VIP Large Cap Growth                 $   933.50     $ 1,618.32     $ 2,327.61     $ 3,498.58
AXA Premier VIP Large Cap Value                  $   933.50     $ 1,618.32     $ 2,327.61     $ 3,498.58
AXA Premier VIP Small/Mid Cap Growth             $   945.32     $ 1,653.11     $ 2,384.38     $ 3,614.11
AXA Premier VIP Small/Mid Cap Value              $   941.38     $ 1,641.52     $ 2,365.49     $ 3,575.76
AXA Premier VIP Technology                       $ 1,002.48     $ 1,820.02     $ 2,654.61     $ 4,152.79
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   831.00     $ 1,313.03     $ 1,823.03     $ 2,435.78
EQ/Alliance Growth and Income                    $   839.87     $ 1,339.71     $ 1,867.60     $ 2,532.25
EQ/Alliance Intermediate Government Securities   $   833.96     $ 1,321.93     $ 1,837.91     $ 2,468.04
EQ/Alliance International                        $   863.52     $ 1,410.63     $ 1,985.60     $ 2,785.26
EQ/Alliance Premier Growth                       $   896.05     $ 1,507.55     $ 2,145.87     $ 3,123.23
EQ/Alliance Quality Bond                         $   834.94     $ 1,324.89     $ 1,842.86     $ 2,478.77
EQ/Alliance Small Cap Growth                     $   858.60     $ 1,395.88     $ 1,961.12     $ 2,733.06
EQ/Bernstein Diversified Value                   $   871.41     $ 1,434.19     $ 2,024.67     $ 2,868.24
EQ/Calvert Socially Responsible                  $   920.68     $ 1,580.52     $ 2,265.77     $ 3,371.81
EQ/Capital Guardian International                $   906.89     $ 1,539.70     $ 2,198.79     $ 3,233.39
EQ/Capital Guardian Research                     $   873.38     $ 1,440.07     $ 2,034.41     $ 2,888.88
EQ/Capital Guardian U.S. Equity                  $   873.38     $ 1,440.07     $ 2,034.41     $ 2,888.88
EQ/Emerging Markets Equity                       $   955.18     $ 1,682.03     $ 2,431.46     $ 3,709.30
EQ/Equity 500 Index                              $   808.33     $ 1,244.60     $ 1,708.35     $ 2,185.23
EQ/Evergreen Omega                               $   891.12     $ 1,492.91     $ 2,121.74     $ 3,072.75
EQ/FI Mid Cap                                    $   879.29     $ 1,457.70     $ 2,063.60     $ 2,950.54
EQ/FI Small/Mid Cap Value                        $   886.19     $ 1,478.25     $ 2,097.55     $ 3,022.01
EQ/J.P. Morgan Core Bond                         $   853.67     $ 1,381.12     $ 1,936.58     $ 2,680.59
EQ/Janus Large Cap Growth                        $   899.99     $ 1,519.25     $ 2,165.15     $ 3,163.43
EQ/Lazard Small Cap Value                        $   886.19     $ 1,478.25     $ 2,097.55     $ 3,022.01
EQ/Marsico Focus                                 $   898.02     $ 1,513.40     $ 2,155.51     $ 3,143.35
EQ/Mercury Basic Value Equity                    $   868.45     $ 1,425.36     $ 2,010.03     $ 2,837.20
EQ/Mercury International Value                   $   901.96     $ 1,525.10     $ 2,174.77     $ 3,183.47
EQ/MFS Emerging Growth Companies                 $   873.38     $ 1,440.07     $ 2,034.41     $ 2,888.88
EQ/MFS Investors Trust                           $   872.39     $ 1,437.13     $ 2,029.54     $ 2,878.56
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                 If you annuitize at the end
                                                                of the applicable time period
------------------------------------------------------------------------------------------------------------
                                                   1 year         3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,276.77     $ 3,013.33     $ 4,604.84     $ 8,026.02
AXA Conservative Allocation                      $ 1,579.76     $ 3,776.61     $ 5,664.51     $ 9,302.98
AXA Conservative-Plus Allocation                 $ 1,069.18     $ 2,460.59     $ 3,791.67     $ 6,872.35
AXA Moderate Allocation                          $   674.97     $ 1,342.06     $ 2,032.71     $ 3,867.94
AXA Moderate-Plus Allocation                     $   847.96     $ 1,844.18     $ 2,840.80     $ 5,334.15
AXA Premier VIP Aggressive Equity                $   614.16     $ 1,161.31     $ 1,734.57     $ 3,290.29
AXA Premier VIP Core Bond                        $   623.59     $ 1,189.50     $ 1,781.32     $ 3,382.18
AXA Premier VIP Health Care                      $   709.56     $ 1,443.91     $ 2,199.03     $ 4,181.59
AXA Premier VIP High Yield                       $   612.06     $ 1,155.03     $ 1,724.15     $ 3,269.76
AXA Premier VIP International Equity             $   720.05     $ 1,474.63     $ 2,248.96     $ 4,274.55
AXA Premier VIP Large Cap Core Equity            $   682.30     $ 1,363.72     $ 2,068.19     $ 3,935.36
AXA Premier VIP Large Cap Growth                 $   672.87     $ 1,335.86     $ 2,022.55     $ 3,848.58
AXA Premier VIP Large Cap Value                  $   672.87     $ 1,335.86     $ 2,022.55     $ 3,848.58
AXA Premier VIP Small/Mid Cap Growth             $   685.45     $ 1,373.00     $ 2,083.36     $ 3,964.11
AXA Premier VIP Small/Mid Cap Value              $   681.26     $ 1,360.63     $ 2,063.13     $ 3,925.76
AXA Premier VIP Technology                       $   746.26     $ 1,551.15     $ 2,372.83     $ 4,502.79
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   563.83     $ 1,010.03     $ 1,482.13     $ 2,785.78
EQ/Alliance Growth and Income                    $   573.27     $ 1,038.51     $ 1,529.86     $ 2,882.25
EQ/Alliance Intermediate Government Securities   $   566.98     $ 1,019.53     $ 1,498.06     $ 2,818.04
EQ/Alliance International                        $   598.43     $ 1,114.20     $ 1,656.24     $ 3,135.26
EQ/Alliance Premier Growth                       $   633.03     $ 1,217.64     $ 1,827.90     $ 3,473.23
EQ/Alliance Quality Bond                         $   568.03     $ 1,022.69     $ 1,503.36     $ 2,828.77
EQ/Alliance Small Cap Growth                     $   593.19     $ 1,098.46     $ 1,630.02     $ 3,083.06
EQ/Bernstein Diversified Value                   $   606.82     $ 1,139.34     $ 1,698.08     $ 3,218.24
EQ/Calvert Socially Responsible                  $   659.24     $ 1,295.53     $ 1,956.32     $ 3,721.81
EQ/Capital Guardian International                $   644.56     $ 1,251.96     $ 1,884.57     $ 3,583.39
EQ/Capital Guardian Research                     $   608.91     $ 1,145.62     $ 1,708.51     $ 3,238.88
EQ/Capital Guardian U.S. Equity                  $   608.91     $ 1,145.62     $ 1,708.51     $ 3,238.88
EQ/Emerging Markets Equity                       $   695.93     $ 1,403.87     $ 2,133.79     $ 4,059.30
EQ/Equity 500 Index                              $   539.72     $   937.00     $ 1,359.31     $ 2,535.23
EQ/Evergreen Omega                               $   627.79     $ 1,202.01     $ 1,802.04     $ 3,422.75
EQ/FI Mid Cap                                    $   615.20     $ 1,164.44     $ 1,739.77     $ 3,300.54
EQ/FI Small/Mid Cap Value                        $   622.54     $ 1,186.37     $ 1,776.14     $ 3,372.01
EQ/J.P. Morgan Core Bond                         $   587.95     $ 1,082.71     $ 1,603.74     $ 3,030.59
EQ/Janus Large Cap Growth                        $   637.22     $ 1,230.13     $ 1,848.54     $ 3,513.43
EQ/Lazard Small Cap Value                        $   622.54     $ 1,186.37     $ 1,776.14     $ 3,372.01
EQ/Marsico Focus                                 $   635.12     $ 1,223.89     $ 1,838.22     $ 3,493.35
EQ/Mercury Basic Value Equity                    $   603.67     $ 1,129.92     $ 1,682.40     $ 3,187.20
EQ/Mercury International Value                   $   639.32     $ 1,236.37     $ 1,858.84     $ 3,533.47
EQ/MFS Emerging Growth Companies                 $   608.91     $ 1,145.62     $ 1,708.51     $ 3,238.88
EQ/MFS Investors Trust                           $   607.87     $ 1,142.48     $ 1,703.30     $ 3,228.56
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                          If you do not surrender your contract
                                                        at the end of the applicable time period
------------------------------------------------------------------------------------------------------------
                                                   1 year         3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $   926.77     $ 2,663.33    $ 4,254.84     $ 7,676.02
AXA Conservative Allocation                       $ 1,229.76     $ 3,426.61    $ 5,314.51     $ 8,952.98
AXA Conservative-Plus Allocation                  $   719.18     $ 2,110.59    $ 3,441.67     $ 6,522.35
AXA Moderate Allocation                           $   324.97     $   992.06    $ 1,682.71     $ 3,517.94
AXA Moderate-Plus Allocation                      $   497.96     $ 1,494.18    $ 2,490.80     $ 4,984.15
AXA Premier VIP Aggressive Equity                 $   264.16     $   811.31    $ 1,384.57     $ 2,940.29
AXA Premier VIP Core Bond                         $   273.59     $   839.50    $ 1,431.32     $ 3,032.18
AXA Premier VIP Health Care                       $   359.56     $ 1,093.91    $ 1,849.03     $ 3,831.59
AXA Premier VIP High Yield                        $   262.06     $   805.03    $ 1,374.15     $ 2,919.76
AXA Premier VIP International Equity              $   370.05     $ 1,124.63    $ 1,898.96     $ 3,924.55
AXA Premier VIP Large Cap Core Equity             $   332.30     $ 1,013.72    $ 1,718.19     $ 3,585.36
AXA Premier VIP Large Cap Growth                  $   322.87     $   985.86    $ 1,672.55     $ 3,498.58
AXA Premier VIP Large Cap Value                   $   322.87     $   985.86    $ 1,672.55     $ 3,498.58
AXA Premier VIP Small/Mid Cap Growth              $   335.45     $ 1,023.00    $ 1,733.36     $ 3,614.11
AXA Premier VIP Small/Mid Cap Value               $   331.26     $ 1,010.63    $ 1,713.13     $ 3,575.76
AXA Premier VIP Technology                        $   396.26     $ 1,201.15    $ 2,022.83     $ 4,152.79
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $   213.83     $   660.03    $ 1,132.13     $ 2,435.78
EQ/Alliance Growth and Income                     $   223.27     $   688.51    $ 1,179.86     $ 2,532.25
EQ/Alliance Intermediate Government Securities    $   216.98     $   669.53    $ 1,148.06     $ 2,468.04
EQ/Alliance International                         $   248.43     $   764.20    $ 1,306.24     $ 2,785.26
EQ/Alliance Premier Growth                        $   283.03     $   867.64    $ 1,477.90     $ 3,123.23
EQ/Alliance Quality Bond                          $   218.03     $   672.69    $ 1,153.36     $ 2,478.77
EQ/Alliance Small Cap Growth                      $   243.19     $   748.46    $ 1,280.02     $ 2,733.06
EQ/Bernstein Diversified Value                    $   256.82     $   789.34    $ 1,348.08     $ 2,868.24
EQ/Calvert Socially Responsible                   $   309.24     $   945.53    $ 1,606.32     $ 3,371.81
EQ/Capital Guardian International                 $   294.56     $   901.96    $ 1,534.57     $ 3,233.39
EQ/Capital Guardian Research                      $   258.91     $   795.62    $ 1,358.51     $ 2,888.88
EQ/Capital Guardian U.S. Equity                   $   258.91     $   795.62    $ 1,358.51     $ 2,888.88
EQ/Emerging Markets Equity                        $   345.93     $ 1,053.87    $ 1,783.79     $ 3,709.30
EQ/Equity 500 Index                               $   189.72     $   587.00    $ 1,009.31     $ 2,185.23
EQ/Evergreen Omega                                $   277.79     $   852.01    $ 1,452.04     $ 3,072.75
EQ/FI Mid Cap                                     $   265.20     $   814.44    $ 1,389.77     $ 2,950.54
EQ/FI Small/Mid Cap Value                         $   272.54     $   836.37    $ 1,426.14     $ 3,022.01
EQ/J.P. Morgan Core Bond                          $   237.95     $   732.71    $ 1,253.74     $ 2,680.59
EQ/Janus Large Cap Growth                         $   287.22     $   880.13    $ 1,498.54     $ 3,163.43
EQ/Lazard Small Cap Value                         $   272.54     $   836.37    $ 1,426.14     $ 3,022.01
EQ/Marsico Focus                                  $   285.12     $   873.89    $ 1,488.22     $ 3,143.35
EQ/Mercury Basic Value Equity                     $   253.67     $   779.92    $ 1,332.40     $ 2,837.20
EQ/Mercury International Value                    $   289.32     $   886.37    $ 1,508.84     $ 3,183.47
EQ/MFS Emerging Growth Companies                  $   258.91     $   795.62    $ 1,358.51     $ 2,888.88
EQ/MFS Investors Trust                            $   257.87     $   792.48    $ 1,353.30     $ 2,878.56
------------------------------------------------------------------------------------------------------------


14 Fee table

------------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
------------------------------------------------------------------------------------------------------------
                                                   1 year         3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Money Market                                   $   816.22     $ 1,268.44    $ 1,748.37     $ 2,273.03
EQ/Putnam Growth & Income Value                   $   871.41     $ 1,434.19    $ 2,024.67     $ 2,868.24
EQ/Putnam Voyager                                 $   879.29     $ 1,457.70    $ 2,063.60     $ 2,950.54
EQ/Small Company Index                            $   861.55     $ 1,404.73    $ 1,975.82     $ 2,764.41
EQ/Technology                                     $   899.99     $ 1,519.25    $ 2,165.15     $ 3,163.43
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $ 1,521.86     $ 3,243.31    $ 4,813.72     $ 7,783.97
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $   921.67     $ 1,583.43    $ 2,270.54     $ 3,381.62
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                 If you annuitize at the end
                                                                of the applicable time period
------------------------------------------------------------------------------------------------------------
                                                   1 year         3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Money Market                                   $   548.11     $   962.44    $ 1,402.16     $ 2,623.03
EQ/Putnam Growth & Income Value                   $   606.82     $ 1,139.34    $ 1,698.08     $ 3,218.24
EQ/Putnam Voyager                                 $   615.20     $ 1,164.44    $ 1,739.77     $ 3,300.54
EQ/Small Company Index                            $   596.33     $ 1,107.90    $ 1,645.76     $ 3,114.41
EQ/Technology                                     $   637.22     $ 1,230.13    $ 1,848.54     $ 3,513.43
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $ 1,298.78     $ 3,070.52    $ 4,686.80     $ 8,133.97
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $   660.29     $ 1,298.63    $ 1,961.43     $ 3,731.62
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                          If you do not surrender your contract
                                                        at the end of the applicable time period
------------------------------------------------------------------------------------------------------------
                                                   1 year         3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Money Market                                   $ 198.11       $   612.44    $ 1,052.16     $ 2,273.03
EQ/Putnam Growth & Income Value                   $ 256.82       $   789.34    $ 1,348.08     $ 2,868.24
EQ/Putnam Voyager                                 $ 265.20       $   814.44    $ 1,389.77     $ 2,950.54
EQ/Small Company Index                            $ 246.33       $   757.90    $ 1,295.76     $ 2,764.41
EQ/Technology                                     $ 287.22       $   880.13    $ 1,498.54     $ 3,163.43
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $ 948.78       $ 2,720.52    $ 4,336.80     $ 7,783.97
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $ 310.29       $   948.63    $ 1,611.43     $ 3,381.62
------------------------------------------------------------------------------------------------------------



                                                                    Fee table 15

CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2003.



16 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

An initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the processing office. See "How to reach us" earlier in this Prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. If we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options available are the variable investment options and the guaranteed interest option.


VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. A limit of 45 investment options can be chosen over the life of the contract. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------

                                              Contract features and benefits  17

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Momentum Plus(SM) variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each portfolio. The chart also indicates the investment manager for each of the other portfolios.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o Equitable Life
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 EQUITY                                                                                 o MFS Investment Management
                                                                                        o Marsico Capital Management, LLC
                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital        o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                        o A I M Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                              income and capital appreciation.                          o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                        o Alliance Capital Management L.P.,
 INTERNATIONAL EQUITY                                                                     through its Bernstein Investment
                                                                                          Research and Management Unit
                                                                                        o Bank of Ireland Asset Management
                                                                                          (U.S.) Limited
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P.,
 CORE EQUITY                                                                              through its Bernstein Investment
                                                                                          Research and Management Unit
                                                                                        o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                   Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 GROWTH                                                                                 o RCM Capital Management LLC
                                                                                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 VALUE                                                                                  o Institutional Capital Corporation
                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 CAP GROWTH                                                                             o Franklin Advisers, Inc.
                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                              o TCW Investment Management Company
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                     o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.                  o Morgan Stanley Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that              o Alliance Capital Management L.P.
                                 approximates the total return performance of the
                                 S&P 500 Index, including reinvestment of dividends,
                                 at a risk level consistent with that of the S&P
                                 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Seeks long-term capital growth.                        o Evergreen Investment Management
                                                                                          Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.                     o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE        Seeks long-term capital appreciation.                  o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND         Seeks to provide a high total return consistent        o J.P. Morgan Investment Management Inc.
                                 with moderate risk to capital and maintenance of
                                 liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        Seeks long-term growth of capital.                     o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE        Seeks capital appreciation.                            o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                 Seeks long-term growth of capital.                     o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           Seeks capital appreciation and secondarily, income.    o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL         Seeks capital appreciation.                            o Merrill Lynch Investment Managers Interna-
 VALUE                                                                                    tional Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH           Seeks to provide long-term capital growth.             o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST           Seeks long-term growth of capital with secondary       o MFS Investment Management
                                 objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Seeks to obtain a high level of current income,        o Alliance Capital Management L.P.
                                 preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME        Seeks capital growth. Current income is a secondary    o Putnam Investment Management, LLC
 VALUE                           objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER                Seeks long-term growth of capital and any increased    o Putnam Investment Management, LLC
                                 income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Seeks to replicate as closely as possible (before      o Alliance Capital Management L.P.
                                 the deduction of portfolio expenses) the total
                                 return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                    Seeks to achieve long-term growth of capital.          o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                   Objective                                              Investment Manager/Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE       Seeks to increase the value of your investments        o Charles Schwab Investment Management,
 LONG/SHORT EQUITY               in bull markets and in bear markets through              Inc.
                                 strategies that are designed to limit exposure         o AXA Rosenberg Investment Management LLC
                                 to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------

20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                   Objective                                              Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class II(1)  Seeks to provide above average current income and      o Van Kampen(2)
                                 long-term capital appreciation by investing
                                 primarily in equity securities of companies in the
                                 U.S. real estate industry, including real estate
                                 investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



(1)  'Class II' Shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-528-0204.



                                               Contract features and benefits 21

COMBINATION OF CERTAIN INVESTMENT OPTIONS

Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. The AXA Premier VIP Technology option will first become available under the contracts at the time that its interests replace interests in the EQ/Technology option. At that time, we will move the assets in the replaced option into this surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.



GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.


Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2004 is 3%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.


Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

o the date amounts were credited to the account, or

o the date your employer's plan enrolled under the contract.


CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

   (a) the plan fails to qualify under the Code, or

   (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.

EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

(1) as a result of:

    o a participant's death,

    o attainment of the normal retirement age under the employer's plan,

    o disability, or

    o separation from service;

(2) to purchase an annuity payout option that depends on the life of an annuitant; or

(3) to satisfy the Code's minimum distribution requirements.

We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees, as applicable, must give us 90 days' advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.


MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that an employer's plan held amounts attributable to participant plan account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

(1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

(2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.


22  Contract features and benefits

(3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:

o We will not disburse less than the amounts contributed to the guaranteed interest option on behalf of a participant plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee, as applicable, from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time, and a limit of 45 investment options over the life of the contract. Selections are made at the time of application, but may be changed subject to our rules in effect at that time.


If any one of the AXA Premier VIP High Yield, AXA Conservative Allocation, AXA Conservative-Plus Allocation, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, AXA Premier VIP Core Bond, or EQ/J.P. Morgan Core Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any one of the above-listed options are selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this Prospectus. Lastly, if none of the above-listed options is selected, the guaranteed interest option must be elected as a funding option.



ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. Employees and employers may allocate contributions in different percentages. Some plans may allow participant-directed contributions only for employee post-tax and salary-deferral contributions.

You as a participant should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner, a participant can use TOPS or EQAccess to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.


                                              Contract features and benefits  23

2. Determining your retirement account value

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YOUR RETIREMENT ACCOUNT VALUE
The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

If a partial or full withdrawal is made or if the contract owner terminates a plan's participation in the MOMENTUM PLUS(SM) program, participant retirement account values will be reduced by any withdrawal charge and/or any market value adjustment that applies.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions,

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges),


(iii) decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of investment options.

In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and charges we deduct.



24  Determining your retirement account value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE
Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Investment simplifier" and "Asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQ/Access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, AXA Premier VIP High Yield, EQ/Money Market, AXA Premier VIP Core Bond, EQ/J.P. Morgan Core Bond, AXA Conservative Allocation or AXA Conservative-Plus Allocation options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of (i) and (ii) below:


(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------

Generally, this means that new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. However, automatic transfers under the fixed-dollar option and the interest sweep option will continue during this 90-day period. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

If the employer or plan trustee, as applicable, has transferred assets to the MOMENTUM PLUS(SM) contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.



                            Transferring your money among investment options  25

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.



AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Contract owners can elect to provide participants with one of two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep option." Depending on the terms of the Plan, either the contract owner or participant may select one or the other, but not both.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP. Under the interest sweep option, each month we transfer the amount of interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month after that to participate in the interest sweep option. The interest sweep option is not subject to the transfer restrictions mentioned above.

You may elect an automatic transfer option by filing an election form with your employer or plan trustee. For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office. For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END

Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers has been completed or the amount you have available for transfer from the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive your written request to terminate automatic transfers, or on the date the contract terminates.


ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options which your employer has selected for your plan. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your retirement account value that you specify is invested in each option at


26 Transferring your money among investment options the end of each rebalancing date. Your entire retirement account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the guaranteed interest option.


You may change your allocation instructions or cancel the program at any time.



                            Transferring your money among investment options  27

4. Accessing your money

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WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59-1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this Prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, an installment payout and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" earlier in this Prospectus and "Charges that Equitable Life deducts" under "Charges and expenses" later in this Prospectus.


INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semi-annual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM PLUS(SM) contract if a participant's:

o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this Prospectus) permits it and the contract owner elects to make this option available to the participants;

o retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this Prospectus; and

o account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account value is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.


FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this Prospectus.


PLAN LOANS

The contract permits your employer or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS(SM) program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.


28  Accessing your money

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" later in this Prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses" later in this Prospectus.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this Prospectus.

You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o the participant dies, or

o participation under the contract terminates.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.


YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM PLUS(SM) will offer several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.



------------------------------------------------------------------------
Annuity Payout Options              Life annuity
                                    Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
                                    Qualified joint and survivor life
------------------------------------------------------------------------
Variable Immediate Annuity payout   Life annuity (not available in
   options                          New York)
                                    Life annuity with period certain
                                    Qualified joint and survivor life
------------------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"), pro-


                                                        Accessing your money  29
  vides payments to the beneficiary for the balance of the period certain.
  The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to the participant's surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. Equitable Life's financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM PLUS(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The chart below compares the financial value of the different annuity payout options. The hypothetical example assumes at the time payments commence:

o a $100,000 initial contribution;

o both the annuitant and the joint annuitant are 65;

o fixed annuity rates that are currently guaranteed in the contract;

o no state premium taxes; and

o no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.



------------------------------------------------------------------------
                                 Amount to
                                 be Applied      Rate per
                                 on Annuity      $1.00 of        Monthly
                                   Form           Monthly        Annuity
Annuity Form                      Elected         Annuity       Provided
------------------------------------------------------------------------
Life                             $100,000         $207.42       $482.11
5 Year Certain Life               100,000          208.32        480.04
10 Year Certain Life              100,000          211.15        473.60
15 Year Certain Life              100,000          216.29        462.34
20 Year Certain Life              100,000          224.23        445.98
100% Joint & Survivor Life        100,000          243.17        411.23
75% Joint & Survivor Life         100,000          234.24        426.92*
50% Joint & Survivor Life         100,000          225.30        443.86*
100% Joint & Survivor             100,000          243.19        411.20
-- 5 Year Certain Life**
100% Joint & Survivor             100,000          243.37        410.90
-- 10 Year Certain Life**
100% Joint & Survivor             100,000          244.03        409.79
-- 15 Year Certain Life**
100% Joint & Survivor             100,000          245.83        406.79
-- 20 Year Certain Life**
------------------------------------------------------------------------

 * Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a joint and survivor annuity -- period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase an annuity must be at least $3,500. Once an annuity payout option has been chosen and payments have begun, no changes can be made.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

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You, the participant, are the annuitant (or measuring life) for determining payments.
--------------------------------------------------------------------------------

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2

Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calen-


30  Accessing your money
dar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If a participant takes less than the required minimum distribution in any year, that participant could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).


AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help the participant meet lifetime required minimum distributions under federal income tax rules. If a participant elects the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require a participant to withdraw from the participant's retirement account value. We calculate the amount to be withdrawn under this option based on the information given us, the various participant choices made, and certain assumptions. We assume that the funds held under the contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of participant information you provided. We describe the participant choices in the SAI.

A participant may elect the automatic minimum withdrawal option if the participant is at least 70-1/2 and has a retirement account value of at least $3,500. A participant can elect the automatic minimum withdrawal option by filing the proper election form with their employer.

A participant may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict a participant from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if a participant has an outstanding loan.

The minimum amount that a participant may receive under this option is $300, or the participant's retirement account value, whichever is less.


                                                        Accessing your money  31

5. The MOMENTUM PLUS(SM) program

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This section explains the MOMENTUM PLUS(SM) Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM PLUS(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM PLUS(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM PLUS(SM) Program (other than the variable investment options) such as the Master Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS(SM) Program.

The MOMENTUM PLUS(SM) program offers, according to the terms of either the Master Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS(SM) contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS(SM) contract before entering into the contract.


MASTER PLAN AND TRUST

As an employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM PLUS(SM) program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the contract.

The Master Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the
    Code); and

o a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The contract owner will instruct us to consider these as participant-directed plans. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974 ("ERISA"). However, an employer is responsible for making sure that variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this Prospectus.

If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.


POOLED TRUST

If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Master Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS(SM) contract).

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Master Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.


TRUSTEE

Chase Manhattan Bank N.A. currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of Chase Manhattan Bank N.A. is to serve as a party to the MOMENTUM PLUS(SM) contract. It has no responsibility for the administration of the MOMENTUM PLUS(SM) program or for any distributions or duties under the contract. The Master Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations where the MOMENTUM PLUS(SM) contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.


EMPLOYER'S RESPONSIBILITIES

If an employer elects the full-service recordkeeping option, their responsibilities relating to the administration and qualification of their plan will include:

o sending us contributions at the proper time;

o determining the amount of all contributions for each participant;

o maintaining all personnel records necessary for administering your plan;

o determining who is eligible to receive benefits;

o forwarding all the forms to us that employees are required to submit;


32  The MOMENTUM PLUS(SM) program

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of an employer's plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.


ADOPTING THE MOMENTUM PLUS(SM) PROGRAM

To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS(SM) contract. We reserve the right to amend the MOMENTUM PLUS(SM) contract without the consent of any other person to comply with laws and regulations that may apply.


                                               The MOMENTUM PLUS(SM) program  33

6. Plan recordkeeping services

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We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Master Plan and Trust.


BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o accounting by participant;

o accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL; and

o plan loan processing, if applicable.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with Equitable Life. The written agreement specifies the fees for this service.


FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o assistance in annual reporting with the IRS and the DOL;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o tracking of hardship withdrawal amounts in Code Section 401(k) plans; and

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


34  Plan recordkeeping services

7. Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o A mortality and expense risks charge

o An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o A quarterly administrative charge.

o A withdrawal charge when you make certain withdrawals.

o A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.


CHARGES UNDER THE CONTRACT


CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option, of which 0.50% is for mortality risks, 0.60% is for expense risks and 0.25% is for other expenses.

The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The Momentum Plus(SM) Quarterly Administrative Charge" in the SAI.


We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST(R) Corporate Trusteed, EQUI-VEST(R) Unincorporated Trusteed, EQUI-VEST(R) Annuitant-Owned HR-10 or Momentum(SM) as a funding vehicle, and which transferred assets to this contract, or if the retirement account value of the MOMENTUM PLUS(SM) account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days' written notice of any increase.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 10 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.



CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.


WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in


                                                        Charges and expenses  35
selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an Equitable Life contract;

o in-service withdrawals from the variable investment options following a plan termination;

o in-service withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and


o surrenders following a contract termination.


In order to give the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of vested contributions (less any prior withdrawal charges paid) made on behalf of the participant.

Forfeited retirement account value. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.


WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o you, the participant, die, retire or become disabled;

o you, the participant, have separated from service (see Section 402(d)(4)(A) of the Code as in effect under the Tax Reform Act of 1986);

o the amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70-1/2;


o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2). A hardship withdrawal is never subject to a withdrawal charge;


o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.


PLAN LOAN CHARGES

We will deduct a $25 ($50 maximum) charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as state premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by jurisdiction and ranges from 0% to 1%. (The rate is 1% in Puerto Rico.)



VARIABLE ANNUITY ADMINISTRATION FEE


We deduct a fee of $350 from amounts applied to a variable annuity payout option.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Investment advisory fees ranging from 0.10% to 1.50%.


36  Charges and expenses

o 12b-1 fees of either 0.25% or 0.35% for Class IB/B and Class II shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative services fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. For more information about these charges, please refer to the prospectuses of the Trusts.


CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.


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8. Payment of death benefit

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DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.


DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70-1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUM PLUS(SM) contract, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the guaranteed interest option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this Prospectus.

We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a) receive the death benefit in a single sum,

(b) apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or

(d) have the death benefit credited to an account under the MOMENTUM PLUS(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.


38  Payment of death benefit

9. Tax information

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President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.


OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.


We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.


TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are

                                                             Tax information  39
deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $41,000 or 100% of the compensation or earned income for each participant. In 2004, the employer may not consider compensation in excess of $205,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions that will not be included in the employee's income ("elective deferrals") by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1) reaching of age 59-1/2,

(2) death,

(3) disability,

(4) certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $13,000 in 2004 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.


Effective January 1, 2004, employees who are at least age 50 at any time during the calendar year can make an additional $3,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees. That is, they are not subject to elective deferral limits.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $90,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and above the contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary


40  Tax information
income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.


INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.


ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under Section 457 of the Code, or rolled over by the individual to another plan or IRA generally within 60 days of receipt. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments is made (not less frequently than annually):

  (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

  (b) for a specified period of ten years or more.

o a hardship withdrawal;

o any distribution to the extent that it is a required distribution under
  Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.

The specified exceptions are for:

(a) distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);


                                                             Tax information  41

(c) distributions due to separation from active service after age 55; and

(d) distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan, an annuity under
Section 403(b) of the Code, a retirement plan under Section 457 of the Code or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax adviser concerning applicability of these complex rules to your situation.


Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1) in a lump sum payment;

(2) over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4) over a period not extending beyond the life expectancy of the participant;
    or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant


42  Tax information
with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;

o for loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code;

o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and

o plan loans can be made to sole proprietors partners and S Corporation owners under the same terms and conditions provided in the Code. However, the loan prohibition will continue to apply to IRA owners.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS(SM) shall apply regardless of the plan administrator's guidelines.


IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax rules, Equitable Life does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).


                                                             Tax information  43

10. More information

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.


Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A, IB/B or Class II shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

We will notify MOMENTUM PLUS(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.

ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 plan relating to the Class IB/B or Class II shares and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus, or in their respective SAIs, which are available upon request.



ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM PLUS(SM) contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern time for purposes of determining the date


44  More information
when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after the close of the business day, we will use the next business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive the appropriate election form at our processing office.

o For the interest-sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees; or

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.

The Trusts sell their shares to Equitable Life separate accounts in connection with Equitable Life's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM PLUS(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM PLUS(SM) program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.



ABOUT OUR INDEPENDENT AUDITORS

The consolidated financial statements of Equitable Life at December 31, 2003 and 2002 and for each of the three years ended December 31, 2003 incorporated in this Prospectus and in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers



                                                            More information  45

LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS


The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. Participants and contract owners may request one by writing to our processing office or calling 1-800-528-0204.


DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.


The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, and who are also our licensed insurance agents.

We pay broker-dealer sales compensation that will generally not exceed 2.00% of the total contributions made under the contracts. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial representatives as commissions related to the sales of the contracts.

Equitable Life and/or AXA Advisors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

Similarly, in an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or more compensation for the sale of an Equitable Life variable product than it would for the sale of another product. Such practice is known as providing differential compensation. Other forms of compensation financial professionals may receive include, health and retirement benefits, credits towards stock options awards and rewards for sales incentive campaigns. In addition, managerial personnel may receive expense reimbursements, marketing allowances and so called "overrides." In part for tax reasons, AXA Advisors financial professionals and managerial personnel qualify for health and retirement benefits based on their sales of our variable products.

These payments and differential compensation (together,"payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the recipient to show preference in recommending the purchase or sale of our products. However, under applicable rules of the National Association of Securities Dealers, Inc., AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. Although Equitable Life takes all of its costs into account in establishing the level of fees and expenses in our products, payments made will not result in any separate charge to you under your contract.



46  More information

Appendix: Condensed financial information

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The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2003.

---------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                             1994         1995         1996         1997         1998
---------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                              $  92.22     $ 108.95     $ 120.01     $ 136.14     $ 158.63
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          188          336          417          439          375
---------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 100.49     $ 130.50     $ 157.31     $ 171.96     $ 170.12
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          350          718        1,070        1,220        1,098
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HIGH YIELD
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 102.37     $ 121.10     $ 146.80     $ 171.56     $ 160.53
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           38           70           94          110          100
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                             1999         2000         2001         2002         2003
---------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $ 109.15
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $ 102.15
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $ 104.14
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 184.34     $ 179.45     $ 173.76     $ 149.96     $ 176.67
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          321          244          222          312          243
---------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $ 107.96
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 199.45     $ 170.92     $ 126.48     $  88.98     $ 121.02
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          878          671          495          365          301
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 106.72     $ 109.22
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            2            2
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $  78.97     $  99.83
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HIGH YIELD
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 153.05     $ 137.94     $ 137.35     $ 131.83     $ 159.80
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           82           66           52           38           36
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $  78.06     $ 103.45
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $  76.42     $  96.60
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $  68.79     $  87.45
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $  79.08     $ 102.26
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            1
---------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2003. (CONTINUED)

---------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                             1994         1995         1996         1997         1998
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 101.38     $ 132.47     $ 162.39     $ 207.00     $ 264.22
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          330          706        1,039        1,192        1,133
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------
  Unit value                              $  99.06     $ 121.25     $ 143.63     $ 179.60     $ 214.14
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            9           67          121          183          209
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES
---------------------------------------------------------------------------------------------------------
  Unit value                              $  94.76     $ 105.94     $ 108.45     $ 114.78     $ 122.00
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           64           88           81           77           76
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
---------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 104.15     $ 112.81     $ 107.89     $ 117.68
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            3           54           85           87
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
---------------------------------------------------------------------------------------------------------
  Unit value                              $  99.07     $ 114.38     $ 118.87     $ 127.99     $ 137.23
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3           17           28           37           47
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 125.54     $ 118.55
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            8           41
---------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $  86.23
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                             1999         2000         2001         2002       2003
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --    $  62.00    $  85.76
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           1           2
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --    $  73.69    $ 102.21
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --          --           1
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --    $  56.63    $  88.06
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --          --           2
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 326.32     $ 276.76     $ 244.28    $ 161.06    $ 238.22
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,032          792          561         398         334
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 250.67     $ 269.45     $ 262.37    $ 204.30    $ 263.52
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          217          183          149         117          97
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 120.52     $ 129.80     $ 138.49    $ 148.72    $ 150.23
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           63           34           33          42          32
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 159.96     $ 121.48     $  92.42    $  82.14    $ 109.74
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           84           69           58         260         211
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 116.36     $  93.68     $  70.27    $  47.72    $  58.00
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            6           23           25          23          20
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 132.67     $ 145.91     $ 155.87    $ 165.98    $ 169.96
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           41           37           40          38          35
---------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 149.59     $ 168.23     $ 144.34    $  99.56    $ 138.76
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           34           48           50          47          45
---------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --     $  95.93     $  94.36    $  80.39    $ 102.10
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           25          25          26
---------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 107.57     $ 103.04     $  86.71    $  62.91    $  79.41
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --          --           1
---------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 129.55     $ 103.40     $  80.69    $  67.62    $  88.47
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1           2           2
---------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 106.78     $ 111.57     $ 107.84    $  80.14    $ 103.95
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1           --          20          19
---------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 101.64     $ 103.87     $ 100.40    $  75.60    $ 101.72
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           1           2
---------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 166.52     $  98.49     $  92.15    $  85.53    $ 131.57
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           11           17           16          14          15
---------------------------------------------------------------------------------------------------------


I-2 Appendix: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2003. (CONTINUED)


---------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                             1994         1995         1996         1997         1998
---------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 100.94     $ 135.92     $ 164.08     $ 214.58     $ 271.11
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3           44          128          231          283
---------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $  83.08
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            2
---------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $  98.58
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            2
---------------------------------------------------------------------------------------------------------
 EQ/MERCURY INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $ 107.73
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            7
---------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 103.10     $ 107.55     $ 111.75     $ 116.21     $ 120.76
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          474          299          307          325          322
---------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $ 101.60
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            2
---------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------
 EQ/TECHNOLOGY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                             1999         2000         2001         2002       2003
---------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 321.97     $ 287.20     $ 249.47     $ 191.48     $ 242.05
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          304          253          203          146          131
---------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 106.57     $  92.82     $  75.99     $  56.96     $  77.66
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            1
---------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
---------------------------------------------------------------------------------------------------------
  Unit value                                    --     $  99.98     $  85.40     $  68.69     $  97.31
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1            4            4
---------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                              $  83.43     $  86.54     $  88.78     $  74.70     $  98.20
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            7           11           23           35           39
---------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 107.02     $ 109.13
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            1
---------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                    --     $  83.94     $  63.79     $  43.85     $  54.45
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            4            2
---------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                              $  97.34     $ 113.81     $ 132.19     $ 112.34     $ 152.25
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            3            6            8
---------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --     $ 105.90     $  92.39     $ 119.52
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            4
---------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 115.67     $ 127.60     $ 132.83     $ 109.20     $ 141.34
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           14           18           27           28           26
---------------------------------------------------------------------------------------------------------
 EQ/MERCURY INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 137.09     $ 118.59     $  91.80     $  75.49     $  95.36
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            3            3           17           16
---------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 184.57     $ 147.79     $  96.14     $  62.29     $  79.46
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           87          142          140           94           87
---------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 104.48     $ 102.36     $  84.83     $  66.10     $  79.58
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1           --            1            1
---------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 125.06     $ 131.10     $ 134.30     $ 134.47     $ 133.74
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          331          231          220          162          109
---------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                              $  98.87     $ 104.15     $  95.74     $  76.45     $  95.64
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           11           16           17           18           18
---------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
---------------------------------------------------------------------------------------------------------
  Unit value                              $ 122.56     $  99.43     $  74.09     $  53.83     $  65.83
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            2            3            3            2
---------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $  81.52     $ 117.31
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1
---------------------------------------------------------------------------------------------------------
 EQ/TECHNOLOGY
---------------------------------------------------------------------------------------------------------
  Unit value                                    --     $  66.10     $  49.26     $  28.78     $  40.75
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           10           14           13           14
---------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2003. (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                        -----------------------------------------------------------------------------------
                                          1994    1995    1996    1997    1998    1999    2000    2001    2002      2003
---------------------------------------------------------------------------------------------------------------------------
 LAUDUS ROSENBERG VIT VALUE LONG/
  SHORT EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              --      --      --      --      --      --      --      --      --     $  99.46
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --      --      --      --      --      --      --      --      --           --
---------------------------------------------------------------------------------------------------------------------------
 U.S. REAL ESTATE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              --      --      --      --      --      --      --      --      --     $ 106.81
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --      --      --      --      --      --      --      --      --           --
---------------------------------------------------------------------------------------------------------------------------


I-4 Appendix: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Additional information about the MOMENTUM PLUS(SM) program                    2
Accumulation unit values                                                      3
Description of contribution sources for the MOMENTUM PLUS(SM) program         3
How we deduct the MOMENTUM PLUS(SM) quarterly administrative charge           3
Equitable Life's pending name change                                          4
Custodian and independent auditors                                            4
Distribution of the contracts                                                 4
ERISA information statement                                                   4
Financial statements                                                          4



How to Obtain a MOMENTUM PLUS(SM) Statement of Additional Information for Separate Account A

Call 1-800-528-0204 or send this request form to:
     AXA Equitable Life
     MOMENTUM(SM) Administration Services
     P.O. Box 2919
     New York, NY 1016

--------------------------------------------------------------------------------

Please send me a MOMENTUM PLUS(SM) SAI dated May 1, 2004.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip






888-1310A

Momentum Plus(SM)
A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2004

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Momentum Plus(SM) prospectus, dated May 1, 2004. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed interest options are part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (Post Office Box 2919, New York, NY 10116), by calling toll free, 1-800-528-0204, or by contacting your financial professional.


TABLE OF CONTENTS

Additional information about the Momentum
    Plus(SM) program                                                         2
Accumulation unit values                                                     3
Description of contribution sources for the
    Momentum Plus(SM) program                                                3
How we deduct the Momentum Plus(SM) quarterly
    administrative charge                                                    3
Equitable Life's pending name change                                         4
Custodian and independent auditors                                           4
Distribution of the contracts                                                4
ERISA information statement                                                  4
Financial statements                                                         4




   Copyright 2004 The Equitable Life Assurance Society of the United States
            1290 Avenue of the Americas, New York, New York 10104.
All rights reserved. Momentum Plus(SM) is a service mark of The Equitable Life
                    Assurance Society of the United States.



888-1310A

                                                                          x00650

ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS(SM) PROGRAM



Master Plan eligibility requirements

Under the Master Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.


Vesting under the Master Plan

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Master Plan. The participant's retirement account value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retire-ment age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:



-----------------------------------------------------------
Years     Schedule A   Schedule B   Schedule C   Schedule D
of        Vested       Vested       Vested       Vested
Service   Percentage   Percentage   Percentage   Percentage
-----------------------------------------------------------
    1           0%           0%           0%         100%
    2         100           20            0          100
    3         100           40          100          100
    4         100           60          100          100
    5         100           80          100          100
    6         100          100          100          100
-----------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:


-----------------------------------------------------------
                Schedule E   Schedule F
Years of        Vested       Vested
Service         Percentage   Percentage
-----------------------------------------------------------
  Less than 2         0%           0%
       2             20            0
       3             40          100
       4             60          100
       5             80          100
       6            100          100
-----------------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service, increasing 20% per year thereafter.

Benefit distributions

in receiving benefits (including annuity payments) under a Master Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:



--------------------------------------------------------------------------------
                       Form received
                       at the                  When eligible
Type of                processing              to receive
distribution           office                  distribution
--------------------------------------------------------------------------------
Single Sum             N/A                     The 1st business day
Payments                                       that is 7 calendar
                                               days after we receive
Annuities                                      the form.
--------------------------------------------------------------------------------
In-Service             N/A                     The business day on
Withdrawals                                    which we receive the
                                               form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
--------------------------------------------------------------------------------
Installment Payments   1st through 25th        The 1st business day
                       business day of         of the following cal-
                       month inclusive. 26th   endar month. The 1st
                       through 31st busi-      business day of the
                       ness day of month       second following
                       inclusive.              calendar month.
--------------------------------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity pay-ments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.


ACCUMULATION UNIT VALUES


Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus(SM).

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
        a
       (-) - c
        b

where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such trusts.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily asset charge for expenses of Separate Account A multiplied by the number of calendar days in the valuation period.



DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS(SM) PROGRAM


There are six types of sources of contributions under qualified plans:

Employer contributions

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

Matching contributions

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's post-tax contributions or salary deferral contributions to the plan.

Post-tax contributions

These are after-tax contributions made by a participant in accordance with the terms of a plan.

Salary-deferral contributions

These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

Prior plan contributions

These are contributions that are rolled over directly or indirectly from another qualified plan, Section 403(b) plan, governmental Section 457(b) plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Code). In addition, surviving spouses could rollover distributions that they have received as beneficiaries from another Section 401, Section 403(b) and governmental 457(b) plan into this plan. After-tax contributions may also be rolled over.

Qualified non-elective and qualified matching contributions

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Master Plan.



HOW WE DEDUCT THE MOMENTUM Plus(SM) QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, EQ/Alliance Common Stock, AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/Alliance Growth and Income, EQ/Equity 500 Index, AXA Premier VIP High Yield, EQ/Alliance International, EQ/Alliance Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the EQ/Alliance Common Stock option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.



EQUITABLE LIFE'S PENDING NAME CHANGE

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


CUSTODIAN AND INDEPENDENT AUDITORS


Equitable Life is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of Separate Account A as of December 31, 2003 and for the periods ended December 31, 2003 and 2002, and the consolidated financial statements of Equitable Life as of December 31, 2003 and 2002, and for each of the three years ended December 31, 2003 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2003, 2002 and 2001. Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A $562,696,578 in 2003, $536,113,253 in 2002 and $543,488,990
in 2001. Of these amounts, AXA Advisors retained $287,344,634, $283,213,274 and $277,057,837, respectively.


ERISA INFORMATION STATEMENT


The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. Equitable Life, AXA Network, LLC ("AXA Network"), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of Equitable Life. Equitable Life has retained its affiliate AXA Network as its general agent to distribute Equitable Life policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of Equitable Life products by the Financial Professionals, including training, wholesaling support and other marketing functions. Equitable Life pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Professional of AXA Advisors named ("Financial Professional") will receive compensation from Equitable Life for the sale and servicing of a Momentum Plus(SM) contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum Plus(SM) Contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of Equitable Life.

Schedule of Maximum Commission and Service Fees: AXA Network pays premium-based compensation on Momentum Plus(SM) contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 2.0% on all contributions made. Compensation is not payable on transfers to the contract from another Equitable Life funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum Plus(SM) contract.



FINANCIAL STATEMENTS


The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of
 Independent Auditors...............................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2003........................................................   FSA-3
   Statements of Operations for the Year Ended December
    31, 2003........................................................   FSA-20
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2003 and 2002......................................   FSA-27
   Notes to
    Financial Statements............................................   FSA-40


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of
 Independent Auditors...............................................   F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003
    and 2002........................................................   F-2
   Consolidated Statements of Earnings, Years Ended December 31,
    2003, 2002 and 2001.............................................   F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2003, 2002
    and 2001........................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
    2003, 2002 and 2001.............................................   F-5
   Notes to Consolidated Financial Statements.......................   F-7


                                     FSA-1

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                     AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                       Allocation       Allocation            Allocation
                                                    --------------- ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value     $1,006,595        $940,843              $866,979
Receivable for The Trusts shares sold .............            --              --                    --
Receivable for policy-related transactions ........           372          37,263                 8,140
                                                       ----------        --------              --------
  Total assets ....................................    $1,006,967        $978,106              $875,119
                                                       ----------        --------              --------
Liabilities:
Payable for The Trusts shares purchased ...........         2,555          37,263                 8,140
Payable for policy-related transactions ...........            --              --                    --
                                                       ----------        --------              --------
  Total liabilities ...............................         2,555          37,263                 8,140
                                                       ----------        --------              --------
Net Assets ........................................    $1,004,412        $940,843              $866,979
                                                       ==========        ========              ========
Net Assets:
Accumulation Units ................................    $1,003,336        $940,001              $865,835
Contracts in payout (annuitization) period.........            --              --                    --
Retained by Equitable Life in Separate Account A...    $    1,076        $    842              $  1,144
                                                       ----------        --------              --------
Total net assets ..................................    $1,004,412        $940,843              $866,979
                                                       ==========        ========              ========
Investments in shares of The Trusts, at cost ......    $  992,724        $942,145              $863,501
The Trusts
  Class A .........................................            --              --                    --
  Class B .........................................        89,371          89,996                81,350



                                                                               AXA Moderate-Plus    AXA Premier VIP
                                                     AXA Moderate Allocation       Allocation      Aggressive Equity
                                                    ------------------------- ------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value        $1,695,849,713           $2,390,484       $1,109,593,257
Receivable for The Trusts shares sold .............                   --                   --               91,033
Receivable for policy-related transactions ........            2,040,706               40,047              316,801
                                                          --------------           ----------       --------------
  Total assets ....................................       $1,697,890,419           $2,430,531       $1,110,001,091
                                                          --------------           ----------       --------------
Liabilities:
Payable for The Trusts shares purchased ...........              413,088               40,047                   --
Payable for policy-related transactions ...........                   --                   --                   --
                                                          --------------           ----------       --------------
  Total liabilities ...............................              413,088               40,047                   --
                                                          --------------           ----------       --------------
Net Assets ........................................       $1,697,477,331           $2,390,484       $1,110,001,091
                                                          ==============           ==========       ==============
Net Assets:
Accumulation Units ................................       $1,690,774,323           $2,389,808       $1,106,552,423
Contracts in payout (annuitization) period.........            6,703,008                   --            2,051,410
Retained by Equitable Life in Separate Account A...       $           --           $      676       $    1,397,258
                                                          --------------           ----------       --------------
Total net assets ..................................       $1,697,477,331           $2,390,484       $1,110,001,091
                                                          ==============           ==========       ==============
Investments in shares of The Trusts, at cost ......       $1,722,365,500           $2,330,884       $1,539,039,007
The Trusts
  Class A .........................................          110,232,275                   --           48,906,303
  Class B .........................................            5,704,279              213,938              530,163

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                      AXA Premier      AXA Premier     AXA Premier VIP
                                                     VIP Core Bond   VIP Health Care      High Yield
                                                    --------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $55,299,302      $29,590,380       $149,803,447
Receivable for The Trusts shares sold .............        25,569               --                 --
Receivable for policy-related transactions ........            --           81,155            255,057
                                                      -----------      -----------       ------------
  Total assets ....................................   $55,324,871      $29,671,535       $150,058,504
                                                      -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ...........            --           82,436            265,693
Payable for policy-related transactions ...........        25,569               --                 --
                                                      -----------      -----------       ------------
  Total liabilities ...............................        25,569           82,436            265,693
                                                      -----------      -----------       ------------
Net Assets ........................................   $55,299,302      $29,589,099       $149,792,811
                                                      ===========      ===========       ============
Net Assets:
Accumulation Units ................................   $55,167,285      $23,368,824       $148,845,690
Contracts in payout (annuitization) period.........            --               --            644,728
Retained by Equitable Life in Separate Account A...   $   132,017      $ 6,220,275       $    302,393
                                                      -----------      -----------       ------------
Total net assets ..................................   $55,299,302      $29,589,099       $149,792,811
                                                      ===========      ===========       ============
Investments in shares of The Trusts, at cost ......   $55,253,236      $27,109,919       $156,139,693
The Trusts
  Class A .........................................         9,916          101,468         22,470,260
  Class B .........................................     5,303,704        2,808,902          4,162,759



                                                                             AXA Premier
                                                        AXA Premier VIP     VIP Large Cap    AXA Premier VIP   AXA Premier VIP
                                                     International Equity    Core Equity    Large Cap Growth   Large Cap Value
                                                    ---------------------- --------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value        $29,782,552        $22,354,173       $33,589,222       $30,445,387
Receivable for The Trusts shares sold .............                --                 --           323,355                --
Receivable for policy-related transactions ........           147,833             76,793                --            61,687
                                                          -----------        -----------       -----------       -----------
  Total assets ....................................       $29,930,385        $22,430,966       $33,912,577       $30,507,074
                                                          -----------        -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........           147,833             76,793                --            61,687
Payable for policy-related transactions ...........                --                 --           323,355                --
                                                          -----------        -----------       -----------       -----------
  Total liabilities ...............................           147,833             76,793           323,355            61,687
                                                          -----------        -----------       -----------       -----------
Net Assets ........................................       $29,782,552        $22,354,173       $33,589,222       $30,445,387
                                                          ===========        ===========       ===========       ===========
Net Assets:
Accumulation Units ................................       $23,339,588        $16,351,791       $28,129,077       $24,067,917
Contracts in payout (annuitization) period.........                --                 --                --                --
Retained by Equitable Life in Separate Account A...       $ 6,442,964        $ 6,002,382       $ 5,460,145       $ 6,377,470
                                                          -----------        -----------       -----------       -----------
Total net assets ..................................       $29,782,552        $22,354,173       $33,589,222       $30,445,387
                                                          ===========        ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......       $25,458,157        $19,996,948       $30,327,961       $27,778,712
The Trusts
  Class A .........................................           101,285            101,398           100,556           103,324
  Class B .........................................         2,713,660          2,158,235         3,636,964         2,858,850

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                          AXA Premier VIP       AXA Premier VIP
                                                       Small/Mid Cap Growth   Small/Mid Cap Value
                                                      ---------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value ..       $56,239,754           $53,055,394
Receivable for The Trusts shares sold ...............                --                    --
Receivable for policy-related transactions ..........           545,433               213,663
                                                            -----------           -----------
  Total assets ......................................       $56,785,187           $53,269,057
                                                            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased .............           545,507               213,663
Payable for policy-related transactions .............                --                    --
                                                            -----------           -----------
  Total liabilities .................................           545,507               213,663
                                                            -----------           -----------
Net Assets ..........................................       $56,239,680           $53,055,394
                                                            ===========           ===========
Net Assets:
Accumulation Units ..................................       $50,875,414           $46,679,872
Contracts in payout (annuitization) period...........                --                    --
Retained by Equitable Life in Separate Account A.....       $ 5,364,266           $ 6,375,522
                                                            -----------           -----------
Total net assets ....................................       $56,239,680           $53,055,394
                                                            ===========           ===========
Investments in shares of The Trusts, at cost ........       $49,227,289           $44,371,093
The Trusts
  Class A ...........................................           101,794               101,093
  Class B ...........................................         6,358,549             4,976,847



                                                         AXA Premier    AXA Rosenberg VIT Value     EQ/Alliance
                                                       VIP Technology      Long/Short Equity        Common Stock
                                                      ---------------- ------------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value ..    $29,133,595            $396,248          $4,587,724,160
Receivable for The Trusts shares sold ...............             --              66,833                      --
Receivable for policy-related transactions ..........         78,823                  --                 516,545
                                                         -----------            --------          --------------
  Total assets ......................................    $29,212,418            $463,081          $4,588,240,705
                                                         -----------            --------          --------------
Liabilities:
Payable for The Trusts shares purchased .............         78,823                  --                 978,043
Payable for policy-related transactions .............             --              66,833                      --
                                                         -----------            --------          --------------
  Total liabilities .................................         78,823              66,833                 978,043
                                                         -----------            --------          --------------
Net Assets ..........................................    $29,133,595            $396,248          $4,587,262,662
                                                         ===========            ========          ==============
Net Assets:
Accumulation Units ..................................    $23,642,263            $395,484          $4,558,310,215
Contracts in payout (annuitization) period...........             --                  --              27,397,841
Retained by Equitable Life in Separate Account A.....    $ 5,491,332            $    764          $    1,554,606
                                                         -----------            --------          --------------
Total net assets ....................................    $29,133,595            $396,248          $4,587,262,662
                                                         ===========            ========          ==============
Investments in shares of The Trusts, at cost ........    $29,610,419            $399,483          $5,529,200,088
The Trusts
  Class A ...........................................        103,150                  --             288,091,471
  Class B ...........................................      3,199,262              41,105               8,568,620



                                                          EQ/Alliance      EQ/Alliance Intermediate
                                                       Growth and Income     Government Securities
                                                      ------------------- --------------------------
Assets:
Investments in shares of The Trusts, at fair value ..    $1,039,410,845          $177,716,338
Receivable for The Trusts shares sold ...............                --               146,156
Receivable for policy-related transactions ..........           601,747               230,962
                                                         --------------          ------------
  Total assets ......................................    $1,040,012,592          $178,093,456
                                                         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased .............           589,345                    --
Payable for policy-related transactions .............                --                    --
                                                         --------------          ------------
  Total liabilities .................................           589,345                    --
                                                         --------------          ------------
Net Assets ..........................................    $1,039,423,247          $178,093,456
                                                         ==============          ============
Net Assets:
Accumulation Units ..................................    $1,032,711,473          $177,419,075
Contracts in payout (annuitization) period...........         6,478,121               674,381
Retained by Equitable Life in Separate Account A.....    $      233,653                    --
                                                         --------------          ------------
Total net assets ....................................    $1,039,423,247          $178,093,456
                                                         ==============          ============
Investments in shares of The Trusts, at cost ........    $1,012,233,513          $181,334,224
The Trusts
  Class A ...........................................        55,510,461            13,435,493
  Class B ...........................................         7,066,766             4,159,764

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                           EQ/Alliance      EQ/Alliance     EQ/Alliance
                                                          International   Premier Growth   Quality Bond
                                                         --------------- ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $601,214,345     $167,566,686    $179,456,548
Receivable for The Trusts shares sold ..................            --               --         495,503
Receivable for policy-related transactions .............            --          108,824              --
                                                          ------------     ------------    ------------
  Total assets .........................................  $601,214,345     $167,675,510    $179,952,051
                                                          ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        45,374          109,443              --
Payable for policy-related transactions ................       291,642               --         470,703
                                                          ------------     ------------    ------------
  Total liabilities ....................................       337,016          109,443         470,703
                                                          ------------     ------------    ------------
Net Assets .............................................  $600,877,329     $167,566,067    $179,481,348
                                                          ============     ============    ============
Net Assets:
Accumulation Units .....................................  $597,746,593     $167,284,974    $178,487,264
Contracts in payout (annuitization) period..............     1,528,303               --         994,084
Retained by Equitable Life in Separate Account A........     1,602,433          281,093              --
                                                          ------------     ------------    ------------
Total net assets .......................................  $600,877,329     $167,566,067    $179,481,348
                                                          ============     ============    ============
Investments in shares of The Trusts, at cost ...........  $479,113,428     $179,208,700    $177,531,159
The Trusts
  Class A ..............................................    57,742,292               --      14,096,124
  Class B ..............................................     4,791,654       27,021,100       3,433,850



                                                             EQ/Alliance        EQ/Bernstein          EQ/Calvert
                                                          Small Cap Growth   Diversified Value   Socially Responsible
                                                         ------------------ ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $332,071,496        $262,252,223          $9,417,154
Receivable for The Trusts shares sold ..................          81,045                  --                  --
Receivable for policy-related transactions .............              --             719,039              17,733
                                                            ------------        ------------          ----------
  Total assets .........................................    $332,152,541        $262,971,262          $9,434,887
                                                            ------------        ------------          ----------
Liabilities:
Payable for The Trusts shares purchased ................              --             717,035              17,733
Payable for policy-related transactions ................          99,344                  --                  --
                                                            ------------        ------------          ----------
  Total liabilities ....................................          99,344             717,035              17,733
                                                            ------------        ------------          ----------
Net Assets .............................................    $332,053,197        $262,254,227          $9,417,154
                                                            ============        ============          ==========
Net Assets:
Accumulation Units .....................................    $330,931,519        $261,871,659          $7,714,164
Contracts in payout (annuitization) period..............         976,707                  --                  --
Retained by Equitable Life in Separate Account A........         144,971             382,569           1,702,990
                                                            ------------        ------------          ----------
Total net assets .......................................    $332,053,197        $262,254,227          $9,417,154
                                                            ============        ============          ==========
Investments in shares of The Trusts, at cost ...........    $321,175,967        $231,474,939          $8,847,717
The Trusts
  Class A ..............................................      22,634,237                  --                  --
  Class B ..............................................       3,475,008          20,555,343           1,251,741



                                                                EQ/Capital
                                                          Guardian International
                                                         -----------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $20,827,028
Receivable for The Trusts shares sold ..................                --
Receivable for policy-related transactions .............           198,899
                                                               -----------
  Total assets .........................................       $21,025,927
                                                               -----------
Liabilities:
Payable for The Trusts shares purchased ................           196,424
Payable for policy-related transactions ................                --
                                                               -----------
  Total liabilities ....................................           196,424
                                                               -----------
Net Assets .............................................       $20,829,503
                                                               ===========
Net Assets:
Accumulation Units .....................................       $20,780,307
Contracts in payout (annuitization) period..............                --
Retained by Equitable Life in Separate Account A........       $    49,196
                                                               -----------
Total net assets .......................................       $20,829,503
                                                               ===========
Investments in shares of The Trusts, at cost ...........       $17,778,062
The Trusts
  Class A ..............................................                --
  Class B ..............................................         2,159,792

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         EQ/Capital           EQ/Capital          EQ/Emerging
                                                     Guardian Research   Guardian U.S. Equity   Markets Equity
                                                    ------------------- ---------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value      $149,339,211          $77,626,756        $101,861,885
Receivable for The Trusts shares sold .............               --                   --                  --
Receivable for policy-related transactions ........           49,815              494,609             322,118
                                                        ------------          -----------        ------------
  Total assets ....................................     $149,389,026          $78,121,365        $102,184,003
                                                        ------------          -----------        ------------
Liabilities:
Payable for The Trusts shares purchased ...........           49,825              495,437             324,939
Payable for policy-related transactions ...........               --                   --                  --
                                                        ------------          -----------        ------------
  Total liabilities ...............................           49,825              495,437             324,939
                                                        ------------          -----------        ------------
Net Assets ........................................     $149,339,201          $77,625,928        $101,859,064
                                                        ============          ===========        ============
Net Assets:
Accumulation Units ................................     $149,248,156          $77,521,842        $101,661,216
Contracts in payout (annuitization) period.........               --                   --                  --
Retained by Equitable Life in Separate Account A...     $     91,045          $   104,086        $    197,848
                                                        ------------          -----------        ------------
Total net assets ..................................     $149,339,201          $77,625,928        $101,859,064
                                                        ============          ===========        ============
Investments in shares of The Trusts, at cost ......     $123,001,427          $63,712,518        $ 76,542,631
The Trusts
  Class A .........................................               --                   --                  --
  Class B .........................................       13,876,214            7,342,859          12,441,744



                                                        EQ/Equity      EQ/Evergreen                   EQ/FI Small/Mid
                                                        500 Index          Omega      EQ/FI Mid Cap      Cap Value
                                                    ----------------- -------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $  992,491,537    $13,040,004    $154,004,443      $303,373,235
Receivable for The Trusts shares sold .............              --             --              --                --
Receivable for policy-related transactions ........         942,534        125,021         491,486         1,219,320
                                                     --------------    -----------    ------------      ------------
  Total assets ....................................  $  993,434,071    $13,165,025    $154,495,929      $304,592,555
                                                     --------------    -----------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........         917,259        125,021         403,096         1,218,732
Payable for policy-related transactions ...........              --             --              --                --
                                                     --------------    -----------    ------------      ------------
  Total liabilities ...............................         917,259        125,021         403,096         1,218,732
                                                     --------------    -----------    ------------      ------------
Net Assets ........................................  $  992,516,812    $13,040,004    $154,092,833      $303,373,823
                                                     ==============    ===========    ============      ============
Net Assets:
Accumulation Units ................................  $  987,142,331    $12,964,234    $153,930,801      $303,153,875
Contracts in payout (annuitization) period.........       4,601,634             --              --                --
Retained by Equitable Life in Separate Account A...  $      772,847    $    75,770    $    162,032           219,948
                                                     --------------    -----------    ------------      ------------
Total net assets ..................................  $  992,516,812    $13,040,004    $154,092,833      $303,373,823
                                                     ==============    ===========    ============      ============
Investments in shares of The Trusts, at cost ......  $1,026,654,486    $11,398,828    $123,070,344      $261,039,165
The Trusts
  Class A .........................................      43,328,866             --              --                --
  Class B .........................................       3,108,599      1,554,632      15,176,134        23,199,761

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                     EQ/J.P. Morgan  EQ/Janus Large   EQ/Lazard Small
                                                       Core Bond       Cap Growth        Cap Value
                                                    --------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $51,337,052      $54,628,938      $84,277,599
Receivable for The Trusts shares sold .............            --               --               --
Receivable for policy-related transactions ........         4,156           24,133          216,139
                                                      -----------      -----------      -----------
  Total assets ....................................   $51,341,208      $54,653,071      $84,493,738
                                                      -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ...........         4,156           24,133          216,139
Payable for policy-related transactions ...........            --               --               --
                                                      -----------      -----------      -----------
  Total liabilities ...............................         4,156           24,133          216,139
                                                      -----------      -----------      -----------
Net Assets ........................................   $51,337,052      $54,628,938      $84,277,599
                                                      ===========      ===========      ===========
Net Assets:
Accumulation Units ................................   $51,312,146      $54,625,846      $84,202,620
Contracts in payout (annuitization) period.........            --               --               --
Retained by Equitable Life in Separate Account A...        24,906            3,092           74,979
                                                      -----------      -----------      -----------
Total net assets ..................................   $51,337,052      $54,628,938      $84,277,599
                                                      ===========      ===========      ===========
Investments in shares of The Trusts, at cost ......   $52,189,167      $51,993,101      $69,114,111
The Trusts
  Class A .........................................            --               --               --
  Class B .........................................     4,590,730        9,601,352        6,336,959



                                                       EQ/Marsico    EQ/Mercury Basic        EQ/Mercury        EQ/MFS Emerging
                                                         Focus         Value Equity     International Equity   Growth Companies
                                                    --------------- ------------------ ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $122,923,417      $297,988,850         $112,915,863         $364,001,009
Receivable for The Trusts shares sold .............            --                --                   --                   --
Receivable for policy-related transactions ........       601,218           389,940                1,614               96,403
                                                     ------------      ------------         ------------         ------------
  Total assets ....................................  $123,524,635      $298,378,790         $112,917,477         $364,097,412
                                                     ------------      ------------         ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ...........       601,218           387,683                9,434               45,687
Payable for policy-related transactions ...........            --                --                   --                   --
                                                     ------------      ------------         ------------         ------------
  Total liabilities ...............................       601,218           387,683                9,434               45,687
                                                     ------------      ------------         ------------         ------------
Net Assets ........................................  $122,923,417      $297,991,107         $112,908,043         $364,051,725
                                                     ============      ============         ============         ============
Net Assets:
Accumulation Units ................................  $122,876,270      $297,749,686         $112,754,375         $364,051,725
Contracts in payout (annuitization) period.........            --                --                   --                   --
Retained by Equitable Life in Separate Account A...        47,147           241,421         $    153,668                   --
                                                     ------------      ------------         ------------         ------------
Total net assets ..................................  $122,923,417      $297,991,107         $112,908,043         $364,051,725
                                                     ============      ============         ============         ============
Investments in shares of The Trusts, at cost ......  $106,320,026      $257,569,157         $104,363,752         $409,551,671
The Trusts
  Class A .........................................            --                --                   --                   --
  Class B .........................................     9,312,151        20,220,215           10,393,421           31,280,200

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                          EQ/MFS          EQ/Money           EQ/Putnam
                                                     Investors Trust       Market      Growth & Income Value
                                                    ----------------- --------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value     $17,447,965     $141,927,857         $62,077,832
Receivable for The Trusts shares sold .............         11,665          272,279              60,785
Receivable for policy-related transactions ........             --               --                  --
                                                       -----------     ------------         -----------
  Total assets ....................................    $17,459,630     $142,200,136         $62,138,617
                                                       -----------     ------------         -----------
Liabilities:
Payable for The Trusts shares purchased ...........             --               --                  --
Payable for policy-related transactions ...........         11,665           81,033              60,755
                                                       -----------     ------------         -----------
  Total liabilities ...............................         11,665           81,033              60,755
                                                       -----------     ------------         -----------
Net Assets ........................................    $17,447,965     $142,119,103         $62,077,862
                                                       ===========     ============         ===========
Net Assets:
Accumulation Units ................................    $17,350,918     $140,096,358         $61,882,928
Contracts in payout (annuitization) period.........             --          938,582                  --
Retained by Equitable Life in Separate Account A...    $    97,047     $  1,084,163         $   194,934
                                                       -----------     ------------         -----------
Total net assets ..................................    $17,447,965     $142,119,103         $62,077,862
                                                       ===========     ============         ===========
Investments in shares of The Trusts, at cost ......    $16,327,027     $143,251,502         $59,605,357
The Trusts
  Class A .........................................             --       10,332,970                  --
  Class B .........................................      2,041,103        3,376,014           5,514,741



                                                      EQ/Putnam       EQ/Small
                                                       Voyager     Company Index   EQ/Technology   U.S. Real Estate
                                                    ------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $4,069,190     $40,399,762     $89,126,545       $2,406,847
Receivable for The Trusts shares sold .............          --              --              --          103,905
Receivable for policy-related transactions ........       6,732         475,760          50,397               --
                                                     ----------     -----------     -----------       ----------
  Total assets ....................................  $4,075,922     $40,875,522     $89,176,942       $2,510,752
                                                     ----------     -----------     -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ...........       6,732         450,372          50,644               --
Payable for policy-related transactions ...........          --              --              --          103,905
                                                     ----------     -----------     -----------       ----------
  Total liabilities ...............................       6,732         450,372          50,644          103,905
                                                     ----------     -----------     -----------       ----------
Net Assets ........................................  $4,069,190     $40,425,150     $89,126,298       $2,406,847
                                                     ==========     ===========     ===========       ==========
Net Assets:
Accumulation Units ................................  $4,010,305     $40,363,965     $88,774,636       $2,405,363
Contracts in payout (annuitization) period.........          --              --              --               --
Retained by Equitable Life in Separate Account A...  $   58,885     $    61,185         351,662       $    1,484
                                                     ----------     -----------     -----------       ----------
Total net assets ..................................  $4,069,190     $40,425,150     $89,126,298       $2,406,847
                                                     ==========     ===========     ===========       ==========
Investments in shares of The Trusts, at cost ......  $3,584,580     $36,018,774     $76,538,766       $2,355,694
The Trusts
  Class A .........................................          --              --             500               --
  Class B .........................................     342,928       3,860,152      20,795,910          154,881

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- ---------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 109.38                     --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 109.32                     --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 109.27                     --
AXA Aggressive Allocation ..............     Class B 0.95%        $ 109.26                     --
AXA Aggressive Allocation ..............     Class B 1.00%        $ 109.24                     --
AXA Aggressive Allocation ..............     Class B 1.20%        $ 109.19                      1
AXA Aggressive Allocation ..............     Class B 1.34%        $ 109.15                      8
AXA Aggressive Allocation ..............     Class B 1.35%        $ 109.15                     --
AXA Aggressive Allocation ..............     Class B 1.45%        $ 109.12                     --

AXA Conservative Allocation ............     Class B 0.50%        $ 102.37                     --
AXA Conservative Allocation ............     Class B 0.70%        $ 102.32                     --
AXA Conservative Allocation ............     Class B 0.90%        $ 102.27                     --
AXA Conservative Allocation ............     Class B 0.95%        $ 102.25                     --
AXA Conservative Allocation ............     Class B 1.00%        $ 102.24                     --
AXA Conservative Allocation ............     Class B 1.20%        $ 102.19                      2
AXA Conservative Allocation ............     Class B 1.34%        $ 102.15                      6
AXA Conservative Allocation ............     Class B 1.35%        $ 102.15                     --
AXA Conservative Allocation ............     Class B 1.45%        $ 102.13                     --

AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 104.36                     --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 104.31                     --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 104.26                     --
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 104.25                      1
AXA Conservative-Plus Allocation .......     Class B 1.00%        $ 104.23                     --
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 104.18                      3
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 104.14                      5
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 104.14                     --
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 104.11                     --

AXA Moderate Allocation ................     Class A 0.90%        $ 163.61                     43
AXA Moderate Allocation ................     Class A 1.00%        $ 172.28                     --
AXA Moderate Allocation ................     Class A 1.34%        $  50.77                 22,447
AXA Moderate Allocation ................     Class A 1.35%        $ 176.67                    243
AXA Moderate Allocation ................     Class A 1.35%        $ 175.55                  2,378
AXA Moderate Allocation ................     Class A 1.45%        $ 113.45                      6
AXA Moderate Allocation ................     Class B 0.50%        $  97.33                     --
AXA Moderate Allocation ................     Class B 0.70%        $ 105.98                     --
AXA Moderate Allocation ................     Class B 0.70%        $ 135.22                      2
AXA Moderate Allocation ................     Class B 0.90%        $ 101.79                     25
AXA Moderate Allocation ................     Class B 0.90%        $ 116.91                     --
AXA Moderate Allocation ................     Class B 0.95%        $ 104.83                    220
AXA Moderate Allocation ................     Class B 1.20%        $ 113.46                    503

AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 108.19                     --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 108.13                     --
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 108.08                     --
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 108.07                      3
AXA Moderate-Plus Allocation ...........     Class B 1.00%        $ 108.05                     --
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 108.00                      2
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 107.96                     18
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 107.96                     --
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 107.93                     --

AXA Premier VIP Aggressive Equity ......     Class A 0.90%        $  86.37                     49
AXA Premier VIP Aggressive Equity ......     Class A 1.00%        $  99.00                     --
AXA Premier VIP Aggressive Equity ......     Class A 1.34%        $  64.75                 13,372

   The accompanying notes are an integral part of these financial statements.
                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 121.02                   301
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 114.95                 1,636
AXA Premier VIP Aggressive Equity .........     Class A 1.45%        $  63.87                     5
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $  63.60                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  69.33                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  69.15                    10
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  65.15                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  53.42                    35
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $  68.57                    36
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $  63.88                   106

AXA Premier VIP Core Bond .................     Class B 0.50%        $ 111.11                    --
AXA Premier VIP Core Bond .................     Class B 0.70%        $ 110.66                    --
AXA Premier VIP Core Bond .................     Class B 0.90%        $ 110.22                     1
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 110.11                    85
AXA Premier VIP Core Bond .................     Class B 1.00%        $ 109.99                    --
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 109.55                   100
AXA Premier VIP Core Bond .................     Class B 1.34%        $ 109.24                   316
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 109.22                     2
AXA Premier VIP Core Bond .................     Class B 1.45%        $ 109.00                    --

AXA Premier VIP Health Care ...............     Class B 0.50%        $ 101.56                    --
AXA Premier VIP Health Care ...............     Class B 0.70%        $ 101.15                    --
AXA Premier VIP Health Care ...............     Class B 0.90%        $ 100.74                     1
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 100.64                    15
AXA Premier VIP Health Care ...............     Class B 1.00%        $ 100.54                    --
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 100.13                    32
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 131.33                    --
AXA Premier VIP Health Care ...............     Class B 1.34%        $  99.85                   185
AXA Premier VIP Health Care ...............     Class B 1.35%        $  99.83                     1
AXA Premier VIP Health Care ...............     Class B 1.45%        $  99.63                    --

AXA Premier VIP High Yield ................     Class A 0.90%        $ 130.87                     2
AXA Premier VIP High Yield ................     Class A 1.00%        $ 142.24                    --
AXA Premier VIP High Yield ................     Class A 1.34%        $ 149.82                   798
AXA Premier VIP High Yield ................     Class A 1.35%        $ 159.80                    36
AXA Premier VIP High Yield ................     Class A 1.45%        $  88.34                     1
AXA Premier VIP High Yield ................     Class B 0.50%        $ 111.01                    --
AXA Premier VIP High Yield ................     Class B 0.70%        $  99.00                    --
AXA Premier VIP High Yield ................     Class B 0.90%        $  90.15                     2
AXA Premier VIP High Yield ................     Class B 0.95%        $ 104.33                   111
AXA Premier VIP High Yield ................     Class B 1.20%        $  88.34                   130

AXA Premier VIP International Equity ......     Class B 0.50%        $ 105.24                    --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 104.82                    --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 104.39                     1
AXA Premier VIP International Equity ......     Class B 0.95%        $ 104.29                    40
AXA Premier VIP International Equity ......     Class B 1.00%        $ 104.18                    --
AXA Premier VIP International Equity ......     Class B 1.20%        $ 103.76                    31
AXA Premier VIP International Equity ......     Class B 1.34%        $ 103.47                   152
AXA Premier VIP International Equity ......     Class B 1.34%        $ 119.35                    --
AXA Premier VIP International Equity ......     Class B 1.35%        $ 103.45                     1
AXA Premier VIP International Equity ......     Class B 1.45%        $ 103.24                    --

AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $  98.27                    --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $  97.88                    --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $  97.48                    --

   The accompanying notes are an integral part of these financial statements.
                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $  97.39                   13
AXA Premier VIP Large Cap Core Equity .....     Class B 1.00%        $  97.29                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $  96.89                   31
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $  96.62                  123
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $  96.60                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $  96.40                   --

AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $  88.96                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $  88.60                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  88.25                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  88.16                   45
AXA Premier VIP Large Cap Growth ..........     Class B 1.00%        $  88.07                   --
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  87.71                   53
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  87.47                  221
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  87.45                    1
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  87.27                   --

AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 104.03                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 103.61                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 103.20                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 103.09                   30
AXA Premier VIP Large Cap Value ...........     Class B 1.00%        $ 102.99                   --
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 102.57                   39
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 102.28                  165
AXA Premier VIP Large Cap Value ...........     Class B 1.35%        $ 102.26                    1
AXA Premier VIP Large Cap Value ...........     Class B 1.45%        $ 102.05                   --

AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.50%        $  87.24                   --
AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.70%        $  86.89                   --
AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.90%        $  86.54                    1
AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.95%        $  86.46                   73
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.00%        $  86.37                   --
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.20%        $  86.02                   94
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.34%        $  85.78                  421
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.34%        $ 128.85                    1
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.35%        $  85.76                    2
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.45%        $  85.59                   --

AXA Premier VIP Small/Mid Cap Value .......     Class B 0.50%        $ 103.99                   --
AXA Premier VIP Small/Mid Cap Value .......     Class B 0.70%        $ 103.57                   --
AXA Premier VIP Small/Mid Cap Value .......     Class B 0.90%        $ 103.15                    1
AXA Premier VIP Small/Mid Cap Value .......     Class B 0.95%        $ 103.05                   50
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.00%        $ 102.94                   --
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.20%        $ 102.53                   66
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.34%        $ 102.24                  337
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.34%        $ 130.87                    1
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.35%        $ 102.22                    1
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.45%        $ 102.01                   --

AXA Premier VIP Technology ................     Class B 0.50%        $  89.59                   --
AXA Premier VIP Technology ................     Class B 0.70%        $  89.23                    8
AXA Premier VIP Technology ................     Class B 0.90%        $  88.87                    1
AXA Premier VIP Technology ................     Class B 0.95%        $  88.78                   14
AXA Premier VIP Technology ................     Class B 1.00%        $  88.69                   --
AXA Premier VIP Technology ................     Class B 1.20%        $  88.33                   31
AXA Premier VIP Technology ................     Class B 1.34%        $  88.08                  212
AXA Premier VIP Technology ................     Class B 1.34%        $ 135.56                   --

   The accompanying notes are an integral part of these financial statements.
                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                           Contract charges      Unit Fair Value   Units Outstanding (000's)
                                                       ------------------------ ----------------- --------------------------
AXA Premier VIP Technology .........................        Class B 1.35%           $  88.06                     2
AXA Premier VIP Technology .........................        Class B 1.45%           $  87.89                    --

AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.50%           $  99.67                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.70%           $  99.56                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.90%           $  99.57                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.95%           $  99.56                     1
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.00%           $  99.54                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.20%           $  99.49                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.34%           $  99.46                     3
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.35%           $  99.46                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.45%           $  99.43                    --

EQ/Alliance Common Stock ...........................        Class A 0.74%           $ 382.75                   200
EQ/Alliance Common Stock ...........................        Class A 0.90%           $ 175.55                    44
EQ/Alliance Common Stock ...........................        Class A 1.35%           $ 238.22                   334
EQ/Alliance Common Stock ...........................        Class A 1.35%           $ 227.99                 4,024
EQ/Alliance Common Stock ...........................        Class A 1.45%           $  92.27                    29
EQ/Alliance Common Stock ...........................   Class A 1.40% or 1.49%       $ 292.96                11,396
EQ/Alliance Common Stock ...........................        Class B 0.50%           $  78.66                    --
EQ/Alliance Common Stock ...........................        Class B 0.70%           $ 122.63                    16
EQ/Alliance Common Stock ...........................        Class B 0.70%           $  82.45                    --
EQ/Alliance Common Stock ...........................        Class B 0.90%           $  95.79                     1
EQ/Alliance Common Stock ...........................        Class B 0.90%           $  85.60                    52
EQ/Alliance Common Stock ...........................        Class B 0.95%           $  81.55                   407
EQ/Alliance Common Stock ...........................        Class B 1.20%           $  92.29                 1,026

EQ/Alliance Growth and Income ......................        Class A 0.90%           $ 219.38                    14
EQ/Alliance Growth and Income ......................        Class A 1.00%           $ 232.49                    --
EQ/Alliance Growth and Income ......................        Class A 1.34%           $ 263.25                 3,369
EQ/Alliance Growth and Income ......................        Class A 1.35%           $ 263.52                    97
EQ/Alliance Growth and Income ......................        Class A 1.45%           $ 125.78                     7
EQ/Alliance Growth and Income ......................        Class B 0.50%           $  97.86                    --
EQ/Alliance Growth and Income ......................        Class B 0.70%           $ 111.07                    --
EQ/Alliance Growth and Income ......................        Class B 0.70%           $ 155.04                     1
EQ/Alliance Growth and Income ......................        Class B 0.90%           $ 129.60                     9
EQ/Alliance Growth and Income ......................        Class B 0.95%           $ 109.86                   309
EQ/Alliance Growth and Income ......................        Class B 1.20%           $ 125.79                   645

EQ/Alliance Intermediate Government Securities .....        Class A 0.74%           $  75.89                    38
EQ/Alliance Intermediate Government Securities .....        Class A 0.90%           $ 149.21                     3
EQ/Alliance Intermediate Government Securities .....        Class A 1.34%           $ 155.83                   818
EQ/Alliance Intermediate Government Securities .....        Class A 1.35%           $ 150.23                    32
EQ/Alliance Intermediate Government Securities .....        Class A 1.45%           $ 126.58                     1
EQ/Alliance Intermediate Government Securities .....        Class B 0.50%           $ 122.19                    --
EQ/Alliance Intermediate Government Securities .....        Class B 0.70%           $ 127.30                    --
EQ/Alliance Intermediate Government Securities .....        Class B 0.70%           $ 137.32                    --
EQ/Alliance Intermediate Government Securities .....        Class B 0.90%           $ 128.60                     1
EQ/Alliance Intermediate Government Securities .....        Class B 0.95%           $ 125.91                   145
EQ/Alliance Intermediate Government Securities .....        Class B 1.20%           $ 126.60                   185

EQ/Alliance International ..........................        Class A 0.90%           $ 109.44                    18
EQ/Alliance International ..........................        Class A 1.00%           $ 112.64                    --
EQ/Alliance International ..........................        Class A 1.34%           $ 109.83                 4,796
EQ/Alliance International ..........................        Class A 1.35%           $ 109.74                   211
EQ/Alliance International ..........................        Class A 1.45%           $  86.29                     4
EQ/Alliance International ..........................        Class B 0.50%           $  84.67                    --

   The accompanying notes are an integral part of these financial statements.
                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Alliance International .............     Class B 0.70%        $  88.31                    --
EQ/Alliance International .............     Class B 0.70%        $ 100.91                     4
EQ/Alliance International .............     Class B 0.90%        $  90.72                     9
EQ/Alliance International .............     Class B 0.95%        $  87.35                   208
EQ/Alliance International .............     Class B 1.20%        $  86.19                   302

EQ/Alliance Premier Growth ............     Class B 0.50%        $  54.21                    --
EQ/Alliance Premier Growth ............     Class B 0.70%        $  59.68                    --
EQ/Alliance Premier Growth ............     Class B 0.90%        $  59.16                     3
EQ/Alliance Premier Growth ............     Class B 0.95%        $  59.03                   237
EQ/Alliance Premier Growth ............     Class B 1.00%        $  58.90                    --
EQ/Alliance Premier Growth ............     Class B 1.20%        $  58.38                   362
EQ/Alliance Premier Growth ............     Class B 1.34%        $  58.02                 2,254
EQ/Alliance Premier Growth ............     Class B 1.35%        $  58.00                    20
EQ/Alliance Premier Growth ............     Class B 1.45%        $  57.74                     2

EQ/Alliance Quality Bond ..............     Class A 0.90%        $ 157.69                     2
EQ/Alliance Quality Bond ..............     Class A 1.00%        $ 159.53                    --
EQ/Alliance Quality Bond ..............     Class A 1.34%        $ 161.18                   851
EQ/Alliance Quality Bond ..............     Class A 1.35%        $ 169.96                    35
EQ/Alliance Quality Bond ..............     Class A 1.45%        $ 127.69                     1
EQ/Alliance Quality Bond ..............     Class B 0.50%        $ 124.04                    --
EQ/Alliance Quality Bond ..............     Class B 0.70%        $ 129.46                    --
EQ/Alliance Quality Bond ..............     Class B 0.70%        $ 140.62                    --
EQ/Alliance Quality Bond ..............     Class B 0.90%        $ 129.67                     3
EQ/Alliance Quality Bond ..............     Class B 0.95%        $ 128.04                   129
EQ/Alliance Quality Bond ..............     Class B 1.20%        $ 127.77                   142

EQ/Alliance Small Cap Growth ..........     Class A 0.90%        $ 143.04                     6
EQ/Alliance Small Cap Growth ..........     Class A 1.00%        $ 142.08                    --
EQ/Alliance Small Cap Growth ..........     Class A 1.34%        $ 138.85                 2,016
EQ/Alliance Small Cap Growth ..........     Class A 1.35%        $ 138.76                    45
EQ/Alliance Small Cap Growth ..........     Class A 1.45%        $ 101.24                     3
EQ/Alliance Small Cap Growth ..........     Class B 0.50%        $  73.69                    --
EQ/Alliance Small Cap Growth ..........     Class B 0.70%        $ 123.38                    --
EQ/Alliance Small Cap Growth ..........     Class B 0.70%        $ 112.59                     2
EQ/Alliance Small Cap Growth ..........     Class B 0.90%        $ 103.19                     3
EQ/Alliance Small Cap Growth ..........     Class B 0.95%        $ 122.04                   155
EQ/Alliance Small Cap Growth ..........     Class B 1.20%        $ 101.26                   238

EQ/Bernstein Diversified Value ........     Class B 0.50%        $ 114.24                    --
EQ/Bernstein Diversified Value ........     Class B 0.70%        $ 105.07                     1
EQ/Bernstein Diversified Value ........     Class B 0.90%        $ 104.15                     5
EQ/Bernstein Diversified Value ........     Class B 0.95%        $ 110.22                   130
EQ/Bernstein Diversified Value ........     Class B 1.00%        $ 103.69                    --
EQ/Bernstein Diversified Value ........     Class B 1.20%        $ 102.78                   235
EQ/Bernstein Diversified Value ........     Class B 1.34%        $ 102.15                 2,153
EQ/Bernstein Diversified Value ........     Class B 1.35%        $ 102.10                    26
EQ/Bernstein Diversified Value ........     Class B 1.45%        $ 108.74                     1

EQ/Calvert Socially Responsible .......     Class B 0.50%        $  72.85                    --
EQ/Calvert Socially Responsible .......     Class B 0.70%        $  81.73                    --
EQ/Calvert Socially Responsible .......     Class B 0.90%        $  81.01                     1
EQ/Calvert Socially Responsible .......     Class B 0.95%        $ 103.63                     2
EQ/Calvert Socially Responsible .......     Class B 1.00%        $  80.65                    --
EQ/Calvert Socially Responsible .......     Class B 1.20%        $  79.94                     4
EQ/Calvert Socially Responsible .......     Class B 1.34%        $  79.44                    89

   The accompanying notes are an integral part of these financial statements.
                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Calvert Socially Responsible .......     Class B 1.35%        $  79.41                    --
EQ/Calvert Socially Responsible .......     Class B 1.45%        $ 102.46                    --
EQ/Capital Guardian International .....     Class B 0.50%        $  81.36                    --
EQ/Capital Guardian International .....     Class B 0.70%        $  91.05                    --
EQ/Capital Guardian International .....     Class B 0.90%        $  90.25                     1
EQ/Capital Guardian International .....     Class B 0.95%        $ 110.63                    18
EQ/Capital Guardian International .....     Class B 1.00%        $  89.85                    --
EQ/Capital Guardian International .....     Class B 1.20%        $  89.06                    31
EQ/Capital Guardian International .....     Class B 1.34%        $  88.51                   178
EQ/Capital Guardian International .....     Class B 1.35%        $  88.47                     2
EQ/Capital Guardian International .....     Class B 1.45%        $ 109.47                    --

EQ/Capital Guardian Research ..........     Class B 0.50%        $  96.60                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 106.98                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 106.04                     7
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 105.81                    61
EQ/Capital Guardian Research ..........     Class B 1.00%        $ 105.58                    --
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 104.65                   142
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 104.00                 1,200
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 103.95                    19
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 103.50                     3

EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 101.08                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 104.68                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 103.77                     6
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 103.54                    47
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 103.31                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 102.40                   126
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 101.77                   580
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 101.72                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 101.27                    --

EQ/Emerging Markets Equity ............     Class B 0.50%        $ 109.56                    --
EQ/Emerging Markets Equity ............     Class B 0.70%        $ 136.39                     3
EQ/Emerging Markets Equity ............     Class B 0.90%        $ 160.00                     1
EQ/Emerging Markets Equity ............     Class B 0.90%        $ 134.89                     2
EQ/Emerging Markets Equity ............     Class B 0.95%        $ 118.61                    45
EQ/Emerging Markets Equity ............     Class B 1.00%        $ 134.15                    --
EQ/Emerging Markets Equity ............     Class B 1.20%        $ 125.29                    69
EQ/Emerging Markets Equity ............     Class B 1.34%        $  87.28                   971
EQ/Emerging Markets Equity ............     Class B 1.34%        $ 139.97                     1
EQ/Emerging Markets Equity ............     Class B 1.35%        $ 131.57                    15
EQ/Emerging Markets Equity ............     Class B 1.45%        $ 123.57                     1

EQ/Equity 500 Index ...................     Class A 0.90%        $ 173.95                    10
EQ/Equity 500 Index ...................     Class A 1.00%        $ 196.15                    --
EQ/Equity 500 Index ...................     Class A 1.34%        $ 242.29                 3,659
EQ/Equity 500 Index ...................     Class A 1.35%        $ 242.05                   131
EQ/Equity 500 Index ...................     Class A 1.45%        $  92.10                    12
EQ/Equity 500 Index ...................     Class B 0.50%        $  79.19                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $  81.20                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $ 121.36                     5
EQ/Equity 500 Index ...................     Class B 0.90%        $  95.23                     8

   The accompanying notes are an integral part of these financial statements.
                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                       Contract charges   Unit Fair Value   Units Outstanding (000's)
                                      ------------------ ----------------- --------------------------
EQ/Equity 500 Index ...............     Class B 0.95%        $  80.31                   191
EQ/Equity 500 Index ...............     Class B 1.20%        $  92.12                   536

EQ/Evergreen Omega ................     Class B 0.50%        $  77.91                    --
EQ/Evergreen Omega ................     Class B 0.70%        $  79.92                    --
EQ/Evergreen Omega ................     Class B 0.90%        $  79.22                     1
EQ/Evergreen Omega ................     Class B 0.95%        $  79.04                    14
EQ/Evergreen Omega ................     Class B 1.00%        $  78.87                    --
EQ/Evergreen Omega ................     Class B 1.20%        $  78.17                    26
EQ/Evergreen Omega ................     Class B 1.34%        $  77.69                   126
EQ/Evergreen Omega ................     Class B 1.35%        $  77.66                     1
EQ/Evergreen Omega ................     Class B 1.45%        $  77.31                    --

EQ/FI Mid Cap .....................     Class B 0.50%        $ 102.49                    --
EQ/FI Mid Cap .....................     Class B 0.70%        $  99.46                    --
EQ/FI Mid Cap .....................     Class B 0.90%        $  98.80                     4
EQ/FI Mid Cap .....................     Class B 0.95%        $  98.63                   151
EQ/FI Mid Cap .....................     Class B 1.00%        $  98.47                    --
EQ/FI Mid Cap .....................     Class B 1.20%        $  97.80                   301
EQ/FI Mid Cap .....................     Class B 1.34%        $  97.34                 1,117
EQ/FI Mid Cap .....................     Class B 1.35%        $  97.31                     4
EQ/FI Mid Cap .....................     Class B 1.45%        $  96.98                    --

EQ/FI Small/Mid Cap Value .........     Class B 0.50%        $ 126.30                    --
EQ/FI Small/Mid Cap Value .........     Class B 0.70%        $ 101.80                    --
EQ/FI Small/Mid Cap Value .........     Class B 0.90%        $ 124.60                     3
EQ/FI Small/Mid Cap Value .........     Class B 0.90%        $ 100.68                     5
EQ/FI Small/Mid Cap Value .........     Class B 0.95%        $ 126.92                   168
EQ/FI Small/Mid Cap Value .........     Class B 1.00%        $ 100.13                    --
EQ/FI Small/Mid Cap Value .........     Class B 1.20%        $  98.72                   291
EQ/FI Small/Mid Cap Value .........     Class B 1.34%        $ 123.98                 2,002
EQ/FI Small/Mid Cap Value .........     Class B 1.35%        $  98.21                    39
EQ/FI Small/Mid Cap Value .........     Class B 1.45%        $  97.37                     2

EQ/J.P. Morgan Core Bond ..........     Class B 0.50%        $ 111.09                    --
EQ/J.P. Morgan Core Bond ..........     Class B 0.70%        $ 110.63                    --
EQ/J.P. Morgan Core Bond ..........     Class B 0.90%        $ 110.17                     1
EQ/J.P. Morgan Core Bond ..........     Class B 0.95%        $ 110.05                    76
EQ/J.P. Morgan Core Bond ..........     Class B 1.00%        $ 109.94                    --
EQ/J.P. Morgan Core Bond ..........     Class B 1.20%        $ 109.48                    72
EQ/J.P. Morgan Core Bond ..........     Class B 1.34%        $ 109.16                   318
EQ/J.P. Morgan Core Bond ..........     Class B 1.35%        $ 109.13                     1
EQ/J.P. Morgan Core Bond ..........     Class B 1.45%        $ 108.90                    --

EQ/Janus Large Cap Growth .........     Class B 0.50%        $  59.71                    --
EQ/Janus Large Cap Growth .........     Class B 0.70%        $  55.65                    --
EQ/Janus Large Cap Growth .........     Class B 0.90%        $  55.28                     2
EQ/Janus Large Cap Growth .........     Class B 0.95%        $  55.19                   100
EQ/Janus Large Cap Growth .........     Class B 1.00%        $  55.10                    --
EQ/Janus Large Cap Growth .........     Class B 1.20%        $  54.73                   185
EQ/Janus Large Cap Growth .........     Class B 1.34%        $  54.47                   710
EQ/Janus Large Cap Growth .........     Class B 1.35%        $  54.45                     2
EQ/Janus Large Cap Growth .........     Class B 1.45%        $  54.27                     1
EQ/Lazard Small Cap Value .........     Class B 0.50%        $ 148.68                    --
EQ/Lazard Small Cap Value .........     Class B 0.70%        $ 156.67                    --
EQ/Lazard Small Cap Value .........     Class B 0.90%        $ 155.30                     2

   The accompanying notes are an integral part of these financial statements.
                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lazard Small Cap Value .............     Class B 0.95%        $ 122.28                    54
EQ/Lazard Small Cap Value .............     Class B 1.00%        $ 154.62                    --
EQ/Lazard Small Cap Value .............     Class B 1.20%        $ 153.26                    54
EQ/Lazard Small Cap Value .............     Class B 1.34%        $ 152.31                   445
EQ/Lazard Small Cap Value .............     Class B 1.35%        $ 152.25                     8
EQ/Lazard Small Cap Value .............     Class B 1.45%        $ 118.84                    --

EQ/Marsico Focus ......................     Class B 0.50%        $ 121.84                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 121.29                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 120.75                     3
EQ/Marsico Focus ......................     Class B 0.95%        $ 120.61                    96
EQ/Marsico Focus ......................     Class B 1.00%        $ 120.47                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 119.93                   133
EQ/Marsico Focus ......................     Class B 1.34%        $ 119.55                   790
EQ/Marsico Focus ......................     Class B 1.35%        $ 119.52                     4
EQ/Marsico Focus ......................     Class B 1.45%        $ 119.25                     1

EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 115.93                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 146.51                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 141.57                     3
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 144.90                     3
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 120.73                   142
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 144.11                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 141.44                   218
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 183.13                 1,337
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 141.34                    26
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 139.50                     2

EQ/Mercury International Value ........     Class B 0.50%        $  79.64                    --
EQ/Mercury International Value ........     Class B 0.70%        $  98.13                    --
EQ/Mercury International Value ........     Class B 0.90%        $  97.27                     5
EQ/Mercury International Value ........     Class B 0.95%        $  97.06                   102
EQ/Mercury International Value ........     Class B 1.00%        $  96.85                    --
EQ/Mercury International Value ........     Class B 1.20%        $  95.99                    85
EQ/Mercury International Value ........     Class B 1.34%        $  95.40                   971
EQ/Mercury International Value ........     Class B 1.35%        $  95.36                    16
EQ/Mercury International Value ........     Class B 1.45%        $ 103.95                     1

EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  46.31                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $  82.37                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  72.94                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  81.47                     6
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  69.00                   150
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $  81.02                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  76.94                   250
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 118.84                 2,741
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $  79.46                    87
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  75.89                     9

EQ/MFS Investors Trust ................     Class B 0.50%        $  77.76                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $  81.90                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $  81.18                     1
EQ/MFS Investors Trust ................     Class B 0.95%        $  81.00                    22
EQ/MFS Investors Trust ................     Class B 1.00%        $  80.83                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $  80.11                    31
EQ/MFS Investors Trust ................     Class B 1.34%        $  79.62                   162

   The accompanying notes are an integral part of these financial statements.
                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                              Contract charges      Unit Fair Value   Units Outstanding (000's)
                                          ------------------------ ----------------- --------------------------
EQ/MFS Investors Trust ................        Class B 1.35%           $  79.58                     1
EQ/MFS Investors Trust ................        Class B 1.45%           $  79.23                    --

EQ/Money Market .......................        Class A 0.74%           $  42.25                   103
EQ/Money Market .......................        Class A 0.90%           $ 127.81                     2
EQ/Money Market .......................        Class A 1.35%           $ 133.74                   109
EQ/Money Market .......................        Class A 1.35%           $ 133.10                   231
EQ/Money Market .......................        Class A 1.45%           $ 112.04                    --
EQ/Money Market .......................   Class A 1.40% or 1.49%       $  33.81                 1,635
EQ/Money Market .......................        Class B 0.50%           $ 105.29                    --
EQ/Money Market .......................        Class B 0.70%           $ 110.38                    --
EQ/Money Market .......................        Class B 0.70%           $ 120.61                    --
EQ/Money Market .......................        Class B 0.90%           $ 114.04                    --
EQ/Money Market .......................        Class B 0.90%           $ 103.17                     2
EQ/Money Market .......................        Class B 0.95%           $ 109.18                   231
EQ/Money Market .......................        Class B 1.20%           $ 112.05                    83

EQ/Putnam Growth & Income Value .......        Class B 0.50%           $  98.51                    --
EQ/Putnam Growth & Income Value .......        Class B 0.70%           $  99.14                    --
EQ/Putnam Growth & Income Value .......        Class B 0.90%           $  96.98                     1
EQ/Putnam Growth & Income Value .......        Class B 0.90%           $  98.05                     2
EQ/Putnam Growth & Income Value .......        Class B 0.95%           $  90.88                    17
EQ/Putnam Growth & Income Value .......        Class B 1.00%           $  97.51                    --
EQ/Putnam Growth & Income Value .......        Class B 1.20%           $  95.42                    35
EQ/Putnam Growth & Income Value .......        Class B 1.34%           $ 120.74                   455
EQ/Putnam Growth & Income Value .......        Class B 1.35%           $  95.64                    18
EQ/Putnam Growth & Income Value .......        Class B 1.45%           $  94.11                     2

EQ/Putnam Voyager .....................        Class B 0.50%           $  59.05                    --
EQ/Putnam Voyager .....................        Class B 0.70%           $  67.75                    --
EQ/Putnam Voyager .....................        Class B 0.90%           $  67.15                     1
EQ/Putnam Voyager .....................        Class B 0.95%           $  67.01                     7
EQ/Putnam Voyager .....................        Class B 1.00%           $  66.86                    --
EQ/Putnam Voyager .....................        Class B 1.20%           $  66.27                    11
EQ/Putnam Voyager .....................        Class B 1.34%           $  65.86                    41
EQ/Putnam Voyager .....................        Class B 1.35%           $  65.83                     2
EQ/Putnam Voyager .....................        Class B 1.45%           $  88.12                    --

EQ/Small Company Index ................        Class B 0.50%           $ 119.41                    --
EQ/Small Company Index ................        Class B 0.70%           $ 118.92                    --
EQ/Small Company Index ................        Class B 0.90%           $ 118.42                     1
EQ/Small Company Index ................        Class B 0.95%           $ 118.30                    22
EQ/Small Company Index ................        Class B 1.00%           $ 118.17                    --
EQ/Small Company Index ................        Class B 1.20%           $ 117.68                    59
EQ/Small Company Index ................        Class B 1.34%           $ 117.33                   261
EQ/Small Company Index ................        Class B 1.35%           $ 117.31                     1
EQ/Small Company Index ................        Class B 1.45%           $ 117.06                    --

EQ/Technology .........................        Class B 0.50%           $  48.17                    --
EQ/Technology .........................        Class B 0.70%           $  41.76                    30
EQ/Technology .........................        Class B 0.90%           $  41.44                     6
EQ/Technology .........................        Class B 0.95%           $  41.37                   168
EQ/Technology .........................        Class B 1.00%           $  41.29                    --
EQ/Technology .........................        Class B 1.20%           $  40.98                   199
EQ/Technology .........................        Class B 1.34%           $  40.76                 1,754
EQ/Technology .........................        Class B 1.35%           $  40.75                    14
EQ/Technology .........................        Class B 1.45%           $  40.59                     1

   The accompanying notes are an integral part of these financial statements.
                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003


                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                             ------------------ ----------------- --------------------------
U.S. Real Estate .........     Class B 0.50%        $ 107.04                  --
U.S. Real Estate .........     Class B 0.70%        $ 106.99                  --
U.S. Real Estate .........     Class B 0.90%        $ 106.93                  --
U.S. Real Estate .........     Class B 0.95%        $ 106.92                   1
U.S. Real Estate .........     Class B 1.00%        $ 106.90                  --
U.S. Real Estate .........     Class B 1.20%        $ 106.85                   4
U.S. Real Estate .........     Class B 1.34%        $ 106.81                  18
U.S. Real Estate .........     Class B 1.35%        $ 106.81                  --
U.S. Real Estate .........     Class B 1.45%        $ 106.78                  --


   The accompanying notes are an integral part of these financial statements.
                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (a)    Allocation (a)        Allocation (a)
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $ 1,418          $ 10,555              $11,014
 Expenses: .......................................
  Asset-based charges ............................          745               877                1,156
  Less: Reduction for expense limitation .........           --                --                   --
                                                        -------          --------              -------
  Net Expenses ...................................          745               877                1,156
                                                        -------          --------              -------
Net Investment Income (Loss) .....................          673             9,678                9,858
                                                        -------          --------              -------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        2,632               354                3,896
  Realized gain distribution from The Trusts .....           --                --                   --
                                                        -------          --------              -------
 Net realized gain (loss) ........................        2,632               354                3,896
                                                        -------          --------              -------
 Change in unrealized appreciation
  (depreciation) of investments ..................       13,872            (1,301)               3,477
                                                        -------          --------              -------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................       16,504              (947)               7,373
                                                        -------          --------              -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $17,177          $  8,731              $17,231
                                                        =======          ========              =======

                                                     AXA Moderate    AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                      Allocation       Allocation (a)    Aggressive Equity      Core Bond
                                                   ---------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  38,387,411         $12,369          $          --      $   1,884,857
 Expenses: .......................................
  Asset-based charges ............................     22,903,365           2,487             15,099,973            653,885
  Less: Reduction for expense limitation .........     (4,729,527)             --             (2,600,651)                --
                                                    -------------         -------          -------------      -------------
  Net Expenses ...................................     18,173,838           2,487             12,499,322            653,885
                                                    -------------         -------          -------------      -------------
Net Investment Income (Loss) .....................     20,213,573           9,882            (12,499,322)         1,230,972
                                                    -------------         -------          -------------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (20,588,743)          1,113            (85,605,822)         1,753,694
  Realized gain distribution from The Trusts .....             --              --                     --                170
                                                    -------------         -------          -------------      -------------
 Net realized gain (loss) ........................    (20,588,743)          1,113            (85,605,822)         1,753,864
                                                    -------------         -------          -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    266,304,304          59,600            401,716,748         (1,550,158)
                                                    -------------         -------          -------------      -------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    245,715,561          60,713            316,110,926            203,706
                                                    -------------         -------          -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 265,929,134         $70,595          $ 303,611,604      $   1,434,678
                                                    =============         =======          =============      =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $  254,525     $    7,425,570         $  135,864
 Expenses: .......................................
  Asset-based charges ............................        199,627          1,657,737            180,319
  Less: Reduction for expense limitation .........             --                 --                 --
                                                       ----------     --------------         ----------
  Net Expenses ...................................        199,627          1,657,737            180,319
                                                       ----------     --------------         ----------
Net Investment Income (Loss) .....................         54,898          5,767,833            (44,455)
                                                       ----------     --------------         ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        417,269        (11,506,771)           414,992
  Realized gain distribution from The Trusts .....          1,402                 --                 --
                                                       ----------     --------------         ----------
 Net realized gain (loss) ........................        418,671        (11,506,771)           414,992
                                                       ----------     --------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,559,733         29,733,224          6,060,831
                                                       ----------     --------------         ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      4,978,404         18,226,453          6,475,823
                                                       ----------     --------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $5,033,302     $   23,994,286         $6,431,368
                                                       ==========     ==============         ==========

                                                    AXA Premier VIP
                                                       Large Cap      AXA Premier VIP   AXA Premier VIP     AXA Premier VIP
                                                      Core Equity    Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                   ---------------- ------------------ ----------------- ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $   27,592        $       --        $  542,351         $    578,160
 Expenses: .......................................
  Asset-based charges ............................       161,618           256,878           225,153              391,562
  Less: Reduction for expense limitation .........            --                --                --                   --
                                                      ----------        ----------        ----------         ------------
  Net Expenses ...................................       161,618           256,878           225,153              391,562
                                                      ----------        ----------        ----------         ------------
Net Investment Income (Loss) .....................      (134,026)         (256,878)          317,198              186,598
                                                      ----------        ----------        ----------         ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      (514,579)         (343,162)          (18,660)          (1,107,601)
  Realized gain distribution from The Trusts .....            --                --                --               76,840
                                                      ----------        ----------        ----------         ------------
 Net realized gain (loss) ........................      (514,579)         (343,162)          (18,660)          (1,030,761)
                                                      ----------        ----------        ----------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     4,956,000         6,954,084         6,073,619           12,644,996
                                                      ----------        ----------        ----------         ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................     4,441,421         6,610,922         6,054,959           11,614,235
                                                      ----------        ----------        ----------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $4,307,395        $6,354,044        $6,372,157         $ 11,800,833
                                                      ==========        ==========        ==========         ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Premier VIP Small/Mid    AXA Premier         AXA Rosenberg VIT
                                                            Cap Value          VIP Technology   Value Long/Short Equity (a)
                                                   -------------------------- ---------------- -----------------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................        $    125,046           $  708,697              $     --
 Expenses: .......................................
  Asset-based charges ............................             382,636              141,351                   784
  Less: Reduction for expense limitation .........                  --                   --                    --
                                                          ------------           ----------              --------
  Net Expenses ...................................             382,636              141,351                   784
                                                          ------------           ----------              --------
Net Investment Income (Loss) .....................            (257,590)             567,346                  (784)
                                                          ------------           ----------              --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............          (1,457,033)           3,058,497                  (971)
  Realized gain distribution from The Trusts .....             146,794                   --                    --
                                                          ------------           ----------              --------
 Net realized gain (loss) ........................          (1,310,239)           3,058,497                  (971)
                                                          ------------           ----------              --------
 Change in unrealized appreciation
  (depreciation) of investments ..................          13,841,648            2,328,609                (3,235)
                                                          ------------           ----------              --------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................          12,531,409            5,387,106                (4,206)
                                                          ------------           ----------              --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 12,273,819           $5,954,452              $ (4,990)
                                                          ============           ==========              ========



                                                      EQ/Alliance        EQ/Alliance      EQ/Alliance Intermediate    EQ/Alliance
                                                      Common Stock    Growth and Income     Government Securities    International
                                                   ----------------- ------------------- -------------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $   67,522,598      $  12,036,169          $   7,276,474         $ 10,092,133
 Expenses: .......................................
  Asset-based charges ............................      54,827,919         11,870,446              2,561,639            6,739,894
  Less: Reduction for expense limitation .........      (7,839,225)                --                 (9,702)                  --
                                                    --------------      -------------          -------------         ------------
  Net Expenses ...................................      46,988,694         11,870,446              2,551,937            6,739,894
                                                    --------------      -------------          -------------         ------------
Net Investment Income (Loss) .....................      20,533,904            165,723              4,724,537            3,352,239
                                                    --------------      -------------          -------------         ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (285,014,574)       (37,977,943)             1,456,601            7,370,324
  Realized gain distribution from The Trusts .....              --                 --                 64,650                   --
                                                    --------------      -------------          -------------         ------------
 Net realized gain (loss) ........................    (285,014,574)       (37,977,943)             1,521,251            7,370,324
                                                    --------------      -------------          -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   1,777,857,612        271,830,900             (4,298,353)         141,990,979
                                                    --------------      -------------          -------------         ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................   1,492,843,038        233,852,957             (2,777,102)         149,361,303
                                                    --------------      -------------          -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,513,376,942      $ 234,018,680          $   1,947,435         $152,713,542
                                                    ==============      =============          =============         ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      EQ/Alliance     EQ/Alliance   EQ/Alliance Small
                                                    Premier Growth   Quality Bond       Cap Growth
                                                   ---------------- -------------- -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $           --    $4,892,119     $           --
 Expenses: .......................................
  Asset-based charges ............................       2,010,811     2,509,605          3,563,813
  Less: Reduction for expense limitation .........              --            --                 --
                                                    --------------    ----------     --------------
  Net Expenses ...................................       2,010,811     2,509,605          3,563,813
                                                    --------------    ----------     --------------
Net Investment Income (Loss) .....................      (2,010,811)    2,382,514         (3,563,813)
                                                    --------------    ----------     --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............     (21,868,256)    2,387,656        (22,140,560)
  Realized gain distribution from The Trusts .....              --       544,556                 --
                                                    --------------    ----------     --------------
 Net realized gain (loss) ........................     (21,868,256)    2,932,212        (22,140,560)
                                                    --------------    ----------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      54,357,331      (833,280)       118,188,788
                                                    --------------    ----------     --------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      32,489,075     2,098,932         96,048,228
                                                    --------------    ----------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   30,478,264    $4,481,446     $   92,484,415
                                                    ==============    ==========     ==============



                                                       EQ/Bernstein          EQ/Calvert              EQ/Capital
                                                    Diversified Value   Socially Responsible   Guardian International
                                                   ------------------- ---------------------- ------------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  2,990,840           $       --              $  180,929
 Expenses: .......................................
  Asset-based charges ............................       2,811,054               73,040                 135,728
  Less: Reduction for expense limitation .........              --                   --                      --
                                                      ------------           ----------              ----------
  Net Expenses ...................................       2,811,054               73,040                 135,728
                                                      ------------           ----------              ----------
Net Investment Income (Loss) .....................         179,786              (73,040)                 45,201
                                                      ------------           ----------              ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      (6,130,604)            (238,314)                296,579
  Realized gain distribution from The Trusts .....              --                   --                      --
                                                      ------------           ----------              ----------
 Net realized gain (loss) ........................      (6,130,604)            (238,314)                296,579
                                                      ------------           ----------              ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      59,043,729            2,035,113               3,195,015
                                                      ------------           ----------              ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      52,913,125            1,796,799               3,491,594
                                                      ------------           ----------              ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 53,092,911           $1,723,759              $3,536,795
                                                      ============           ==========              ==========



                                                       EQ/Capital
                                                    Guardian Research
                                                   ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $    555,939
 Expenses: .......................................
  Asset-based charges ............................       1,701,728
  Less: Reduction for expense limitation .........              --
                                                      ------------
  Net Expenses ...................................       1,701,728
                                                      ------------
Net Investment Income (Loss) .....................      (1,145,789)
                                                      ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        (146,579)
  Realized gain distribution from The Trusts .....              --
                                                      ------------
 Net realized gain (loss) ........................        (146,579)
                                                      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      35,404,063
                                                      ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      35,257,484
                                                      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 34,111,695
                                                      ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EQ/Capital          EQ/Emerging       EQ/Equity
                                                    Guardian U.S. Equity   Markets Equity      500 Index
                                                   ---------------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $   185,085         $   609,886     $  13,226,704
 Expenses: .......................................
  Asset-based charges ............................          684,363             930,799        11,447,007
  Less: Reduction for expense limitation .........               --                  --                --
                                                        -----------         -----------     -------------
  Net Expenses ...................................          684,363             930,799        11,447,007
                                                        -----------         -----------     -------------
Net Investment Income (Loss) .....................         (499,278)           (320,913)        1,779,697
                                                        -----------         -----------     -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        2,144,974             855,382       (51,099,557)
  Realized gain distribution from The Trusts .....               --                  --                --
                                                        -----------         -----------     -------------
 Net realized gain (loss) ........................        2,144,974             855,382       (51,099,557)
                                                        -----------         -----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       14,446,538          31,969,008       255,989,973
                                                        -----------         -----------     -------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................       16,591,512          32,824,390       204,890,416
                                                        -----------         -----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $16,092,234         $32,503,477     $ 206,670,113
                                                        ===========         ===========     =============

                                                    EQ/Evergreen                   EQ/FI Small/Mid   EQ/J.P. Morgan
                                                        Omega      EQ/FI Mid Cap      Cap Value         Core Bond
                                                   -------------- --------------- ----------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $       --    $         --     $    964,559       $1,706,378
 Expenses: .......................................
  Asset-based charges ............................       91,081       1,331,724        3,177,341          599,038
  Less: Reduction for expense limitation .........           --              --               --               --
                                                     ----------    ------------     ------------       ----------
  Net Expenses ...................................       91,081       1,331,724        3,177,341          599,038
                                                     ----------    ------------     ------------       ----------
Net Investment Income (Loss) .....................      (91,081)     (1,331,724)      (2,212,782)       1,107,340
                                                     ----------    ------------     ------------       ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      175,055         (64,122)      (2,524,038)           1,217
  Realized gain distribution from The Trusts .....           --              --               --               --
                                                     ----------    ------------     ------------       ----------
 Net realized gain (loss) ........................      175,055         (64,122)      (2,524,038)           1,217
                                                     ----------    ------------     ------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,158,892      40,267,573       75,451,507         (305,142)
                                                     ----------    ------------     ------------       ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    2,333,947      40,203,451       72,927,469         (303,925)
                                                     ----------    ------------     ------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,242,866    $ 38,871,727     $ 70,714,687       $  803,415
                                                     ==========    ============     ============       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    EQ/Janus Large  EQ/Lazard Small     EQ/Marsico
                                                      Cap Growth       Cap Value          Focus
                                                   --------------- ----------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $         --      $   603,400     $         --
 Expenses: .......................................
  Asset-based charges ............................       604,183          696,900        1,155,920
  Less: Reduction for expense limitation .........            --               --               --
                                                    ------------      -----------     ------------
  Net Expenses ...................................       604,183          696,900        1,155,920
                                                    ------------      -----------     ------------
Net Investment Income (Loss) .....................      (604,183)         (93,500)      (1,155,920)
                                                    ------------      -----------     ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (4,961,997)         442,991        3,291,615
  Realized gain distribution from The Trusts .....            --          156,094               --
                                                    ------------      -----------     ------------
 Net realized gain (loss) ........................    (4,961,997)         599,085        3,291,615
                                                    ------------      -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    15,708,768       17,581,151       18,646,290
                                                    ------------      -----------     ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    10,746,771       18,180,236       21,937,905
                                                    ------------      -----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 10,142,588      $18,086,736     $ 20,781,985
                                                    ============      ===========     ============



                                                    EQ/Mercury Basic        EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                      Value Equity     International Value   Growth Companies   Investors Trust
                                                   ------------------ --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  1,332,308         $ 2,247,836        $           --      $   94,558
 Expenses: .......................................
  Asset-based charges ............................       3,165,117           1,247,563             4,412,964         171,495
  Less: Reduction for expense limitation .........              --                  --                    --              --
                                                      ------------         -----------        --------------      ----------
  Net Expenses ...................................       3,165,117           1,247,563             4,412,964         171,495
                                                      ------------         -----------        --------------      ----------
Net Investment Income (Loss) .....................      (1,832,809)          1,000,273            (4,412,964)        (76,937)
                                                      ------------         -----------        --------------      ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      (8,486,750)           (310,052)          (44,266,617)       (838,583)
  Realized gain distribution from The Trusts .....              --                  --                    --              --
                                                      ------------         -----------        --------------      ----------
 Net realized gain (loss) ........................      (8,486,750)           (310,052)          (44,266,617)       (838,583)
                                                      ------------         -----------        --------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      76,274,559          23,200,475           129,351,039       3,578,200
                                                      ------------         -----------        --------------      ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      67,787,809          22,890,423            85,084,422       2,739,617
                                                      ------------         -----------        --------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 65,955,000         $23,890,696        $   80,671,458      $2,662,680
                                                      ============         ===========        ==============      ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      EQ/Money    EQ/Putnam Growth   EQ/Putnam
                                                       Market      & Income Value     Voyager
                                                   ------------- ------------------ -----------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $1,221,367      $    748,988     $   4,566
 Expenses: .......................................
  Asset-based charges ............................   2,239,596           735,801        38,073
  Less: Reduction for expense limitation .........     (95,381)               --            --
                                                    ----------      ------------     ---------
  Net Expenses ...................................   2,144,215           735,801        38,073
                                                    ----------      ------------     ---------
Net Investment Income (Loss) .....................    (922,848)           13,187       (33,507)
                                                    ----------      ------------     ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (755,546)       (2,782,804)       45,259
  Realized gain distribution from The Trusts .....          --                --            --
                                                    ----------      ------------     ---------
 Net realized gain (loss) ........................    (755,546)       (2,782,804)       45,259
                                                    ----------      ------------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     853,365        15,475,600       618,396
                                                    ----------      ------------     ---------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      97,819        12,692,796       663,655
                                                    ----------      ------------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (825,029)     $ 12,705,983     $ 630,148
                                                    ==========      ============     =========

                                                       EQ/Small
                                                    Company Index   EQ/Technology   U.S. Real Estate (a)
                                                   --------------- --------------- ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   84,727     $         --         $     --
 Expenses: .......................................
  Asset-based charges ............................      249,668          965,354            2,600
  Less: Reduction for expense limitation .........           --               --               --
                                                     ----------     ------------         --------
  Net Expenses ...................................      249,668          965,354            2,600
                                                     ----------     ------------         --------
Net Investment Income (Loss) .....................     (164,941)        (965,354)          (2,600)
                                                     ----------     ------------         --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    2,607,592       (4,673,690)          10,239
  Realized gain distribution from The Trusts .....           --               --               --
                                                     ----------     ------------         --------
 Net realized gain (loss) ........................    2,607,592       (4,673,690)          10,239
                                                     ----------     ------------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,933,391       31,346,241           51,153
                                                     ----------     ------------         --------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    7,540,983       26,672,551           61,392
                                                     ----------     ------------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $7,376,042     $ 25,707,197         $ 58,792
                                                     ==========     ============         ========

-------
(a)Commenced operations on October 20, 2003.
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Aggressive   AXA Conservative
                                                       Allocation (i)    Allocation (i)
                                                      ---------------- ------------------
                                                            2003              2003
                                                      ---------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $      673         $   9,678
 Net realized gain (loss) on investments ............        2,632               354
 Change in unrealized appreciation (depreciation)
  of investments ....................................       13,872            (1,301)
                                                        ----------         ---------
 Net increase (decrease) in net assets from
  operations ........................................       17,177             8,731
                                                        ----------         ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      113,663           225,670
  Transfers between funds including guaranteed
   interest account, net ............................      891,231           716,736
  Transfers for contract benefit and
   terminations .....................................      (18,403)          (11,171)
  Contract maintenance charges ......................           --                --
  Adjustments to net assets allocated to
   contracts in payout period .......................           --                --
                                                        ----------         ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................      986,491           931,235
                                                        ----------         ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............          744               877
                                                        ----------         ---------
Increase (Decrease) in Net Assets ...................    1,004,412           940,843
Net Assets -- Beginning of Period ...................           --                --
                                                        ----------         ---------
Net Assets -- End of Period .........................   $1,004,412         $ 940,843
                                                        ==========         =========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................           --                --
Units Redeemed ......................................           --                --
                                                        ----------         ---------
Net Increase (Decrease) .............................           --                --
                                                        ----------         ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           11                 8
Units Redeemed ......................................           (2)               --
                                                        ----------         ---------
Net Increase (Decrease) .............................            9                 8
                                                        ----------         ---------



                                                              AXA
                                                       Conservative-Plus              AXA Moderate
                                                         Allocation (i)              Allocation (g)
                                                      ------------------- -------------------------------------
                                                              2003               2003               2002
                                                      ------------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................      $  9,858         $   20,213,573     $    5,419,683
 Net realized gain (loss) on investments ............         3,896            (20,588,743)       (69,819,217)
 Change in unrealized appreciation (depreciation)
  of investments ....................................         3,477            266,304,304       (128,039,996)
                                                           --------         --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................        17,231            265,929,134       (192,439,530)
                                                           --------         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       333,755             86,523,210         68,168,493
  Transfers between funds including guaranteed
   interest account, net ............................       598,518            (47,821,925)       504,910,571
  Transfers for contract benefit and
   terminations .....................................       (83,682)          (176,060,370)      (150,559,730)
  Contract maintenance charges ......................            --             (1,425,061)          (894,523)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               (860,199)        (3,013,051)
                                                           --------         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................       848,591           (139,644,345)       418,611,760
                                                           --------         --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         1,157                593,305          7,488,017
                                                           --------         --------------     --------------
Increase (Decrease) in Net Assets ...................       866,979            126,878,094        233,660,247
Net Assets -- Beginning of Period ...................            --          1,570,599,237      1,336,938,990
                                                           --------         --------------     --------------
Net Assets -- End of Period .........................      $866,979         $1,697,477,331     $1,570,599,237
                                                           ========         ==============     ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --                  2,690             10,722
Units Redeemed ......................................            --                 (4,943)            (5,394)
                                                           --------         --------------     --------------
Net Increase (Decrease) .............................            --                 (2,253)             5,328
                                                           --------         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            11                    163                487
Units Redeemed ......................................            (2)                  (156)              (189)
                                                           --------         --------------     --------------
Net Increase (Decrease) .............................             9                      7                298
                                                           --------         --------------     --------------



                                                       AXA Moderate-Plus             AXA Premier VIP
                                                         Allocation (i)             Aggressive Equity
                                                      ------------------- --------------------------------------
                                                              2003               2003                2002
                                                      ------------------- ------------------ -------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................     $    9,882        $  (12,499,322)    $ (12,292,580)
 Net realized gain (loss) on investments ............          1,113           (85,605,822)     (179,857,512)
 Change in unrealized appreciation (depreciation)
  of investments ....................................         59,600           401,716,748      (218,949,024)
                                                          ----------        --------------     -------------
 Net increase (decrease) in net assets from
  operations ........................................         70,595           303,611,604      (411,099,116)
                                                          ----------        --------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............        274,353            57,761,900        78,915,361
  Transfers between funds including guaranteed
   interest account, net ............................      2,079,067           (40,801,266)     (128,913,879)
  Transfers for contract benefit and
   terminations .....................................        (35,374)         (101,844,387)     (131,760,685)
  Contract maintenance charges ......................             --            (1,237,611)       (1,461,396)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --              (338,514)        1,232,084
                                                          ----------        --------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      2,318,046           (86,459,878)     (181,988,515)
                                                          ----------        --------------     -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............          1,843             1,321,848        (1,955,477)
                                                          ----------        --------------     -------------
Increase (Decrease) in Net Assets ...................      2,390,484           218,473,574      (595,043,108)
Net Assets -- Beginning of Period ...................             --           891,527,517     1,486,570,625
                                                          ----------        --------------     -------------
Net Assets -- End of Period .........................     $2,390,484        $1,110,001,091     $ 891,527,517
                                                          ==========        ==============     =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --                 1,695             3,229
Units Redeemed ......................................             --                (3,145)           (6,088)
                                                          ----------        --------------     -------------
Net Increase (Decrease) .............................             --                (1,450)           (2,859)
                                                          ----------        --------------     -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................             23                    76               222
Units Redeemed ......................................             --                   (48)             (231)
                                                          ----------        --------------     -------------
Net Increase (Decrease) .............................             23                    28                (9)
                                                          ----------        --------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                  AXA Premier VIP
                                                               Core Bond (a)                   Health Care (a)
                                                      -------------------------------- -------------------------------
                                                            2003             2002            2003            2002
                                                      ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    1,230,972   $  2,137,104    $     54,898    $    (88,159)
 Net realized gain (loss) on investments ............       1,753,864        130,607         418,671        (627,902)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (1,550,158)     1,596,224       4,559,733      (2,079,272)
                                                       --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................       1,434,678      3,863,935       5,033,302      (2,795,333)
                                                       --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      12,172,555     15,207,512       4,273,952       3,823,759
  Transfers between funds including guaranteed
   interest account, net ............................       2,807,063     28,985,650       6,522,465       8,320,461
  Transfers for contract benefit and
   terminations .....................................      (5,408,394)    (1,578,917)     (1,306,009)       (317,742)
  Contract maintenance charges ......................         (35,704)        (5,203)        (16,003)         (3,163)
  Adjustments to net assets allocated to
   contracts in payout period .......................              --             --              --              --
                                                       --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................       9,535,520     42,609,042       9,474,405      11,823,315
                                                       --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............     (27,167,948)    24,801,995          27,761       5,803,409
                                                       --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     (16,197,750)    71,274,972      14,535,468      14,831,391
Net Assets -- Beginning of Period ...................      71,497,052        222,080      15,053,631         222,240
                                                       --------------   ------------    ------------    ------------
Net Assets -- End of Period .........................  $   55,299,302   $ 71,497,052    $ 29,589,099    $ 15,053,631
                                                       ==============   ============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................              --             --              --              --
Units Redeemed ......................................              --             --              --              --
                                                       --------------   ------------    ------------    ------------
Net Increase (Decrease) .............................              --             --              --              --
                                                       --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................             300            507             208             179
Units Redeemed ......................................            (212)           (91)           (103)            (50)
                                                       --------------   ------------    ------------    ------------
Net Increase (Decrease) .............................              88            416             105             129
                                                       --------------   ------------    ------------    ------------



                                                               AXA Premier VIP                  AXA Premier VIP
                                                                 High Yield                International Equity (a)
                                                      --------------------------------- -------------------------------
                                                            2003             2002             2003            2002
                                                      ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   5,767,833    $   8,615,922     $   (44,455)   $    (76,108)
 Net realized gain (loss) on investments ............    (11,506,771)     (19,804,444)        414,992      (1,046,538)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     29,733,224        5,988,711       6,060,831      (1,736,437)
                                                       -------------    -------------     -----------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     23,994,286       (5,199,811)      6,431,368      (2,859,083)
                                                       -------------    -------------     -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     16,176,871       12,311,561       5,250,966       4,512,653
  Transfers between funds including guaranteed
   interest account, net ............................     19,484,421       (6,106,937)      4,428,451       7,470,868
  Transfers for contract benefit and
   terminations .....................................    (16,039,742)     (14,301,961)       (920,519)       (578,354)
  Contract maintenance charges ......................       (118,816)        (111,832)        (12,104)         (1,542)
  Adjustments to net assets allocated to
   contracts in payout period .......................        (97,718)          63,830              --              --
                                                       -------------    -------------     -----------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     19,405,016       (8,145,339)      8,746,794      11,403,625
                                                       -------------    -------------     -----------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        101,808          (62,322)         30,725       5,806,883
                                                       -------------    -------------     -----------    ------------
Increase (Decrease) in Net Assets ...................     43,501,110      (13,407,472)     15,208,887      14,351,425
Net Assets -- Beginning of Period ...................    106,291,701      119,699,173      14,573,665         222,240
                                                       -------------    -------------     -----------    ------------
Net Assets -- End of Period .........................  $ 149,792,811    $ 106,291,701     $29,782,552    $ 14,573,665
                                                       =============    =============     ===========    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            808              316              --              --
Units Redeemed ......................................           (735)            (406)             --              --
                                                       -------------    -------------     -----------    ------------
Net Increase (Decrease) .............................             73              (90)             --              --
                                                       -------------    -------------     -----------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            232               92             205             330
Units Redeemed ......................................           (125)             (57)           (105)           (205)
                                                       -------------    -------------     -----------    ------------
Net Increase (Decrease) .............................            107               35             100             125
                                                       -------------    -------------     -----------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                 AXA Premier VIP
                                                         Large Cap Core Equity (a)         Large Cap Growth (a)
                                                      ------------------------------- -------------------------------
                                                            2003            2002            2003            2002
                                                      --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (134,026)   $    (50,326)   $   (256,878)   $   (115,488)
 Net realized gain (loss) on investments ............      (514,579)       (553,530)       (343,162)     (1,164,953)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     4,956,000      (2,598,775)      6,954,084      (3,692,823)
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     4,307,395      (3,202,631)      6,354,044      (4,973,264)
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     2,691,767       3,363,717       4,432,602       6,606,378
  Transfers between funds including guaranteed
   interest account, net ............................     2,610,422       8,243,626       6,378,060      10,870,820
  Transfers for contract benefit and
   terminations .....................................    (1,398,797)       (303,173)     (1,595,634)       (522,932)
  Contract maintenance charges ......................        (9,248)         (1,731)        (15,978)         (2,423)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     3,894,144      11,302,439       9,199,050      16,951,843
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        26,618       5,803,968          26,384       5,808,925
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     8,228,157      13,903,776      15,579,478      17,787,504
Net Assets -- Beginning of Period ...................    14,126,016         222,240      18,009,744         222,240
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period .........................  $ 22,354,173    $ 14,126,016    $ 33,589,222    $ 18,009,744
                                                       ============    ============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --              --
Units Redeemed ......................................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            85             157             237             261
Units Redeemed ......................................           (41)            (33)           (121)            (57)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            44             124             116             204
                                                       ------------    ------------    ------------    ------------



                                                              AXA Premier VIP                AXA Premier VIP
                                                            Large Cap Value (a)          Small/Mid Cap Growth (a)
                                                      ------------------------------- ------------------------------
                                                            2003            2002            2003           2002
                                                      --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    317,198    $    (43,855)   $    186,598    $   (146,781)
 Net realized gain (loss) on investments ............       (18,660)       (621,090)     (1,030,761)     (1,845,916)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     6,073,619      (3,406,945)     12,644,996      (5,632,532)
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     6,372,157      (4,071,890)     11,800,833      (7,625,229)
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     3,168,004       5,601,531       9,975,377       8,359,517
  Transfers between funds including guaranteed
   interest account, net ............................     3,147,531      12,100,630      14,032,432      16,481,447
  Transfers for contract benefit and
   terminations .....................................    (1,441,009)       (474,234)     (1,978,086)       (833,271)
  Contract maintenance charges ......................       (13,186)         (2,523)        (26,687)         (3,288)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     4,861,340      17,225,404      22,003,036      24,004,405
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        25,620       5,810,516          23,145       5,811,250
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................    11,259,117      18,964,030      33,827,014      22,190,426
Net Assets -- Beginning of Period ...................    19,186,270         222,240      22,412,666         222,240
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period .........................  $ 30,445,387    $ 19,186,270    $ 56,239,680    $ 22,412,666
                                                       ============    ============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --              --
Units Redeemed ......................................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           180             235             432             374
Units Redeemed ......................................          (127)            (53)           (140)            (74)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            53             182             292             300
                                                       ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                 AXA Premier VIP
                                                          Small/Mid Cap Value (a)             Technology (a)
                                                      ------------------------------- -------------------------------
                                                            2003            2002            2003            2002
                                                      --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (257,590)   $   (176,467)    $   567,346    $     (27,906)
 Net realized gain (loss) on investments ............    (1,310,239)     (1,003,913)      3,058,497       (1,044,583)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    13,841,648      (5,157,347)      2,328,609       (2,805,433)
                                                       ------------    ------------     -----------    -------------
 Net increase (decrease) in net assets from
  operations ........................................    12,273,819      (6,337,727)      5,954,452       (3,877,922)
                                                       ------------    ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     6,996,384       7,576,610       3,040,273        1,183,965
  Transfers between funds including guaranteed
   interest account, net ............................    10,438,870      19,263,703      13,718,945        4,022,247
  Transfers for contract benefit and
   terminations .....................................    (2,177,635)     (1,008,742)       (814,903)        (136,302)
  Contract maintenance charges ......................       (21,979)         (4,406)         (6,591)            (825)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --               --
                                                       ------------    ------------     -----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    15,235,640      25,827,165      15,937,724        5,069,085
                                                       ------------    ------------     -----------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        23,837       5,810,420          23,483        5,804,533
                                                       ------------    ------------     -----------    -------------
Increase (Decrease) in Net Assets ...................    27,533,296      25,299,858      21,915,659        6,995,696
Net Assets -- Beginning of Period ...................    25,522,098         222,240       7,217,936          222,240
                                                       ------------    ------------     -----------    -------------
Net Assets -- End of Period .........................  $ 53,055,394    $ 25,522,098     $29,133,595    $   7,217,936
                                                       ============    ============     ===========    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --               --
Units Redeemed ......................................            --              --              --               --
                                                       ------------    ------------     -----------    -------------
Net Increase (Decrease) .............................            --              --              --               --
                                                       ------------    ------------     -----------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           272             351             995              182
Units Redeemed ......................................          (101)            (66)           (793)            (116)
                                                       ------------    ------------     -----------    -------------
Net Increase (Decrease) .............................           171             285             202               66
                                                       ------------    ------------     -----------    -------------



                                                             AXA Rosenberg VIT                    EQ/Alliance
                                                       Value Long/ Short Equity (i)               Common Stock
                                                      ------------------------------ --------------------------------------
                                                                   2003                     2003                2002
                                                      ------------------------------ ------------------ -------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................            $   (784)             $   20,533,904    $     (51,147,458)
 Net realized gain (loss) on investments ............                (971)               (285,014,574)        (662,408,118)
 Change in unrealized appreciation (depreciation)
  of investments ....................................              (3,235)              1,777,857,612       (1,274,164,291)
                                                                 --------              --------------    -----------------
 Net increase (decrease) in net assets from
  operations ........................................              (4,990)              1,513,376,942       (1,987,719,867)
                                                                 --------              --------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............              61,831                 177,718,703          226,320,086
  Transfers between funds including guaranteed
   interest account, net ............................             338,842                 (49,794,691)        (507,880,564)
  Transfers for contract benefit and
   terminations .....................................                (220)               (376,523,856)        (481,916,512)
  Contract maintenance charges ......................                  --                  (3,463,860)          (3,902,443)
  Adjustments to net assets allocated to
   contracts in payout period .......................                  --                  (7,258,871)          14,201,665
                                                                 --------              --------------    -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................             400,453                (259,322,575)        (753,177,768)
                                                                 --------              --------------    -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............                 785                   4,320,875          (15,181,529)
                                                                 --------              --------------    -----------------
Increase (Decrease) in Net Assets ...................             396,248               1,258,375,242       (2,756,079,164)
Net Assets -- Beginning of Period ...................                   -               3,328,887,420        6,084,966,584
                                                                 --------              --------------    -----------------
Net Assets -- End of Period .........................            $396,248              $4,587,262,662    $   3,328,887,420
                                                                 ========              ==============    =================
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................                  --                       2,423                2,406
Units Redeemed ......................................                  --                      (3,705)              (6,125)
                                                                 --------              --------------    -----------------
Net Increase (Decrease) .............................                  --                      (1,282)              (3,719)
                                                                 --------              --------------    -----------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................               1,004                         469                  360
Units Redeemed ......................................              (1,000)                       (288)                (424)
                                                                 --------              --------------    -----------------
Net Increase (Decrease) .............................                   4                         181                  (64)
                                                                 --------              --------------    -----------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Alliance                          EQ/Alliance
                                                               Growth and Income           Intermediate Government Securities
                                                      ------------------------------------ -----------------------------------
                                                             2003               2002              2003              2002
                                                      ------------------ ----------------- ------------------ ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $      165,723    $        84,422    $  4,724,537      $   6,156,433
 Net realized gain (loss) on investments ............      (37,977,943)       (72,371,250)      1,521,251          3,031,928
 Change in unrealized appreciation (depreciation)
  of investments ....................................      271,830,900       (191,803,897)     (4,298,353)         1,474,710
                                                        --------------    ---------------    ------------      -------------
 Net increase (decrease) in net assets from
  operations ........................................      234,018,680       (264,090,725)      1,947,435         10,663,071
                                                        --------------    ---------------    ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       81,313,450        111,186,585      27,134,424         31,156,303
  Transfers between funds including guaranteed
   interest account, net ............................      (22,624,020)       (60,053,641)    (24,621,610)        63,279,822
  Transfers for contract benefit and
   terminations .....................................      (96,884,768)      (113,286,192)    (24,904,850)       (22,619,817)
  Contract maintenance charges ......................         (905,627)          (885,231)       (147,584)           (92,317)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (1,155,838)         1,358,734         (28,803)          (256,266)
                                                        --------------    ---------------    ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (40,256,803)       (61,679,745)    (22,568,423)        71,467,725
                                                        --------------    ---------------    ------------      -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        1,173,515         (1,355,756)         93,624             66,086
                                                        --------------    ---------------    ------------      -------------
Increase (Decrease) in Net Assets ...................      194,935,392       (327,126,226)    (20,527,364)        82,196,882
Net Assets -- Beginning of Period ...................      844,487,855      1,171,614,081     198,620,820        116,423,938
                                                        --------------    ---------------    ------------      -------------
Net Assets -- End of Period .........................   $1,039,423,247    $   844,487,855    $178,093,456      $ 198,620,820
                                                        ==============    ===============    ============      =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................              683              1,015             366                969
Units Redeemed ......................................             (889)            (1,390)           (507)              (616)
                                                        --------------    ---------------    ------------      -------------
Net Increase (Decrease) .............................             (206)              (375)           (141)               353
                                                        --------------    ---------------    ------------      -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................              192                311             134                324
Units Redeemed ......................................             (151)              (219)           (142)              (165)
                                                        --------------    ---------------    ------------      -------------
Net Increase (Decrease) .............................               41                 92                (8)             159
                                                        --------------    ---------------    ---------------   -------------



                                                                 EQ/Alliance                       EQ/Alliance
                                                            International (f)(h)                  Premier Growth
                                                      --------------------------------- ----------------------------------
                                                            2003             2002             2003              2002
                                                      ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   3,352,239    $  (1,867,988)   $  (2,010,811)   $    (2,488,634)
 Net realized gain (loss) on investments ............      7,370,324       (8,044,561)     (21,868,256)       (58,521,649)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    141,990,979      (13,550,930)      54,357,331        (17,093,865)
                                                       -------------    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ........................................    152,713,542      (23,463,479)      30,478,264        (78,104,148)
                                                       -------------    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     41,364,808       13,146,001       16,920,623         25,101,420
  Transfers between funds including guaranteed
   interest account, net ............................    (17,832,601)     407,063,253      (12,947,076)       (34,545,193)
  Transfers for contract benefit and
   terminations .....................................    (59,555,946)     (17,714,224)     (14,900,127)       (17,848,054)
  Contract maintenance charges ......................       (596,810)        (160,807)        (232,841)          (251,635)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (274,374)        (569,972)              --                 --
                                                       -------------    -------------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (36,894,923)     401,764,251      (11,159,421)       (27,543,462)
                                                       -------------    -------------    -------------    ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        290,697        1,994,735           27,571             18,742
                                                       -------------    -------------    -------------    ---------------
Increase (Decrease) in Net Assets ...................    116,109,316      380,295,507       19,346,414       (105,628,868)
Net Assets -- Beginning of Period ...................    484,768,013      104,471,647      148,219,653        253,848,521
                                                       -------------    -------------    -------------    ---------------
Net Assets -- End of Period .........................  $ 600,877,329    $ 484,767,154    $ 167,566,067    $   148,219,653
                                                       =============    =============    =============    ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................          1,007            5,598               --                 --
Units Redeemed ......................................         (1,478)          (1,142)              --                 --
                                                       -------------    -------------    -------------    ---------------
Net Increase (Decrease) .............................           (471)           4,456               --                 --
                                                       -------------    -------------    -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            239              617              502              1,178
Units Redeemed ......................................           (185)            (242)            (719)            (1,686)
                                                       -------------    -------------    -------------    ---------------
Net Increase (Decrease) .............................             54              375             (217)              (508)
                                                       -------------    -------------    -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Alliance Quality Bond
                                                      ---------------------------------
                                                            2003             2002
                                                      ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   2,382,514    $   4,952,864
 Net realized gain (loss) on investments ............      2,932,212        1,477,325
 Change in unrealized appreciation (depreciation)
  of investments ....................................       (833,280)       5,479,502
                                                       -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................      4,481,446       11,909,691
                                                       -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     20,867,412       27,082,888
  Transfers between funds including guaranteed
   interest account, net ............................    (18,328,802)      13,812,577
  Transfers for contract benefit and
   terminations .....................................    (24,900,008)     (24,883,388)
  Contract maintenance charges ......................       (153,249)        (118,427)
  Adjustments to net assets allocated to
   contracts in payout period .......................        (31,021)        (209,479)
                                                       -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (22,545,668)      15,684,171
                                                       -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         76,816          212,530
                                                       -------------    -------------
Increase (Decrease) in Net Assets ...................    (17,987,406)      27,806,392
Net Assets -- Beginning of Period ...................    197,468,754      169,662,362
                                                       -------------    -------------
Net Assets -- End of Period .........................  $ 179,481,348    $ 197,468,754
                                                       =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            419              563
Units Redeemed ......................................           (545)            (508)
                                                       -------------    -------------
Net Increase (Decrease) .............................           (126)              55
                                                       -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................             82              146
Units Redeemed ......................................           (100)             (80)
                                                       -------------    -------------
Net Increase (Decrease) .............................            (18)              66
                                                       -------------    -------------



                                                       EQ/Alliance Small Cap Growth (d)   EQ/Bernstein Diversified Value
                                                      ---------------------------------- --------------------------------
                                                            2003              2002             2003             2002
                                                      ---------------- ----------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (3,563,813)   $    (3,672,879)  $     179,786    $     137,575
 Net realized gain (loss) on investments ............    (22,140,560)       (54,680,960)     (6,130,604)      (7,012,216)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    118,188,788        (48,454,126)     59,043,729      (23,630,627)
                                                       -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     92,484,415       (106,807,965)     53,092,911      (30,505,268)
                                                       -------------    ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     34,731,063         39,674,054      32,785,628       30,884,003
  Transfers between funds including guaranteed
   interest account, net ............................     (2,444,737)        (9,853,209)     13,078,980       42,667,636
  Transfers for contract benefit and
   terminations .....................................    (26,827,788)       (26,018,418)    (23,217,477)     (17,957,867)
  Contract maintenance charges ......................       (351,131)          (321,997)       (182,128)        (122,987)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (274,951)           242,179              --               --
                                                       -------------    ---------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      4,832,456          3,722,609      22,465,003       55,470,785
                                                       -------------    ---------------   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        287,254           (226,495)         29,054          107,485
                                                       -------------    ---------------   -------------    -------------
Increase (Decrease) in Net Assets ...................     97,604,125       (103,311,851)     75,586,968       25,073,002
Net Assets -- Beginning of Period ...................    234,449,072        337,760,923     186,667,259      161,594,257
                                                       -------------    ---------------   -------------    -------------
Net Assets -- End of Period .........................  $ 332,053,197    $   234,449,072   $ 262,254,227    $ 186,667,259
                                                       =============    ===============   =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            798              1,054              --               --
Units Redeemed ......................................           (790)            (1,086)             --               --
                                                       -------------    ---------------   -------------    -------------
Net Increase (Decrease) .............................              8                (32)             --               --
                                                       -------------    ---------------   -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            171                175             838            1,381
Units Redeemed ......................................           (131)              (110)           (596)            (753)
                                                       -------------    ---------------   -------------    -------------
Net Increase (Decrease) .............................             40                 65             242              628
                                                       -------------    ---------------   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Calvert                     EQ/Capital
                                                           Socially Responsible          Guardian International
                                                      ------------------------------ ------------------------------
                                                           2003            2002            2003           2002
                                                      -------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $  (73,040)   $     (46,621)  $     45,201     $   26,814
 Net realized gain (loss) on investments ............     (238,314)        (689,076)       296,579       (353,475)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    2,035,113         (873,936)     3,195,015       (128,044)
                                                        ----------    -------------   ------------     ----------
 Net increase (decrease) in net assets from
  operations ........................................    1,723,759       (1,609,633)     3,536,795       (454,705)
                                                        ----------    -------------   ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    1,986,425        1,565,413      5,147,658      1,835,949
  Transfers between funds including guaranteed
   interest account, net ............................      757,831          626,167      7,498,587      4,231,787
  Transfers for contract benefit and
   terminations .....................................     (276,895)        (150,324)    (1,004,041)      (167,760)
  Contract maintenance charges ......................      (13,893)          (9,105)        (7,863)          (670)
  Adjustments to net assets allocated to
   contracts in payout period .......................           --               --             --             --
                                                        ----------    -------------   ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................    2,453,468        2,032,151     11,634,341      5,899,306
                                                        ----------    -------------   ------------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        5,226            2,747         21,818         16,289
                                                        ----------    -------------   ------------     ----------
Increase (Decrease) in Net Assets ...................    4,182,453          425,265     15,192,954      5,460,890
Net Assets -- Beginning of Period ...................    5,234,701        4,809,436      5,636,549        175,659
                                                        ----------    -------------   ------------     ----------
Net Assets -- End of Period .........................   $9,417,154    $   5,234,701   $ 20,829,503     $5,636,549
                                                        ==========    =============   ============     ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................           --               --             --             --
Units Redeemed ......................................           --               --             --             --
                                                        ----------    -------------   ------------     ----------
Net Increase (Decrease) .............................           --               --             --             --
                                                        ----------    -------------   ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           63               66            198            169
Units Redeemed ......................................          (28)             (38)           (50)           (89)
                                                        ----------    -------------   ------------     ----------
Net Increase (Decrease) .............................           35               28            148             80
                                                        ----------    -------------   ------------     ----------



                                                                 EQ/Capital                       EQ/Capital
                                                            Guardian Research (e)          Guardian U.S. Equity (c)
                                                      --------------------------------- ------------------------------
                                                            2003             2002             2003           2002
                                                      ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (1,145,789)   $    (125,461)   $   (499,278)   $   (171,222)
 Net realized gain (loss) on investments ............       (146,579)      (1,890,703)      2,144,974      (4,417,250)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     35,404,063       (9,232,906)     14,446,538        (841,593)
                                                       -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     34,111,695      (11,249,070)     16,092,234      (5,430,065)
                                                       -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     13,268,474        5,999,501      11,573,511       6,095,097
  Transfers between funds including guaranteed
   interest account, net ............................       (717,205)     108,860,115      19,122,772      24,179,235
  Transfers for contract benefit and
   terminations .....................................    (13,166,687)      (2,532,827)     (5,067,391)     (1,766,913)
  Contract maintenance charges ......................       (151,851)         (25,030)        (37,417)        (13,852)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................       (767,269)     112,301,759      25,591,475      28,493,567
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         34,509          (15,538)         26,638          32,224
                                                       -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     33,378,935      101,037,151      41,710,347      23,095,726
Net Assets -- Beginning of Period ...................    115,960,266       14,923,115      35,915,581      12,819,855
                                                       -------------    -------------    ------------    ------------
Net Assets -- End of Period .........................  $ 149,339,201    $ 115,960,266    $ 77,625,928    $ 35,915,581
                                                       =============    =============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --              --              --
Units Redeemed ......................................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            273            1,389             450             424
Units Redeemed ......................................           (285)             (83)           (162)            (78)
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................            (12)           1,306             288             346
                                                       -------------    -------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Emerging Markets Equity            EQ/Equity 500 Index
                                                      --------------------------------- ----------------------------------
                                                            2003             2002             2003              2002
                                                      ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $   (320,913)   $     (877,395)  $   1,779,697    $    (2,398,571)
 Net realized gain (loss) on investments ............        855,382         7,694,999     (51,099,557)       (98,038,778)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     31,969,008       (12,302,551)    255,989,973       (163,996,604)
                                                        ------------    --------------   -------------    ---------------
 Net increase (decrease) in net assets from
  operations ........................................     32,503,477        (5,484,947)    206,670,113       (264,433,953)
                                                        ------------    --------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      8,737,179         7,889,296      82,210,678         93,597,005
  Transfers between funds including guaranteed
   interest account, net ............................      7,546,303         3,403,358     (11,024,081)       (79,023,238)
  Transfers for contract benefit and
   terminations .....................................     (7,589,979)       (6,690,542)    (87,515,398)      (108,157,150)
  Contract maintenance charges ......................        (89,491)          (82,728)       (936,707)          (971,306)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --                --        (679,115)         1,709,857
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      8,604,012         4,519,384     (17,944,623)       (92,844,832)
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         38,192            38,148         700,957         (1,699,984)
                                                        ------------    --------------   -------------    ---------------
Increase (Decrease) in Net Assets ...................     41,145,681          (927,415)    189,426,447       (358,978,769)
Net Assets -- Beginning of Period ...................     60,713,383        61,640,798     803,090,365      1,162,069,134
                                                        ------------    --------------   -------------    ---------------
Net Assets -- End of Period .........................   $101,859,064    $   60,713,383   $ 992,516,812    $   803,090,365
                                                        ============    ==============   =============    ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --                --             813              1,099
Units Redeemed ......................................             --                --            (940)            (1,608)
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             --                --            (127)              (509)
                                                        ------------    --------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            855             1,459             347                456
Units Redeemed ......................................           (771)           (1,402)           (248)              (328)
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             84                57              99                128
                                                        ------------    --------------   -------------    ---------------



                                                            EQ/Evergreen Omega                  EQ/FI Mid Cap
                                                      ------------------------------- ---------------------------------
                                                            2003            2002            2003             2002
                                                      --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    (91,081)   $     (52,589)   $ (1,331,724)   $     (848,509)
 Net realized gain (loss) on investments ............       175,055         (718,019)        (64,122)       (4,471,266)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     2,158,892         (380,554)     40,267,573        (9,090,561)
                                                       ------------    -------------    ------------    --------------
 Net increase (decrease) in net assets from
  operations ........................................     2,242,866       (1,151,162)     38,871,727       (14,410,336)
                                                       ------------    -------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     2,452,601        1,093,246      27,200,788        20,726,956
  Transfers between funds including guaranteed
   interest account, net ............................     5,011,101        1,150,127      23,671,595        19,206,255
  Transfers for contract benefit and
   terminations .....................................    (1,148,746)        (287,614)     (8,646,318)       (4,385,155)
  Contract maintenance charges ......................        (8,368)          (5,000)       (104,852)          (56,118)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --              --                --
                                                       ------------    -------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     6,306,588        1,950,759      42,121,213        35,491,938
                                                       ------------    -------------    ------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        15,794           19,453          14,362             7,886
                                                       ------------    -------------    ------------    --------------
Increase (Decrease) in Net Assets ...................     8,565,248          819,050      81,007,302        21,089,488
Net Assets -- Beginning of Period ...................     4,474,756        3,655,706      73,085,531        51,996,043
                                                       ------------    -------------    ------------    --------------
Net Assets -- End of Period .........................  $ 13,040,004    $   4,474,756    $154,092,833    $   73,085,531
                                                       ============    =============    ============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --               --              --                --
Units Redeemed ......................................            --               --              --                --
                                                       ------------    -------------    ------------    --------------
Net Increase (Decrease) .............................            --               --              --                --
                                                       ------------    -------------    ------------    --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           133               74             863               720
Units Redeemed ......................................           (44)             (42)           (347)             (278)
                                                       ------------    -------------    ------------    --------------
Net Increase (Decrease) .............................            89               32             516               442
                                                       ------------    -------------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/FI Small/Mid Cap Value      EQ/J.P. Morgan Core Bond (a)
                                                      --------------------------------- -------------------------------
                                                            2003             2002             2003            2002
                                                      ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (2,212,782)   $  (1,566,519)   $  1,107,340    $  1,145,187
 Net realized gain (loss) on investments ............     (2,524,038)      (1,870,431)          1,217         427,282
 Change in unrealized appreciation (depreciation)
  of investments ....................................     75,451,507      (38,052,701)       (305,142)       (546,972)
                                                       -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     70,714,687      (41,489,651)        803,415       1,025,497
                                                       -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     42,926,343       48,938,959      15,984,609       6,956,066
  Transfers between funds including guaranteed
   interest account, net ............................       (959,120)      59,679,873       7,576,883      24,248,552
  Transfers for contract benefit and
   terminations .....................................    (23,269,888)     (19,024,622)     (4,148,025)     (1,100,084)
  Contract maintenance charges ......................       (307,969)        (194,282)        (31,779)         (4,058)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     18,389,366       89,399,928      19,381,688      30,100,476
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         21,177           22,843           8,003          17,973
                                                       -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     89,125,230       47,933,120      20,193,106      31,143,946
Net Assets -- Beginning of Period ...................    214,248,593      166,315,473      31,143,946              --
                                                       -------------    -------------    ------------    ------------
Net Assets -- End of Period .........................  $ 303,373,823    $ 214,248,593    $ 51,337,052    $ 31,143,946
                                                       =============    =============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --              --              --
Units Redeemed ......................................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            810            1,834             477             374
Units Redeemed ......................................           (629)          (1,016)           (300)            (83)
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................            181              818             177             291
                                                       -------------    -------------    ------------    ------------



                                                         EQ/Janus Large Cap Growth        EQ/Lazard Small Cap Value
                                                      -------------------------------- -------------------------------
                                                            2003            2002             2003            2002
                                                      --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (604,183)   $     (531,787)  $    (93,500)   $    (60,850)
 Net realized gain (loss) on investments ............    (4,961,997)       (7,698,976)       599,085      (2,307,770)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    15,708,768        (7,480,177)    17,581,151      (2,435,246)
                                                       ------------    --------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................    10,142,588       (15,710,940)    18,086,736      (4,803,866)
                                                       ------------    --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    10,793,138        13,559,655     17,045,148       7,874,844
  Transfers between funds including guaranteed
   interest account, net ............................      (830,840)          191,954     20,429,757      31,390,785
  Transfers for contract benefit and
   terminations .....................................    (3,387,613)       (2,891,241)    (4,922,128)     (1,543,731)
  Contract maintenance charges ......................       (83,509)          (64,028)       (45,232)         (6,987)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     6,491,176        10,796,340     32,507,545      37,714,911
                                                       ------------    --------------   ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        10,559             7,020         27,698          34,676
                                                       ------------    --------------   ------------    ------------
Increase (Decrease) in Net Assets ...................    16,644,323        (4,907,580)    50,621,979      32,945,721
Net Assets -- Beginning of Period ...................    37,984,615        42,892,195     33,655,620         709,899
                                                       ------------    --------------   ------------    ------------
Net Assets -- End of Period .........................  $ 54,628,938    $   37,984,615   $ 84,277,599    $ 33,655,620
                                                       ============    ==============   ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --                --             --              --
Units Redeemed ......................................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Net Increase (Decrease) .............................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           357               448            426             436
Units Redeemed ......................................          (221)             (254)          (167)           (138)
                                                       ------------    --------------   ------------    ------------
Net Increase (Decrease) .............................           136               194            259             298
                                                       ------------    --------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/Mercury
                                                              EQ/Marsico Focus                Basic Value Equity
                                                      -------------------------------- ---------------------------------
                                                            2003             2002            2003             2002
                                                      ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $ (1,155,920)   $   (236,218)   $  (1,832,809)   $    (390,897)
 Net realized gain (loss) on investments ............      3,291,615        (592,429)      (8,486,750)     (12,087,232)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     18,646,290      (2,069,738)      76,274,559      (33,904,718)
                                                        ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     20,781,985      (2,898,385)      65,955,000      (46,382,847)
                                                        ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     26,962,649       7,927,546       33,529,819       38,158,747
  Transfers between funds including guaranteed
   interest account, net ............................     42,381,723      35,126,769        2,717,959       36,092,469
  Transfers for contract benefit and
   terminations .....................................     (6,364,885)     (2,523,076)     (23,926,176)     (19,745,219)
  Contract maintenance charges ......................        (62,313)         (7,025)        (243,980)        (189,480)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --              --               --               --
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     62,917,174      40,524,214       12,077,622       54,316,517
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        131,033          33,384           16,622           14,874
                                                        ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     83,830,192      37,659,213       78,049,244        7,948,544
Net Assets -- Beginning of Period ...................     39,093,225       1,434,012      219,941,863      211,993,319
                                                        ------------    ------------    -------------    -------------
Net Assets -- End of Period .........................   $122,923,417    $ 39,093,225    $ 297,991,107    $ 219,941,863
                                                        ============    ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --              --               --               --
Units Redeemed ......................................             --              --               --               --
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................             --              --               --               --
                                                        ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................          1,004             797              583              912
Units Redeemed ......................................           (400)           (388)            (500)            (560)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................            604             409               83              352
                                                        ------------    ------------    -------------    -------------



                                                                 EQ/Mercury                      EQ/MFS Emerging
                                                           International Value (b)               Growth Companies
                                                      --------------------------------- ----------------------------------
                                                            2003             2002             2003              2002
                                                      ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $  1,000,273    $     (187,097)  $  (4,412,964)   $    (5,438,852)
 Net realized gain (loss) on investments ............       (310,052)       (3,646,800)    (44,266,617)      (157,834,988)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     23,200,475       (14,361,722)    129,351,039        (25,694,164)
                                                        ------------    --------------   -------------    ---------------
 Net increase (decrease) in net assets from
  operations ........................................     23,890,696       (18,195,619)     80,671,458       (188,968,004)
                                                        ------------    --------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     15,288,303        10,300,428      32,509,471         49,414,946
  Transfers between funds including guaranteed
   interest account, net ............................     (3,203,561)       98,814,431     (25,288,527)       (75,717,193)
  Transfers for contract benefit and
   terminations .....................................     (9,508,426)       (5,596,085)    (30,289,304)       (39,323,917)
  Contract maintenance charges ......................       (106,408)          (65,819)       (545,022)          (626,035)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --                --              --                 --
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      2,469,908       103,452,955     (23,613,382)       (66,252,199)
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............     23,230,743           103,411         (52,289)             9,270
                                                        ------------    --------------   -------------    ---------------
Increase (Decrease) in Net Assets ...................     26,390,872        85,360,747      57,005,787       (255,210,933)
Net Assets -- Beginning of Period ...................     86,517,171         1,156,424     307,045,938        562,256,871
                                                        ------------    --------------   -------------    ---------------
Net Assets -- End of Period .........................   $112,908,043    $   86,517,171   $ 364,051,725    $   307,045,938
                                                        ============    ==============   =============    ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --                --              --                 --
Units Redeemed ......................................             --                --              --                 --
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             --                --              --                 --
                                                        ------------    --------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            438             1,475             498                756
Units Redeemed ......................................           (400)             (345)           (744)            (1,419)
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             38             1,130            (246)              (663)
                                                        ------------    --------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MFS Investors Trust               EQ/Money Market
                                                      ------------------------------- ---------------------------------
                                                            2003            2002            2003             2002
                                                      --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    (76,937)   $    (70,396)   $    (922,848)   $      99,102
 Net realized gain (loss) on investments ............      (838,583)     (1,712,449)        (755,546)      (1,999,974)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     3,578,200        (988,739)         853,365        2,188,244
                                                       ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     2,662,680      (2,771,584)        (825,029)         287,372
                                                       ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     2,131,741       2,063,160       31,318,933       55,990,116
  Transfers between funds including guaranteed
   interest account, net ............................     2,824,212       1,867,312      (38,034,668)         301,499
  Transfers for contract benefit and
   terminations .....................................    (1,216,431)     (1,042,458)     (46,530,761)     (68,555,046)
  Contract maintenance charges ......................       (13,973)        (12,495)        (171,142)        (173,013)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --           63,124           26,608
                                                       ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     3,725,549       2,875,519      (53,354,514)     (12,409,836)
                                                       ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        24,778          23,136          770,087          (19,764)
                                                       ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     6,413,007         127,071      (54,262,821)     (12,142,228)
Net Assets -- Beginning of Period ...................    11,034,958      10,907,887      196,381,924      208,524,152
                                                       ------------    ------------    -------------    -------------
Net Assets -- End of Period .........................  $ 17,447,965    $ 11,034,958    $ 142,119,103    $ 196,381,924
                                                       ============    ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --            1,309            4,068
Units Redeemed ......................................            --              --           (2,172)          (4,079)
                                                       ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................            --              --             (863)             (11)
                                                       ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            94              97              238              582
Units Redeemed ......................................           (43)            (57)            (309)            (573)
                                                       ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................            51              40              (71)               9
                                                       ------------    ------------    -------------    -------------



                                                      EQ/Putnam Growth & Income Value        EQ/Putnam Voyager
                                                      -------------------------------- -----------------------------
                                                            2003            2002            2003           2002
                                                      --------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $     13,187    $      (10,651)   $  (33,507)    $   (9,373)
 Net realized gain (loss) on investments ............    (2,782,804)       (5,241,110)       45,259       (236,741)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    15,475,600        (9,066,740)      618,396        (31,846)
                                                       ------------    --------------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ........................................    12,705,983       (14,318,501)      630,148       (277,960)
                                                       ------------    --------------    ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     5,722,836         6,972,160     1,083,884        861,582
  Transfers between funds including guaranteed
   interest account, net ............................    (2,607,862)       (3,502,050)      902,820        862,315
  Transfers for contract benefit and
   terminations .....................................    (6,666,003)       (7,352,637)     (317,133)      (128,828)
  Contract maintenance charges ......................       (65,133)          (64,795)       (2,850)          (398)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --                --            --             --
                                                       ------------    --------------    ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (3,616,162)       (3,947,322)    1,666,721      1,594,671
                                                       ------------    --------------    ----------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............    15,519,594            40,731       644,856         10,920
                                                       ------------    --------------    ----------     ----------
Increase (Decrease) in Net Assets ...................     9,133,815       (18,225,092)    2,323,329      1,327,631
Net Assets -- Beginning of Period ...................    52,944,047        71,169,139     1,745,861        418,230
                                                       ------------    --------------    ----------     ----------
Net Assets -- End of Period .........................  $ 62,077,862    $   52,944,047    $4,069,190     $1,745,861
                                                       ============    ==============    ==========     ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --                --            --             --
Units Redeemed ......................................            --                --            --             --
                                                       ------------    --------------    ----------     ----------
Net Increase (Decrease) .............................            --                --            --             --
                                                       ------------    --------------    ----------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           116               146            54             44
Units Redeemed ......................................          (149)             (185)          (24)           (17)
                                                       ------------    --------------    ----------     ----------
Net Increase (Decrease) .............................           (33)              (39)           30             27
                                                       ------------    --------------    ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Small Company Index (a)
                                                      -------------------------------
                                                            2003            2002
                                                      --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (164,941)   $      (9,653)
 Net realized gain (loss) on investments ............     2,607,592         (501,550)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     4,933,391         (552,404)
                                                       ------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     7,376,042       (1,063,607)
                                                       ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     8,896,381        2,765,036
  Transfers between funds including guaranteed
   interest account, net ............................    17,191,730        6,635,402
  Transfers for contract benefit and
   terminations .....................................    (1,176,622)        (212,966)
  Contract maintenance charges ......................       (15,023)          (1,070)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --
                                                       ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    24,896,466        9,186,402
                                                       ------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............     4,951,102           12,136
                                                       ------------    -------------
Increase (Decrease) in Net Assets ...................    32,290,219        8,134,931
Net Assets -- Beginning of Period ...................     8,134,931               --
                                                       ------------    -------------
Net Assets -- End of Period .........................  $ 40,425,150    $   8,134,931
                                                       ============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --               --
Units Redeemed ......................................            --               --
                                                       ------------    -------------
Net Increase (Decrease) .............................            --               --
                                                       ------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           379              139
Units Redeemed ......................................          (134)             (40)
                                                       ------------    -------------
Net Increase (Decrease) .............................           245               99
                                                       ------------    -------------



                                                               EQ/Technology            U.S. Real Estate (i)
                                                      -------------------------------- ----------------------
                                                            2003            2002                2003
                                                      --------------- ---------------- ----------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (965,354)   $  (1,045,562)        $  (2,600)
 Net realized gain (loss) on investments ............    (4,673,690)     (31,165,028)           10,239
 Change in unrealized appreciation (depreciation)
  of investments ....................................    31,346,241      (13,919,007)           51,153
                                                       ------------    -------------         ---------
 Net increase (decrease) in net assets from
  operations ........................................    25,707,197      (46,129,597)           58,792
                                                       ------------    -------------         ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     9,797,016       13,189,832           388,228
  Transfers between funds including guaranteed
   interest account, net ............................      (149,770)      (6,693,614)        1,958,398
  Transfers for contract benefit and
   terminations .....................................    (7,445,275)      (6,355,161)             (286)
  Contract maintenance charges ......................      (113,938)        (107,603)               --
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --                --
                                                       ------------    -------------         ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................     2,088,033           33,454         2,346,340
                                                       ------------    -------------         ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        22,112           16,493            52,868
                                                       ------------    -------------         ---------
Increase (Decrease) in Net Assets ...................    27,817,342      (46,079,650)        2,406,847
Net Assets -- Beginning of Period ...................    61,308,956      107,388,606                --
                                                       ------------    -------------         ---------
Net Assets -- End of Period .........................  $ 89,126,298    $  61,308,956         $2,406,847
                                                       ============    =============         ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --               --                --
Units Redeemed ......................................            --               --                --
                                                       ------------    -------------         ----------
Net Increase (Decrease) .............................            --               --                --
                                                       ------------    -------------         ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................         2,095            2,134                25
Units Redeemed ......................................        (2,042)          (2,185)               (2)
                                                       ------------    -------------         ------------
Net Increase (Decrease) .............................           (53)             (51)               23
                                                       ------------    -------------         -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------

(a)  Commenced operations on January 14, 2002.

(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for Mercury International Value Portfolio occurred on April 26, 2002 (See
     Note 5).

(c) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(f) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).

(h) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).

(i)  Commenced operations on October 20, 2003.



   The accompanying notes are an integral part of these financial statements.


                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, The Universal Institutional Funds, Inc. ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 48 variable investment options(1):

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation(2)
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity(3)
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield(4)
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o AXA Rosenberg VIT Value Long/Short Equity
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Bernstein Diversified Value
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value(8)
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market(5)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index
   o EQ/Technology(7)
   o U.S. Real Estate

----------
   (1) Effective May 18, 2001 the names of the investment options include EQ/.
   (2) Formerly known as EQ/Balanced.
   (3) Formerly known as EQ/Aggressive Stock.
   (4) Formerly known as EQ/High Yield.
   (5) Formerly known as EQ/Alliance Money Market.
   (6) Formerly known as EQ/Putnam Investors Growth.
   (7) Formerly known as EQ/Alliance Technology.
   (8) Formerly known as EQ/Putnam International Equity.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage Momentum and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by The Equitable Life Assurance Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                            Purchases        Sales
                                                         -------------- --------------
AXA Aggressive Allocation ...........................      1,184,487        194,395
AXA Conservative Allocation .........................        965,074         23,684
AXA Conservative-Plus Allocation ....................      1,153,290        293,685
AXA Moderate Allocation .............................    134,569,347    254,899,070
AXA Moderate-Plus Allocation ........................      2,374,007         44,236
AXA Premier VIP Aggressive Equity ...................     45,971,035    143,627,527
AXA Premier VIP Core Bond ...........................     34,975,302     51,376,588
AXA Premier VIP Health Care .........................     19,072,167      9,512,419
AXA Premier VIP High Yield ..........................    140,896,997    115,611,716
AXA Premier VIP International Equity ................     17,991,210      9,258,146
AXA Premier VIP Large Cap Core Equity ...............      7,245,691      3,458,955
AXA Premier VIP Large Cap Growth ....................     18,437,139      9,468,583
AXA Premier VIP Large Cap Value .....................     17,390,340     12,186,183
AXA Premier VIP Small/Mid Cap Growth ................     33,085,295     10,795,602
AXA Premier VIP Small/Mid Cap Value .................     24,180,147      9,031,466
AXA Premier VIP Technology ..........................     73,984,585     57,456,032
AXA Rosenberg VIT Value Long/Short Equity ...........        918,383        517,928
EQ/Alliance Common Stock ............................    325,172,665    558,654,276
EQ/Alliance Growth and Income .......................    186,582,366    225,544,293
EQ/Alliance Immediate Government Securities .........     81,261,203     98,996,519
EQ/Alliance International ...........................    135,652,461    168,884,969
EQ/Alliance Premier Growth ..........................     26,153,339     39,295,998
EQ/Alliance Quality Bond ............................     82,929,487    102,508,316
EQ/Alliance Small Cap Growth ........................    107,587,305    106,030,935
EQ/Bernstein Diversified Value ......................     76,778,051     54,104,208
EQ/Calvert Socially Responsible .....................      4,407,487      2,021,834
EQ/Capital Guardian International ...................     15,691,460      3,990,099
EQ/Capital Guardian Research ........................    108,535,762    110,414,311
EQ/Capital Guardian U.S. Equity .....................     52,770,286     27,656,883
EQ/Emerging Markets Equity ..........................     62,443,121     54,121,831
EQ/Equity 500 Index .................................    209,844,250    225,307,903
EQ/Evergreen Omega ..................................      9,348,699      3,117,398
EQ/FI MidCap ........................................     69,998,524     29,282,476
EQ/FI Small/Mid Cap Value ...........................     82,490,103     66,292,342
EQ/JP Morgan Core Bond ..............................     53,638,210     33,141,179
EQ/Janus Large Cap Growth ...........................     17,203,616     11,306,064
EQ/Lazard Small Cap Value ...........................     54,466,553     21,868,716
EQ/Marsico Focus ....................................    104,745,920     42,923,056
EQ/Mercury Basic Value Equity .......................     86,389,645     76,128,210
EQ/Mercury International Value ......................    102,649,681     99,150,511
EQ/MFS Emerging Growth Companies ....................     48,320,303     76,327,218
EQ/MFS Investors Trust ..............................      6,898,076      3,224,687
EQ/Money Market .....................................     82,920,277    137,248,224
EQ/Putnam Growth & Income Value .....................     12,535,813     16,094,871
EQ/Putnam Voyager ...................................      3,188,103      1,528,429
EQ/Small Company Index ..............................     38,932,929     14,209,081
EQ/Technology .......................................     72,308,399     71,163,609
U.S Real Estate .....................................      2,619,733        274,278

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually up to 0.25% to 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Management LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to a high of 1.50% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value; EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 2, 2003         Removed Portfolio        Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/International         EQ/Alliance
                     Equity Index Portfolio   International Portfolio
--------------------------------------------------------------------------------
Shares -- Class A          422,680                    400,175
Shares -- Class B          170,972                    164,209
Value -- Class A        $2,992,994               $  2,992,994
Value -- Class B        $1,210,652               $  1,210,652
Net Assets before       $4,203,646               $470,676,135
Net Assets after                --               $474,879,781
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 November 22, 2003    Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                      EQ/MFS Research      EQ/Capital Guardian
                      Portfolio            Research Portfolio
--------------------------------------------------------------------------------
Shares -- Class B        11,534,415               11,596,436
Value -- Class B       $101,425,209             $101,425,209
--------------------------------------------------------------------------------

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------
 November 22, 2003    Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
Net Assets before       $101,425,209                 $ 21,716,659
Net Assets after                                     $123,141,868
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                      EQ/Alliance Growth          AXA Moderate
                      Investors Portfolio         Allocation Portfolio
--------------------------------------------------------------------------------
Shares -- Class A        40,015,453                    43,086,116
Shares -- Class B         2,144,351                     2,317,626
Value -- Class A       $561,160,510                $  561,160,510
Value -- Class B       $ 29,974,946                $   29,974,946
Net Assets before      $591,135,456                $  875,859,713
Net Assets after                                   $1,466,995,169
--------------------------------------------------------------------------------
                      EQ/Alliance Global          EQ/Alliance International
                      Portfolio                   Portfolio
--------------------------------------------------------------------------------
Shares -- Class A        32,939,561                    52,552,174
Shares -- Class B         2,119,588                     3,396,377
Value -- Class A       $391,311,316                $  391,311,316
Value -- Class B       $ 24,938,608                $   24,938,608
Net Assets before      $416,249,924                $   15,715,850
Net Assets after                                   $  431,965,774
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 July 12, 2002       Removed Portfolio             Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/AXP New Dimensions         EQ/Capital Guardian U.S.
                     Portfolio                     Equity Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       1,635,108                       1,179,225
Value -- Class B      $ 9,459,915                    $  9,459,915
Net Assets before     $ 9,459,915                    $ 31,464,123
Net Assets after                                     $ 40,924,038
--------------------------------------------------------------------------------
                     EQ/AXP Strategy              EQ/Alliance Small
                     Aggressive Portfolio         Cap Growth Portfolio
--------------------------------------------------------------------------------
Shares -- Class A                                         491,412
Shares -- Class B       2,223,440                         195,761
Value -- Class A                                     $  4,756,193
Value -- Class B      $ 6,626,347                    $  1,870,154
Net Assets before     $ 6,626,347                    $258,064,902
Net Assets after                                     $264,691,249
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 April 26, 2002      Removed Portfolio            Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/T. Rowe Price             EQ/Mercury International
                     International Portfolio      Value Portfolio
--------------------------------------------------------------------------------
Shares -- Class B      11,217,342                      9,003,526
Value -- Class B     $ 95,272,872                   $ 95,272,872
Net Assets before    $ 95,272,872                   $  2,953,401
Net Assets after                                    $ 98,226,273
--------------------------------------------------------------------------------

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


5. Substitutions/Reorganizations (Concluded)

   Reorganizations

   The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

   The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                 Mortality and                     Financial
                                                 Expense Risks   Other Expenses   Accounting       Total
                                                --------------- ---------------- ------------ ---------------
Old Contracts
---------------------------------------------         0.58%           0.16%            --           0.74%
EQUIPLAN Contracts                                    0.58%           0.16%            --           0.74%
---------------------------------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................         0.65%           0.60%            0.24%        1.49%(1)
All Other Funds .............................         0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 200
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................         1.15%           0.25%            --           1.40%
All Other Funds(2) ..........................         1.09%           0.25%            --           1.34%
EQUI-VEST Series 300 and Series 400 Contracts
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
AXA Premier VIP Aggressive Equity
AXA Moderate Allocation .....................         1.10%           0.25%            --           1.35%
All Other Funds(2) ..........................         1.10%           0.24%            --           1.34%
Momentum Plus Contracts                               1.10%           0.25%            --           1.35%
----------------------------------------------
EQUI-VEST Series 500 Contracts                        1.20%           0.25%            --           1.45%
----------------------------------------------
EQUI-VEST Series 600 and 800 Contracts                0.95%           0.25%            --           1.20%
----------------------------------------------
EQUI-VEST Vantage Contracts
----------------------------------------------
0.90 All Funds ..............................         0.90%             --             --           0.90%
0.70 All Funds ..............................         0.70%             --             --           0.70%
0.50 All Funds ..............................         0.50%             --             --           0.50%
EQUI-VEST Express Series 700 Contracts                0.70%           0.25%            --           0.95%
----------------------------------------------

(1) For EQUI-VEST(R) Series 100, total expenses are currently 1.40%.

(2) During 2003 and 2002, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.


   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.


                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


6. Asset Charges (Concluded)

   For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contract the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from Equitable Life's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


                                            When charge
Charges                                     is deducted
------------------------------------ ------------------------
Charge for Trust expenses            Daily
Annual Administrative charge         Annual
Annual Policy fee                    Annual
Withdrawal Charge                    At time of transaction
Plan Loan charges                    At time of transaction
Annuity Payout option                At time of transaction
Charge for third-party transfer or   At time of transaction
exchange
Enhanced death benefit charge        Participation date
                                     anniversary



Charges                                                   Amount deducted                           How deducted
------------------------------------ --------------------------------------------------------- ----------------------
Charge for Trust expenses            Vary by portfolio                                         Unit value
Annual Administrative charge         $30 or during the first two contract years 2% of the      Unit liquidation from
                                     account value if less.                                    account value
Annual Policy fee                    Low - Depending on account value, lesser of $30           Unit liquidation from
                                     or .50% of account value plus the amount of any           account value
                                     active loan.
                                     High - Depending on account value, in Years 1 to          Unit liquidation from
                                     2 lesser of $30 or 2% of account value, thereafter        account value
                                     $ 30.
Withdrawal Charge                    6% of withdrawals or contributions made in the            Unit liquidation
                                     current and prior five participation years, whichever
                                     is less. Exceptions and limitations may eliminate or
                                     reduce the withdrawal charge.
Plan Loan charges                    $25 set-up fee and $6 quarterly recordkeeping fee         Unit liquidation
Annuity Payout option                $350 annuity administration fee                           Unit liquidation
Charge for third-party transfer or   $25                                                       Unit liquidation
exchange
Enhanced death benefit charge        0.15% of the account value                                Unit liquidation

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Aggressive Allocation
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $109.38            --                 --           --        9.38%
             Highest contract charge 1.45% Class B (q)         $109.12            --                 --           --        9.12%
             All contract charges                                   --             9         $    1,003         0.70%         --
AXA Conservative Allocation
---------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $102.37            --                 --           --        2.37%
             Highest contract charge 1.45% Class B (q)         $102.13            --                 --           --        2.13%
             All contract charges                                   --             8         $      940         5.61%         --
AXA Conservative-Plus Allocation
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $104.36            --                 --           --        4.36%
             Highest contract charge 1.45% Class B (q)         $104.11            --                 --           --        4.11%
             All contract charges                                   --             9         $      866         6.35%         --
AXA Moderate Allocation (h)(o)
------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $163.61            --                 --           --       18.35%
             Highest contract charge 1.45% Class A             $113.45            --                 --           --       17.69%
             All contract charges                                   --        25,117         $1,607,776         2.41%         --
      2002   Lowest contract charge 1.34% Class A              $ 42.91            --                 --           --      (13.31)%
             Highest contract charge 1.45% Class A             $ 96.40            --                 --           --      (13.78)%
             All contract charges                                   --        27,370         $1,493,481         1.47%         --
      2001   Lowest contract charge 1.34% Class A              $ 49.61            --                 --           --       (2.91)%
             Highest contract charge 1.45% Class A             $111.81            --                 --           --       (3.27)%
             All contract charges                                   --        22,042         $1,285,472         2.61%         --
      2000   Lowest contract charge 1.34% Class A              $ 51.10            --                 --           --       (2.46)%
             Highest contract charge 1.45% Class A             $115.59            --                 --           --       (2.75)%
             All contract charges                                   --        22,230         $1,275,254         3.14%         --
      1999   Lowest contract charge 1.34% Class A              $ 52.39            --                 --           --       16.24%
             Highest contract charge 1.45% Class A             $118.86            --                 --           --       16.09%
             All contract charges                                   --        24,478         $1,436,827         2.75%         --
AXA Moderate Allocation (h)(o)
------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 97.33            --                 --           --       18.55%
             Highest contract charge 1.20% Class B             $113.46            --                 --           --       17.71%
             All contract charges                                   --           750         $   82,998         2.41%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 82.10            --                 --           --      (12.38)%
             Highest contract charge 1.20% Class B             $ 96.39            --                 --           --      (13.78)%
             All contract charges                                   --           743         $   69,620         1.47%         --
      2001   Lowest contract charge 0.90% Class B (a)          $114.50            --                 --           --       (2.98)%
             Highest contract charge 1.20% Class B             $111.79            --                 --           --       (3.27)%
             All contract charges                                   --           445         $   48,578         2.61%         --
      2000   Lowest contract charge 0.90% Class B (a)          $118.02            --                 --           --       (2.46)%
             Highest contract charge 1.20% Class B             $115.59            --                 --           --       (2.75)%
             All contract charges                                   --           201         $   23,067         3.14%         --
      1999   Lowest contract charge 0.90% Class B (a)          $121.00            --                 --           --       21.00%
             Highest contract charge 1.20% Class B             $118.86            --                 --           --       16.09%
             All contract charges                                   --            78         $    9,389         2.75%         --
AXA Moderate-Plus Allocation
----------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $108.19            --                 --           --        8.19%
             Highest contract charge 1.45% Class B (q)         $107.93            --                 --           --        7.93%
             All contract charges                                   --            23         $    2,390         2.59%         --

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Premier VIP Aggressive Equity
---------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $ 86.37            --                 --           --       36.83%
             Highest contract charge 1.45% Class A             $ 63.87            --                 --           --       35.87%
             All contract charges                                   --        15,363         $1,094,790           --          --
      2002   Lowest contract charge 1.34% Class A              $ 47.48            --                 --           --      (29.27)%
             Highest contract charge 1.45% Class A             $ 47.01            --                 --           --      (29.72)%
             All contract charges                                   --        16,813         $  881,555         0.01%         --
      2001   Lowest contract charge 1.34% Class A              $ 67.13            --                 --           --      (25.98)%
             Highest contract charge 1.45% Class A             $ 66.89            --                 --           --      (26.08)%
             All contract charges                                   --        19,670         $1,468,650         0.48%         --
      2000   Lowest contract charge 1.34% Class A              $ 90.70            --                 --           --      (14.10)%
             Highest contract charge 1.45% Class A             $ 90.49            --                 --           --      (14.38)%
             All contract charges                                   --        22,456         $2,277,731         0.35%         --
      1999   Lowest contract charge 1.34% Class A              $105.59            --                 --           --       17.42%
             Highest contract charge 1.45% Class A             $105.69            --                 --           --       17.11%
             All contract charges                                   --        26,033         $3,081,933         0.30%         --
AXA Premier VIP Aggressive Equity
---------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 63.60            --                 --           --       36.83%
             Highest contract charge 1.20% Class B             $ 63.88            --                 --           --       35.88%
             All contract charges                                   --           187         $   11,762           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 46.48            --                 --           --      (28.23)%
             Highest contract charge 1.20% Class B             $ 47.01            --                 --           --      (29.73)%
             All contract charges                                   --           159         $    7,308         0.01%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 67.82            --                 --           --      (25.85)%
             Highest contract charge 1.20% Class B             $ 66.90            --                 --           --      (26.08)%
             All contract charges                                   --           168         $   11,422         0.48%         --
      2000   Lowest contract charge 0.90% Class B (a)          $ 91.46            --                 --           --       14.12%
             Highest contract charge 1.20% Class B             $ 90.50            --                 --           --      (14.38)%
             All contract charges                                   --           225         $   20,650         0.35%         --
      1999   Lowest contract charge 0.90% Class B (a)          $106.50            --                 --           --       17.12%
             Highest contract charge 1.20% Class B             $105.70            --                 --           --        6.50%
             All contract charges                                   --           147         $   15,660         0.30%         --
AXA Premier VIP Core Bond
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $111.11            --                 --           --        3.22%
             Highest contract charge 1.45% Class B (j)         $109.00            --                 --           --        2.24%
             All contract charges                                   --           504         $   55,167         3.30%         --
      2002   Lowest contract charge 0.50% Class B (j)          $107.64            --                 --           --        5.44%
             Highest contract charge 1.45% Class B (j)         $106.61            --                 --           --        4.47%
             All contract charges                                   --           416         $   44,423        (6.03)%        --
AXA Premier VIP Health Care
---------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $101.56            --                 --           --       27.49%
             Highest contract charge 1.45% Class B (j)         $ 99.63            --                 --           --       26.13%
             All contract charges                                   --           234         $   23,369         1.21%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 79.66            --                 --           --      (19.49)%
             Highest contract charge 1.45% Class B (j)         $ 78.99            --                 --           --      (20.23)%
             All contract charges                                   --           129         $   10,225           --          --


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                     Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Premier VIP High Yield
--------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $130.87            --                 --           --       21.77%
             Highest contract charge 1.45% Class A             $ 88.34            --                 --           --       21.09%
             All contract charges                                   --           837           $125,598         5.83%         --
      2002   Lowest contract charge 1.34% Class A              $123.58            --                 --           --       (4.00)%
             Highest contract charge 1.45% Class A             $ 72.96            --                 --           --       (4.12)%
             All contract charges                                   --           764           $ 94,701         9.00%         --
      2001   Lowest contract charge 1.34% Class A              $128.74            --                 --           --       (0.41)%
             Highest contract charge 1.45% Class A             $ 76.09            --                 --           --       (0.52)%
             All contract charges                                   --           854           $110,339         9.64%         --
      2000   Lowest contract charge 1.34% Class A              $129.28            --                 --           --       (9.86)%
             Highest contract charge 1.45% Class A             $ 76.49            --                 --           --       (9.97)%
             All contract charges                                   --           899           $116,741         9.92%         --
      1999   Lowest contract charge 1.34% Class A              $143.43            --                 --           --       (4.64)%
             Highest contract charge 1.45% Class A             $ 84.96            --                 --           --       (4.75)%
             All contract charges                                   --         1,115           $160,655        10.52%         --
AXA Premier VIP High Yield
--------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $111.01            --                 --           --       21.94%
             Highest contract charge 1.20% Class B             $ 88.34            --                 --           --       21.08%
             All contract charges                                   --           243           $ 23,248         5.83%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 91.03            --                 --           --       (4.81)%
             Highest contract charge 1.20% Class B             $ 72.96            --                 --           --       (4.11)%
             All contract charges                                   --           136           $ 10,780         9.00%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 77.17            --                 --           --       (0.22)%
             Highest contract charge 1.20% Class B             $ 76.09            --                 --           --       (0.52)%
             All contract charges                                   --           101           $  8,364         9.64%         --
      2000   Lowest contract charge 0.90% Class B (a)          $ 77.34            --                 --           --       (9.71)%
             Highest contract charge 1.20% Class B             $ 76.49            --                 --           --       (9.98)%
             All contract charges                                   --            56           $  4,647         9.92%         --
      1999   Lowest contract charge 0.90% Class B (a)          $ 85.66            --                 --           --      (14.34)%
             Highest contract charge 1.20% Class B             $ 84.97            --                 --           --      (14.74)%
             All contract charges                                   --            14           $  1,250        10.52%         --
AXA Premier VIP International Equity
------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $105.24            --                 --           --       33.65%
             Highest contract charge 1.45% Class B (j)         $103.24            --                 --           --       32.39%
             All contract charges                                   --           225           $ 23,340         0.68%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 78.74            --                 --           --      (18.61)%
             Highest contract charge 1.45% Class B (j)         $ 77.98            --                 --           --      (19.36)%
             All contract charges                                   --           125           $  9,802           --          --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 98.27            --                 --           --       27.49%
             Highest contract charge 1.45% Class B (j)         $ 96.40            --                 --           --       26.28%
             All contract charges                                   --           168           $ 16,352         0.16%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 77.08            --                 --           --      (22.63)%
             Highest contract charge 1.45% Class B (j)         $ 76.34            --                 --           --      (23.35)%
             All contract charges                                   --           124           $  9,465         0.36%         --
AXA Premier VIP Large Cap Growth
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 88.96            --                 --           --       29.97%
             Highest contract charge 1.45% Class B (j)         $ 87.27            --                 --           --       28.74%
             All contract charges                                   --           320           $ 28,129           --          --

                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Premier VIP Large Cap Growth
--------------------------------
      2002   Lowest contract charge 0.50% Class B (j)          $ 68.45            --                 --           --      (30.05)%
             Highest contract charge 1.45% Class B (j)         $ 67.79            --                 --           --      (30.70)%
             All contract charges                                   --           204          $   13,852          --          --
AXA Premier VIP Large Cap Value
-------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $104.03            --                 --           --       30.43%
             Highest contract charge 1.45% Class B (j)         $102.05            --                 --           --       29.18%
             All contract charges                                   --           235          $   24,068        2.33%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 79.76            --                 --           --      (18.88)%
             Highest contract charge 1.45% Class B (j)         $ 79.00            --                 --           --      (19.62)%
             All contract charges                                   --           182          $   14,348        0.70%         --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 87.24            --                 --           --       39.52%
             Highest contract charge 1.45% Class B (j)         $ 85.59            --                 --           --       38.20%
             All contract charges                                   --           592          $   50,875        1.85%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.53            --                 --           --      (36.57)%
             Highest contract charge 1.45% Class B (j)         $ 61.93            --                 --           --      (37.15)%
             All contract charges                                   --           300          $   18,611          --          --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $103.99            --                 --           --       39.90%
             Highest contract charge 1.45% Class B (j)         $102.01            --                 --           --       38.56%
             All contract charges                                   --           456          $   46,680        0.76%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 74.33            --                 --           --      (23.60)%
             Highest contract charge 1.45% Class B (j)         $ 73.62            --                 --           --      (24.31)%
             All contract charges                                   --           285          $   21,008          --          --
AXA Premier VIP Technology
--------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 89.59            --                 --           --       56.84%
             Highest contract charge 1.45% Class B (j)         $ 87.89            --                 --           --       55.36%
             All contract charges                                   --           268          $   23,642        4.48%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 57.12            --                 --           --      (43.99)%
             Highest contract charge 1.45% Class B (j)         $ 56.57            --                 --           --      (44.51)%
             All contract charges                                   --            66          $    3,753          --          --
AXA Rosenberg VIT Value Long/Short Equity
-----------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $ 99.67            --                 --           --       (0.33)%
             Highest contract charge 1.45% Class B (q)         $ 99.43            --                 --           --       (0.57)%
             All contract charges                                   --             4          $      395          --          --
EQ/Alliance Common Stock
------------------------
             Unit Value 0.74% to 1.49%*
      2003   Lowest contract charge 0.74% Class A              $382.75            --                 --           --       49.21%
             Highest contract charge 1.49% Class A             $292.96            --                 --           --       48.08%
             All contract charges                                   --        16,027         $ 4,423,904        1.77%         --
      2002   Lowest contract charge 0.74% Class A              $256.52            --                 --           --      (33.51)%
             Highest contract charge 1.49% Class A             $197.84            --                 --           --      (34.01)%
             All contract charges                                   --        17,309         $3,226,657         0.05%         --
      2001   Lowest contract charge 0.74% Class A              $385.79            --                 --           --      (10.95)%
             Highest contract charge 1.49% Class A             $299.82            --                 --           --      (11.63)%
             All contract charges                                   --        21,028         $5,921,994         2.35%         --
      2000   Lowest contract charge 0.74% Class A              $433.23            --                 --           --      (14.48)%
             Highest contract charge 1.49% Class A             $339.28            --                 --           --      (15.12)%
             All contract charges                                   --        23,518         $7,485,320         0.61%         --

                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance Common Stock
------------------------
      1999   Lowest contract charge 0.74% Class A              $506.59            --                 --           --       24.41%
             Highest contract charge 1.49% Class A             $399.74            --                 --           --       23.47%
             All contract charges                                   --        25,132         $9,427,745         0.59%         --
EQ/Alliance Common Stock
------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 78.66            --                 --           --       48.80%
             Highest contract charge 1.20% Class B             $ 92.29            --                 --           --       47.76%
             All contract charges                                   --         1,502         $  134,406         1.77%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 52.86            --                 --           --      (31.23)%
             Highest contract charge 1.20% Class B             $ 62.46            --                 --           --      (34.13)%
             All contract charges                                   --         1,321         $   79,564         0.05%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 97.85            --                 --           --      (11.53)%
             Highest contract charge 1.20% Class B             $ 94.83            --                 --           --      (11.82)%
             All contract charges                                   --         1,385         $  127,068         2.35%         --
      2000   Lowest contract charge 0.90% Class B (a)          $110.60            --                 --           --      (15.01)%
             Highest contract charge 1.20% Class B             $107.54            --                 --           --      (15.27)%
             All contract charges                                   --         1,222         $  128,180         0.35%         --
      1999   Lowest contract charge 0.90% Class B (a)          $130.14            --                 --           --       30.14%
             Highest contract charge 1.20% Class B             $126.92            --                 --           --       11.02%
             All contract charges                                   --           363         $   46,426         0.30%         --
EQ/Alliance Growth and Income
-----------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $219.38            --                 --           --       29.57%
             Highest contract charge 1.45% Class A             $125.78            --                 --           --       28.86%
             All contract charges                                   --         3,487         $  916,213         1.33%         --
      2002   Lowest contract charge 1.34% Class A              $204.07            --                 --           --      (22.12)%
             Highest contract charge 1.45% Class A             $ 97.61            --                 --           --      (22.21)%
             All contract charges                                   --         3,693         $  752,928         1.32%         --
      2001   Lowest contract charge 1.34% Class A              $262.05            --                 --           --       (2.62)%
             Highest contract charge 1.45% Class A             $125.48            --                 --           --       (2.73)%
             All contract charges                                   --         4,068         $1,065,247         0.99%         --
      2000   Lowest contract charge 1.34% Class A              $269.09            --                 --           --        7.50%
             Highest contract charge 1.45% Class A             $129.00            --                 --           --        7.38%
             All contract charges                                   --         3,657         $  983,264         0.91%         --
      1999   Lowest contract charge 1.34% Class A              $250.31            --                 --           --       17.07%
             Highest contract charge 1.45% Class A             $120.13            --                 --           --       16.94%
             All contract charges                                   --         3,430         $  857,933         0.27%         --
EQ/Alliance Growth and Income
-----------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 97.86            --                 --           --       29.77%
             Highest contract charge 1.20% Class B             $125.79            --                 --           --       28.86%
             All contract charges                                   --           964         $  116,498         1.33%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 75.41            --                 --           --      (20.14)%
             Highest contract charge 1.20% Class B             $ 97.62            --                 --           --      (22.21)%
             All contract charges                                   --           923         $   86,144         1.32%         --
      2001   Lowest contract charge 0.90% Class B (a)          $128.51            --                 --           --       (2.43)%
             Highest contract charge 1.20% Class B             $125.48            --                 --           --       (2.74)%
             All contract charges                                   --           831         $   99,357         0.99%         --
      2000   Lowest contract charge 0.90% Class B (a)          $131.71            --                 --           --        7.70%
             Highest contract charge 1.20% Class B             $129.01            --                 --           --        7.38%
             All contract charges                                   --           423         $   52,120         0.91%         --
      1999   Lowest contract charge 0.90% Class B (a)          $122.29            --                 --           --       22.29%
             Highest contract charge 1.20% Class B             $120.14            --                 --           --       16.95%
             All contract charges                                   --            65         $    7,611         0.27%         --

                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
             Unit Value 0.74% to 1.45%*
      2003   Lowest contract charge 0.74% Class A              $ 75.89            --                 --           --        1.95%
             Highest contract charge 1.45% Class A             $126.58            --                 --           --        0.91%
             All contract charges                                   --           892           $135,637         3.69%         --
      2002   Lowest contract charge 0.74% Class A              $ 74.44            --                 --           --        8.41%
             Highest contract charge 1.45% Class A             $125.44            --                 --           --        7.28%
             All contract charges                                   --         1,033           $155,586         5.39%         --
      2001   Lowest contract charge 0.74% Class A              $ 68.67            --                 --           --        7.73%
             Highest contract charge 1.45% Class A             $116.92            --                 --           --        6.58%
             All contract charges                                   --           680           $ 94,476         4.91%         --
      2000   Lowest contract charge 0.74% Class A              $ 63.74            --                 --           --        8.72%
             Highest contract charge 1.45% Class A             $109.70            --                 --           --        7.59%
             All contract charges                                   --           395           $ 50,169         5.64%         --
      1999   Lowest contract charge 0.74% Class A              $ 58.63            --                 --           --       (0.31)%
             Highest contract charge 1.45% Class A             $101.96            --                 --           --       (1.32)%
             All contract charges                                   --           480           $ 56,849         5.15%         --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $122.19            --                 --           --        1.63%
             Highest contract charge 1.20% Class B             $126.60            --                 --           --        0.91%
             All contract charges                                   --           331           $ 41,782         3.69%         --
      2002   Lowest contract charge 0.50% Class B (j)          $120.24            --                 --           --        7.02%
             Highest contract charge 1.20% Class B             $125.45            --                 --           --        7.29%
             All contract charges                                   --           339           $ 42,385         5.39%         --
      2001   Lowest contract charge 0.90% Class B (a)          $118.06            --                 --           --        6.91%
             Highest contract charge 1.20% Class B             $116.93            --                 --           --        6.58%
             All contract charges                                   --           180           $ 20,964         4.91%         --
      2000   Lowest contract charge 0.90% Class B (a)          $110.43            --                 --           --        7.92%
             Highest contract charge 1.20% Class B             $109.71            --                 --           --        7.59%
             All contract charges                                   --            29           $  3,169         5.64%         --
      1999   Lowest contract charge 0.90% Class B (a)          $102.33            --                 --           --        2.33%
             Highest contract charge 1.20% Class B             $101.97            --                 --           --       (1.31)%
             All contract charges                                   --             7           $    710         5.15%         --
EQ/Alliance International (n)(p)
--------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $109.44            --                 --           --       34.22%
             Highest contract charge 1.45% Class A             $ 86.29            --                 --           --       33.47%
             All contract charges                                   --         5,029           $552,311         1.99%         --
      2002   Lowest contract charge 1.34% Class A              $ 82.20            --                 --           --      (11.11)%
             Highest contract charge 1.45% Class A             $ 64.65            --                 --           --      (11.21)%
             All contract charges                                   --         5,501           $452,054           --          --
      2001   Lowest contract charge 1.34% Class A              $ 92.98            --                 --           --      (23.91)%
             Highest contract charge 1.45% Class A             $ 72.82            --                 --           --      (24.00)%
             All contract charges                                   --         1,045           $ 96,619         1.61%         --
      2000   Lowest contract charge 1.34% Class A              $121.54            --                 --           --      (24.06)%
             Highest contract charge 1.45% Class A             $ 95.81            --                 --           --      (24.13)%
             All contract charges                                   --         1,140           $138,523         0.46%         --
      1999   Lowest contract charge 1.34% Class A              $160.04            --                 --           --       35.94%
             Highest contract charge 1.45% Class A             $126.29            --                 --           --       35.80%
             All contract charges                                   --         1,052           $168,324           --          --

                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance International (n)(p)
--------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 84.67            --                 --           --       34.51%
             Highest contract charge 1.20% Class B             $ 86.19            --                 --           --       33.56%
             All contract charges                                   --           523           $ 45,436         1.99%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.95            --                 --           --       (9.35)%
             Highest contract charge 1.20% Class B             $ 64.53            --                 --           --      (11.19)%
             All contract charges                                   --           469           $ 30,424           --          --
      2001   Lowest contract charge 0.90% Class B (a)          $ 76.02            --                 --           --      (24.00)%
             Highest contract charge 1.20% Class B             $ 72.66            --                 --           --      (24.23)%
             All contract charges                                   --            94            $ 6,863         1.61%         --
      2000   Lowest contract charge 0.90% Class B (a)          $100.03            --                 --           --      (23.84)%
             Highest contract charge 1.20% Class B             $ 95.90            --                 --           --      (24.07)%
             All contract charges                                   --            73            $ 7,035         0.46%         --
      1999   Lowest contract charge 0.90% Class B (a)          $131.34            --                 --           --       31.34%
             Highest contract charge 1.20% Class B             $126.30            --                 --           --       35.81%
             All contract charges                                   --             8            $ 1,031           --          --
EQ/Alliance Premier Growth
--------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 54.21            --                 --           --       22.58%
             Highest contract charge 1.45% Class B (b)         $ 57.74            --                 --           --       21.41%
             All contract charges                                   --         2,878           $167,285           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 44.22            --                 --           --      (29.15)%
             Highest contract charge 1.45% Class B (b)         $ 47.56            --                 --           --      (32.15)%
             All contract charges                                   --         3,095           $148,022           --          --
      2001   Lowest contract charge 0.90% Class B (b)          $ 71.03            --                 --           --      (24.65)%
             Highest contract charge 1.45% Class B (b)         $ 70.10            --                 --           --      (25.07)%
             All contract charges                                   --         3,603           $253,526         0.01%         --
      2000   Lowest contract charge 0.90% Class B (b)          $ 94.27            --                 --           --      (19.12)%
             Highest contract charge 1.45% Class B (b)         $ 93.56            --                 --           --      (19.57)%
             All contract charges                                   --         3,260           $305,650         0.82%         --
      1999   Lowest contract charge 0.90% Class B (b)          $116.55            --                 --           --       16.55%
             Highest contract charge 1.45% Class B (b)         $116.32            --                 --           --       16.32%
             All contract charges                                   --           964           $112,177         0.80%         --
EQ/Alliance Quality Bond
------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $157.69            --                 --           --        2.87%
             Highest contract charge 1.45% Class A             $127.69            --                 --           --        2.29%
             All contract charges                                   --           889           $143,533         2.80%         --
      2002   Lowest contract charge 1.34% Class A              $157.39            --                 --           --        6.49%
             Highest contract charge 1.45% Class A             $124.83            --                 --           --        6.38%
             All contract charges                                   --         1,015           $160,021         4.01%         --
      2001   Lowest contract charge 1.34% Class A              $147.79            --                 --           --        6.83%
             Highest contract charge 1.45% Class A             $117.34            --                 --           --        6.72%
             All contract charges                                   --           960           $142,202         6.63%         --
      2000   Lowest contract charge 1.34% Class A              $138.33            --                 --           --        9.99%
             Highest contract charge 1.45% Class A             $109.96            --                 --           --        9.87%
             All contract charges                                   --           618           $ 85,769         6.24%         --
      1999   Lowest contract charge 1.34% Class A              $125.76            --                 --           --       (3.31)%
             Highest contract charge 1.45% Class A             $100.08            --                 --           --       (3.42)%
             All contract charges                                   --           678           $ 85,548         5.27%         --

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance Quality Bond
------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)         $124.04            --                 --           --        3.02%
             Highest contract charge 1.20% Class B            $127.77            --                 --           --        2.30%
             All contract charges                                  --           274           $ 34,954         2.80%         --
      2002   Lowest contract charge 0.50% Class B (j)         $120.40            --                 --           --        5.93%
             Highest contract charge 1.20% Class B            $124.90            --                 --           --        6.37%
             All contract charges                                  --           292           $ 36,469         4.01%         --
      2001   Lowest contract charge 0.90% Class B (a)         $118.44            --                 --           --        7.04%
             Highest contract charge 1.20% Class B            $117.42            --                 --           --        6.72%
             All contract charges                                  --           226           $ 26,498         6.63%         --
      2000   Lowest contract charge 0.90% Class B (a)         $110.65            --                 --           --       10.29%
             Highest contract charge 1.20% Class B            $110.03            --                 --           --        9.95%
             All contract charges                                  --            55           $  6,037         6.24%         --
      1999   Lowest contract charge 0.90% Class B (a)         $110.53            --                 --           --       (3.43)%
             Highest contract charge 1.20% Class B            $100.07            --                 --           --        0.33%
             All contract charges                                  --            10           $    998         5.27%         --
EQ/Alliance Small Cap Growth (l)
--------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)         $143.04            --                 --           --       40.02%
             Highest contract charge 1.45% Class A            $101.24            --                 --           --       39.23%
             All contract charges                                  --         2,070           $287,364           --          --
      2002   Lowest contract charge 1.34% Class A             $ 99.61            --                 --           --      (31.02)%
             Highest contract charge 1.45% Class A            $ 72.71            --                 --           --      (31.09)%
             All contract charges                                  --         2,062           $205,395           --          --
      2001   Lowest contract charge 1.34% Class A             $144.40            --                 --           --      (14.20)%
             Highest contract charge 1.45% Class A            $105.52            --                 --           --      (14.29)%
             All contract charges                                  --         2,094           $302,370         1.04%         --
      2000   Lowest contract charge 1.34% Class A             $168.29            --                 --           --       12.46%
             Highest contract charge 1.45% Class A            $123.11            --                 --           --       12.34%
             All contract charges                                  --         1,996           $335,817           --          --
      1999   Lowest contract charge 1.34% Class A             $149.64            --                 --           --       26.20%
             Highest contract charge 1.45% Class A            $109.59            --                 --           --       26.07%
             All contract charges                                  --         1,048           $156,783           --          --
EQ/Alliance Small Cap Growth (l)
--------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)         $ 73.69            --                 --           --       40.24%
             Highest contract charge 1.20% Class B            $101.26            --                 --           --       39.24%
             All contract charges                                  --           398           $ 43,568           --          --
      2002   Lowest contract charge 0.50% Class B (j)         $ 52.55            --                 --           --      (29.03)%
             Highest contract charge 1.20% Class B            $ 72.72            --                 --           --      (31.08)%
             All contract charges                                  --           358           $ 28,243           --          --
      2001   Lowest contract charge 0.90% Class B (a)         $106.88            --                 --           --      (14.02)%
             Highest contract charge 1.20% Class B            $105.51            --                 --           --      (14.29)%
             All contract charges                                  --           297           $ 34,050         1.04%         --
      2000   Lowest contract charge 0.90% Class B (a)         $124.31            --                 --           --       12.63%
             Highest contract charge 1.20% Class B            $123.09            --                 --           --       12.29%
             All contract charges                                  --           173           $ 22,830           --          --
      1999   Lowest contract charge 0.90% Class B (a)         $110.37            --                 --           --       10.37%
             Highest contract charge 1.20% Class B            $109.62            --                 --           --       26.09%
             All contract charges                                  --             8           $    902           --          --

                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Bernstein Diversified Value (j)
----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $114.24            --                 --           --       28.10%
             Highest contract charge 1.45% Class B (e)         $108.74            --                 --           --       26.88%
             All contract charges                                   --         2,551           $261,872         1.40%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 89.18            --                 --           --      (13.16)%
             Highest contract charge 1.45% Class B (e)         $ 85.70            --                 --           --      (14.89)%
             All contract charges                                   --         2,309           $186,392         1.38%         --
      2001   Lowest contract charge 0.90% Class B (e)          $ 95.39            --                 --           --       (2.09)%
             Highest contract charge 1.45% Class B (e)         $100.70            --                 --           --       (2.43)%
             All contract charges                                   --         1,681           $158,997         1.37%         --
      2000   Lowest contract charge 1.34% Class B (b)          $ 95.93            --                 --           --       (4.07)%
             Highest contract charge 1.35% Class B (b)         $ 95.93            --                 --           --       (4.07)%
             All contract charges                                   --            --                 --         1.39%         --
EQ/Calvert Socially Responsible
-------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 72.85            --                 --           --       27.31%
             Highest contract charge 1.45% Class B (j)         $102.46            --                 --           --       26.09%
             All contract charges                                   --            96            $ 7,714           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 57.22            --                 --           --      (27.00)%
             Highest contract charge 1.45% Class B (j)         $ 81.26            --                 --           --      (27.52)%
             All contract charges                                   --            61            $ 3,909           --          --
      2001   Lowest contract charge 0.90% Class B (b)          $ 87.65            --                 --           --      (15.47)%
             Highest contract charge 1.35% Class B (b)         $ 86.71            --                 --           --      (15.85)%
             All contract charges                                   --            33            $ 2,862         2.86%         --
      2000   Lowest contract charge 0.90% Class B (b)          $103.69            --                 --           --       (3.78)%
             Highest contract charge 1.35% Class B (b)         $103.04            --                 --           --       (4.21)%
             All contract charges                                   --            15            $ 1,546         6.60%         --
      1999   Lowest contract charge 0.90% Class B (b)          $107.76            --                 --           --        7.76%
             Highest contract charge 1.35% Class B (b)         $107.57            --                 --           --        7.57%
             All contract charges                                   --             4            $   430         1.61%         --
EQ/Capital Guardian International
---------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 81.36            --                 --           --       31.97%
             Highest contract charge 1.45% Class B (j)         $109.47            --                 --           --       30.70%
             All contract charges                                   --           230            $20,780         1.64%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 61.65            --                 --           --      (14.59)%
             Highest contract charge 1.45% Class B (j)         $ 83.76            --                 --           --      (16.28)%
             All contract charges                                   --            82            $ 5,617         2.20%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 81.56            --                 --           --      (21.63)%
             Highest contract charge 1.35% Class B (b)         $ 80.69            --                 --           --      (21.96)%
             All contract charges                                   --             2            $   162         1.93%         --
      2000   Lowest contract charge 0.90% Class B (b)          $104.07            --                 --           --      (19.80)%
             Highest contract charge 1.35% Class B (b)         $103.40            --                 --           --      (20.19)%
             All contract charges                                   --            --                 --         0.43%         --
      1999   Lowest contract charge 0.90% Class B (b)          $129.76            --                 --           --       29.76%
             Highest contract charge 1.35% Class B (b)         $129.55            --                 --           --       29.55%
             All contract charges                                   --            --                 --           --          --
EQ/Capital Guardian Research (m)
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 96.60            --                 --           --       30.84%
             Highest contract charge 1.45% Class B (b)         $103.50            --                 --           --       29.58%
             All contract charges                                   --         1,433           $149,248         0.43%         --

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Capital Guardian Research (m)
--------------------------------
      2002   Lowest contract charge 0.50% Class B (j)          $ 73.83            --                 --           --      (22.82)%
             Highest contract charge 1.45% Class B (b)         $ 79.87            --                 --           --      (25.76)%
             All contract charges                                   --         1,445           $115,919         0.50%         --
      2001   Lowest contract charge 0.90% Class B (b)          $109.00            --                 --           --       (2.90)%
             Highest contract charge 1.45% Class B (b)         $107.58            --                 --           --       (3.45)%
             All contract charges                                   --           137           $ 14,798         0.27%         --
      2000   Lowest contract charge 0.90% Class B (b)          $112.26            --                 --           --        4.96%
             Highest contract charge 1.45% Class B (b)         $111.42            --                 --           --        4.38%
             All contract charges                                   --            59           $  6,589         2.11%         --
      1999   Lowest contract charge 0.90% Class B (b)          $106.96            --                 --           --        6.96%
             Highest contract charge 1.45% Class B (b)         $106.74            --                 --           --        6.74%
             All contract charges                                   --             9           $    961         0.50%         --
EQ/Capital Guardian U.S. Equity (k)
-----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $101.08            --                 --           --       35.72%
             Highest contract charge 1.45% Class B (b)         $101.27            --                 --           --       34.42%
             All contract charges                                   --           761           $ 77,522         0.35%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 74.48            --                 --           --      (22.46)%
             Highest contract charge 1.45% Class B (b)         $ 75.34            --                 --           --      (24.78)%
             All contract charges                                   --           473           $ 35,863         0.59%         --
      2001   Lowest contract charge 0.90% Class B (b)          $101.25            --                 --           --       (3.12)%
             Highest contract charge 1.45% Class B (b)         $100.16            --                 --           --       (3.43)%
             All contract charges                                   --           127           $ 12,769         0.41%         --
      2000   Lowest contract charge 0.90% Class B (b)          $104.51            --                 --           --        2.65%
             Highest contract charge 1.45% Class B (b)         $103.72            --                 --           --        4.49%
             All contract charges                                   --            48           $  4,990         2.41%         --
      1999   Lowest contract charge 0.90% Class B (b)          $101.81            --                 --           --        1.79%
             Highest contract charge 1.45% Class B (b)         $101.60            --                 --           --        6.78%
             All contract charges                                   --            14           $  1,423         1.27%         --
EQ/Emerging Markets Equity
--------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $109.56            --                 --           --       55.14%
             Highest contract charge 1.45% Class B             $123.57            --                 --           --       53.67%
             All contract charges                                   --         1,107           $101,661         0.84%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 70.62            --                 --           --       (8.45)%
             Highest contract charge 1.45% Class B             $ 80.41            --                 --           --       (7.27)%
             All contract charges                                   --         1,023           $ 60,620           --          --
      2001   Lowest contract charge 0.90% Class B (a)          $111.05            --                 --           --       (6.01)%
             Highest contract charge 1.45% Class B             $ 86.72            --                 --           --       (6.53)%
             All contract charges                                   --           966           $ 61,468           --          --
      2000   Lowest contract charge 0.90% Class B (a)          $118.14            --                 --           --      (40.58)%
             Highest contract charge 1.45% Class B             $ 92.78            --                 --           --      (40.92)%
             All contract charges                                   --         1,033           $ 69,976         7.62%         --
      1999   Lowest contract charge 0.90% Class B (a)          $198.84            --                 --           --       93.98%
             Highest contract charge 1.45% Class B             $157.03            --                 --           --      (92.91)%
             All contract charges                                   --           615           $ 68,983         1.78%         --
EQ/Equity 500 Index (g)
-----------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $173.95            --                 --           --       26.99%
             Highest contract charge 1.45% Class A             $ 92.10            --                 --           --       26.29%
             All contract charges                                   --         3,812           $921,012         1.53%         --
      2002   Lowest contract charge 1.34% Class A              $191.65            --                 --           --      (23.23)%
             Highest contract charge 1.45% Class A             $ 72.93            --                 --           --      (23.32)%
             All contract charges                                   --         3,939           $753,523         1.07%         --

                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                               Units          Units          Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)  (000's)    Income Ratio**  Return
                                                             ----------  ------------------- --------   ---------------  --------
EQ/Equity 500 Index (g)
-----------------------
      2001   Lowest contract charge 1.34% Class A              $249.66            --                 --           --      (13.13)%
             Highest contract charge 1.45% Class A             $ 95.12            --                 --           --      (13.23)%
             All contract charges                                   --         4,448         $1,108,749         1.00%         --
      2000   Lowest contract charge 1.34% Class A              $287.40            --                 --           --      (10.78)%
             Highest contract charge 1.45% Class A             $109.62            --                 --           --      (10.89)%
             All contract charges                                   --         4,779         $1,371,123         0.66%         --
      1999   Lowest contract charge 1.34% Class A              $322.15            --                 --           --       18.76%
             Highest contract charge 1.45% Class A             $123.01            --                 --           --       18.64%
             All contract charges                                   --         5,074         $1,631,943         1.05%         --
EQ/Equity 500 Index (g)
-----------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 79.19            --                 --           --       27.18%
             Highest contract charge 1.20% Class B             $ 92.12            --                 --           --       26.30%
             All contract charges                                   --           740         $   66,130         1.53%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.27            --                 --           --      (22.13)%
             Highest contract charge 1.20% Class B             $ 72.94            --                 --           --      (23.32)%
             All contract charges                                   --           641         $   45,105         1.07%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 97.75            --                 --           --      (12.96)%
             Highest contract charge 1.20% Class B             $ 95.13            --                 --           --      (13.23)%
             All contract charges                                   --           513         $   47,067         1.00%         --
      2000   Lowest contract charge 0.90% Class B (a)          $112.30            --                 --           --      (10.62)%
             Highest contract charge 1.20% Class B             $109.63            --                 --           --      (10.88)%
             All contract charges                                   --           391         $   41,860         0.66%         --
      1999   Lowest contract charge 0.90% Class B (a)          $125.64            --                 --           --       25.64%
             Highest contract charge 1.20% Class B             $123.02            --                 --           --       18.64%
             All contract charges                                   --           112         $   13,766         1.05%         --
EQ/Evergreen Omega
------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 77.91            --                 --           --       37.51%
             Highest contract charge 1.45% Class B (b)         $ 77.31            --                 --           --       36.21%
             All contract charges                                   --           168         $   12,964           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 56.66            --                 --           --      (22.68)%
             Highest contract charge 1.45% Class B (b)         $ 56.76            --                 --           --      (25.12)%
             All contract charges                                   --            79         $    4,434           --          --
      2001   Lowest contract charge 0.90% Class B (b)          $ 76.82            --                 --           --      (17.75)%
             Highest contract charge 1.45% Class B (b)         $ 75.81            --                 --           --      (18.77)%
             All contract charges                                   --            47         $    3,577         0.01%         --
      2000   Lowest contract charge 0.90% Class B (b)          $ 93.40            --                 --           --      (12.51)%
             Highest contract charge 1.45% Class B (b)         $ 93.33            --                 --           --      (12.39)%
             All contract charges                                   --            22         $    2,043         0.36%         --
      1999   Lowest contract charge 0.90% Class B (b)          $106.75            --                 --           --        6.75%
             Highest contract charge 1.45% Class B (b)         $106.53            --                 --           --        6.53%
             All contract charges                                   --             5         $      533         1.29%         --
EQ/FI Mid Cap
-------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $102.49            --                 --           --       42.89%
             Highest contract charge 1.45% Class B (e)         $ 96.98            --                 --           --       41.52%
             All contract charges                                   --         1,577         $  153,931           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 71.73            --                 --           --      (15.36)%
             Highest contract charge 1.45% Class B (e)         $ 68.53            --                 --           --      (19.65)%
             All contract charges                                   --         1,061         $   73,034         0.02%         --
      2001   Lowest contract charge 0.90% Class B (e)          $ 85.92            --                 --           --      (14.19)%
             Highest contract charge 1.45% Class B (e)         $ 85.28            --                 --           --      (14.68)%
             All contract charges                                   --           619         $   52,918         0.23%         --

                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/FI Mid Cap
-------------
      2000   Lowest contract charge 0.90% Class B (e)          $100.13            --                 --           --        0.13%
             Highest contract charge 1.45% Class B (e)         $ 99.95            --                 --           --       (0.05)%
             All contract charges                                   --           103           $ 10,299         0.41%         --
EQ/FI Small/Mid Cap Value
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $126.30            --                 --           --       32.60%
             Highest contract charge 1.45% Class B             $ 97.37            --                 --           --       31.33%
             All contract charges                                   --         2,510           $303,154         0.40%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 95.25            --                 --           --      (13.55)%
             Highest contract charge 1.45% Class B             $ 74.14            --                 --           --      (15.94)%
             All contract charges                                   --         2,329           $214,099         0.57%         --
      2001   Lowest contract charge 0.90% Class B (a)          $111.62            --                 --           --        3.06%
             Highest contract charge 1.45% Class B             $ 88.20            --                 --           --        2.49%
             All contract charges                                   --         1,511           $166,025         0.75%         --
      2000   Lowest contract charge 0.90% Class B (a)          $108.31            --                 --           --        4.20%
             Highest contract charge 1.45% Class B             $ 86.06            --                 --           --        3.62%
             All contract charges                                   --           675           $ 73,141         0.95%         --
      1999   Lowest contract charge 0.90% Class B (a)          $103.94            --                 --           --        3.94%
             Highest contract charge 1.45% Class B             $ 83.05            --                 --           --        0.33%
             All contract charges                                   --           737           $ 77,391         0.17%         --
EQ/J.P. Morgan Core Bond
------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $111.09            --                 --           --        2.85%
             Highest contract charge 1.45% Class B (j)         $108.90            --                 --           --        1.87%
             All contract charges                                   --           468           $ 51,312         3.72%         --
      2002   Lowest contract charge 0.50% Class B (j)          $108.01            --                 --           --        7.52%
             Highest contract charge 1.45% Class B (j)         $106.90            --                 --           --        6.52%
             All contract charges                                   --           291           $ 31,127        10.10%         --
EQ/Janus Large Cap Growth
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 59.71            --                 --           --       25.22%
             Highest contract charge 1.45% Class B (e)         $ 54.27            --                 --           --       24.03%
             All contract charges                                   --         1,000           $ 54,626           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 47.68            --                 --           --      (30.06)%
             Highest contract charge 1.45% Class B (e)         $ 43.75            --                 --           --      (31.32)%
             All contract charges                                   --           864           $ 37,973           --          --
      2001   Lowest contract charge 0.90% Class B (e)          $ 64.18            --                 --           --      (23.63)%
             Highest contract charge 1.45% Class B (e)         $ 63.71            --                 --           --      (24.08)%
             All contract charges                                   --           670           $ 42,787         0.01%         --
      2000   Lowest contract charge 0.90% Class B (e)          $ 84.07            --                 --           --      (15.93)%
             Highest contract charge 1.45% Class B (e)         $ 83.92            --                 --           --      (16.08)%
             All contract charges                                   --           189           $ 15,869         0.32%         --
EQ/Lazard Small Cap Value
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $148.68            --                 --           --       36.69%
             Highest contract charge 1.45% Class B (j)         $118.84            --                 --           --       35.39%
             All contract charges                                   --           563           $ 84,203         1.41%         --
      2002   Lowest contract charge 0.50% Class B (j)          $108.77            --                 --           --      (13.98)%
             Highest contract charge 1.45% Class B (j)         $ 87.78            --                 --           --      (15.10)%
             All contract charges                                   --           304           $ 33,624         0.92%         --
      2001   Lowest contract charge 0.90% Class B (b)          $133.62            --                 --           --       16.68%
             Highest contract charge 1.35% Class B (b)         $132.19            --                 --           --       16.15%
             All contract charges                                   --             6           $    794         6.38%         --

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Lazard Small Cap Value
-------------------------
      2000   Lowest contract charge 0.90% Class B (b)          $114.52            --                 --           --       17.46%
             Highest contract charge 1.35% Class B (b)         $113.81            --                 --           --       16.92%
             All contract charges                                   --             1           $    114         4.22%         --
      1999   Lowest contract charge 0.90% Class B (b)          $ 97.50            --                 --           --       (2.50)%
             Highest contract charge 1.35% Class B (b)         $ 97.34            --                 --           --       (2.66)%
             All contract charges                                   --            --                 --         2.15%         --
EQ/Marsico Focus
----------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $121.84            --                 --           --       30.48%
             Highest contract charge 1.45% Class B (f)         $119.25            --                 --           --       29.24%
             All contract charges                                   --         1,027           $122,876           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 93.38            --                 --           --      (12.03)%
             Highest contract charge 1.45% Class B (f)         $ 92.27            --                 --           --      (12.84)%
             All contract charges                                   --           423           $ 39,072         0.05%         --
      2001   Lowest contract charge 0.90% Class B (f)          $106.02            --                 --           --        6.02%
             Highest contract charge 1.45% Class B (f)         $105.87            --                 --           --        5.94%
             All contract charges                                   --            14           $  1,483           --          --
EQ/Mercury Basic Value Equity
-----------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $115.93            --                 --           --       30.53%
             Highest contract charge 1.45% Class B             $139.50            --                 --           --       29.30%
             All contract charges                                   --         1,731           $297,750         0.55%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 88.81            --                 --           --      (15.42)%
             Highest contract charge 1.45% Class B             $107.89            --                 --           --      (17.87)%
             All contract charges                                   --         1,648           $219,767         1.14%         --
      2001   Lowest contract charge 0.90% Class B (c)          $131.84            --                 --           --        4.58%
             Highest contract charge 1.45% Class B             $131.37            --                 --           --        4.00%
             All contract charges                                   --         1,296           $211,877         3.87%         --
      2000   Lowest contract charge 0.90% Class B (c)          $126.07            --                 --           --       10.81%
             Highest contract charge 1.45% Class B             $126.32            --                 --           --       10.19%
             All contract charges                                   --           736           $117,494         5.30%         --
      1999   Lowest contract charge 0.90% Class B (c)          $113.77            --                 --           --       17.86%
             Highest contract charge 1.45% Class B             $114.64            --                 --           --       17.22%
             All contract charges                                   --           651           $ 96,477         7.56%         --
EQ/Mercury International Value (s)
----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 79.64            --                 --           --       27.40%
             Highest contract charge 1.45% Class B (j)         $103.95            --                 --           --       26.18%
             All contract charges                                   --         1,180           $112,754         2.36%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.51            --                 --           --      (15.83)%
             Highest contract charge 1.45% Class B (j)         $ 82.38            --                 --           --      (17.85)%
             All contract charges                                   --         1,142           $ 86,429         0.99%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 92.80            --                 --           --      (22.23)%
             Highest contract charge 1.35% Class B (b)         $ 91.80            --                 --           --      (22.59)%
             All contract charges                                   --            12           $  1,101         0.72%         --
      2000   Lowest contract charge 0.90% Class B (b)          $119.32            --                 --           --      (13.11)%
             Highest contract charge 1.35% Class B (b)         $118.59            --                 --           --      (13.49)%
             All contract charges                                   --            10           $  1,186        12.29%         --
      1999   Lowest contract charge 0.90% Class B (b)          $137.32            --                 --           --       37.32%
             Highest contract charge 1.35% Class B (b)         $137.09            --                 --           --       37.09%
             All contract charges                                   --             1           $    137        13.23%         --

                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/MFS Emerging Growth Companies
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 46.31            --                 --           --       28.66%
             Highest contract charge 1.45% Class B             $ 75.89            --                 --           --       27.44%
             All contract charges                                   --         3,251           $364,052           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 35.99            --                 --           --      (33.56)%
             Highest contract charge 1.45% Class B             $ 59.55            --                 --           --      (35.28)%
             All contract charges                                   --         3,497           $306,986           --          --
      2001   Lowest contract charge 0.90% Class B (a)          $ 87.46            --                 --           --      (34.64)%
             Highest contract charge 1.45% Class B             $ 92.01            --                 --           --      (35.01)%
             All contract charges                                   --         4,160           $562,209         0.02%         --
      2000   Lowest contract charge 0.90% Class B (a)          $133.82            --                 --           --      (19.56)%
             Highest contract charge 1.45% Class B             $141.58            --                 --           --      (20.01)%
             All contract charges                                   --         4,418           $923,853         2.04%         --
      1999   Lowest contract charge 0.90% Class B (a)          $166.37            --                 --           --       72.12%
             Highest contract charge 1.45% Class B             $177.00            --                 --           --       71.16%
             All contract charges                                   --         2,614           $706,335         2.88%         --
EQ/MFS Investors Trust
----------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 77.76            --                 --           --       21.44%
             Highest contract charge 1.45% Class B (b)         $ 79.23            --                 --           --       20.27%
             All contract charges                                   --           217           $ 17,351         0.70%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 64.03            --                 --           --      (20.43)%
             Highest contract charge 1.45% Class B (b)         $ 65.88            --                 --           --      (22.16)%
             All contract charges                                   --           166           $ 10,978         0.60%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 85.75            --                 --           --      (16.74)%
             Highest contract charge 1.45% Class B (b)         $ 84.63            --                 --           --      (17.21)%
             All contract charges                                   --           126           $ 10,711         0.43%         --
      2000   Lowest contract charge 0.90% Class B (b)          $102.99            --                 --           --       (1.59)%
             Highest contract charge 1.45% Class B (b)         $102.22            --                 --           --       (2.13)%
             All contract charges                                   --            99            $ 8,909         0.50%         --
      1999   Lowest contract charge 0.90% Class B (b)          $104.65            --                 --           --        4.65%
             Highest contract charge 1.45% Class B (b)         $104.44            --                 --           --        4.44%
             All contract charges                                   --            21            $ 2,090         0.90%         --
EQ/Money Market
---------------
             Unit Value 0.74% to 1.49%*
      2003   Lowest contract charge 0.74% Class A              $ 42.25            --                 --           --        0.20%
             Highest contract charge 1.49% Class A             $ 33.81            --                 --           --       (0.56)%
             All contract charges                                   --         2,080           $105,282         0.71%         --
      2002   Lowest contract charge 0.74% Class A              $ 42.17            --                 --           --        0.87%
             Highest contract charge 1.49% Class A             $ 34.00            --                 --           --        0.11%
             All contract charges                                   --         2,943           $151,511         1.34%         --
      2001   Lowest contract charge 0.74% Class A              $ 41.81            --                 --           --        3.23%
             Highest contract charge 1.49% Class A             $ 33.96            --                 --           --        2.44%
             All contract charges                                   --         2,954           $162,479         3.78%         --
      2000   Lowest contract charge 0.74% Class A              $ 40.50            --                 --           --        5.61%
             Highest contract charge 1.49% Class A             $ 33.15            --                 --           --        4.81%
             All contract charges                                   --         2,470           $134,309         5.20%         --
      1999   Lowest contract charge 0.74% Class A              $ 38.35            --                 --           --        4.33%
             Highest contract charge 1.49% Class A             $ 31.63            --                 --           --        3.54%
             All contract charges                                   --         2,794           $153,678         4.67%         --

                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Money Market
---------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $105.29            --                 --           --        0.07%
             Highest contract charge 1.20% Class B             $112.05            --                 --           --       (0.64)%
             All contract charges                                   --           316            $34,814         0.71%         --
      2002   Lowest contract charge 0.50% Class B (j)          $105.22            --                 --           --        0.70%
             Highest contract charge 1.20% Class B             $112.77            --                 --           --        0.02%
             All contract charges                                   --           387            $42,749         1.34%         --
      2001   Lowest contract charge 0.90% Class B (j)          $114.06            --                 --           --        2.64%
             Highest contract charge 1.20% Class B (a)         $112.74            --                 --           --        2.31%
             All contract charges                                   --           396            $43,718         3.78%         --
      2000   Lowest contract charge 0.90% Class B (j)          $111.13            --                 --           --        5.05%
             Highest contract charge 1.20% Class B (a)         $110.19            --                 --           --        4.73%
             All contract charges                                   --           199            $21,426         5.20%         --
      1999   Lowest contract charge 0.90% Class B (j)          $105.79            --                 --           --        5.79%
             Highest contract charge 1.20% Class B (a)         $105.21            --                 --           --        3.47%
             All contract charges                                   --            61            $ 6,259         4.67%         --
EQ/Putnam Growth & Income Value
-------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 98.51            --                 --           --       26.18%
             Highest contract charge 1.45% Class B             $ 94.11            --                 --           --       24.98%
             All contract charges                                   --           530            $61,883         1.35%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 78.07            --                 --           --      (18.47)%
             Highest contract charge 1.45% Class B             $ 75.30            --                 --           --      (20.23)%
             All contract charges                                   --           563            $52,829         1.30%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 96.20            --                 --           --       (7.65)%
             Highest contract charge 1.45% Class B             $ 94.40            --                 --           --       (8.17)%
             All contract charges                                   --           602            $71,054         0.92%         --
      2000   Lowest contract charge 0.90% Class B (a)          $109.17            --                 --           --        5.83%
             Highest contract charge 1.45% Class B             $104.17            --                 --           --        5.24%
             All contract charges                                   --           566            $73,201         0.93%         --
      1999   Lowest contract charge 0.90% Class B (a)          $ 98.44            --                 --           --       (1.56)%
             Highest contract charge 1.45% Class B             $ 97.68            --                 --           --       (2.79)%
             All contract charges                                   --           667            $82,771         7.46%         --
EQ/Putnam Voyager
-----------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 59.05            --                 --           --       23.33%
             Highest contract charge 1.45% Class B (j)         $ 88.12            --                 --           --       22.16%
             All contract charges                                   --            62            $ 4,010         0.16%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 47.88            --                 --           --      (25.82)%
             Highest contract charge 1.45% Class B (j)         $ 72.13            --                 --           --      (27.41)%
             All contract charges                                   --            32            $ 1,722         0.22%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 74.89            --                 --           --      (25.14)%
             Highest contract charge 1.35% Class B (b)         $ 74.09            --                 --           --      (25.49)%
             All contract charges                                   --             5            $   370           --          --
      2000   Lowest contract charge 0.90% Class B (b)          $100.04            --                 --           --      (18.51)%
             Highest contract charge 1.35% Class B (b)         $ 99.43            --                 --           --      (18.87)%
             All contract charges                                   --             4            $   398         1.87%         --
      1999   Lowest contract charge 0.90% Class B (b)          $122.77            --                 --           --       22.77%
             Highest contract charge 1.35% Class B (b)         $122.56            --                 --           --       22.56%
             All contract charges                                   --             1            $   123         3.76%         --

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Small Company Index
----------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $119.41            --                 --           --       45.13%
             Highest contract charge 1.45% Class B (j)         $117.06            --                 --           --       43.76%
             All contract charges                                   --           344           $ 40,364         0.42%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 82.28            --                 --           --      (20.43)%
             Highest contract charge 1.45% Class B (j)         $ 81.43            --                 --           --      (21.16)%
             All contract charges                                   --            99            $ 8,126         1.01%         --
EQ/Technology
-------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 48.17            --                 --           --       42.80%
             Highest contract charge 1.45% Class B (d)         $ 40.59            --                 --           --       41.44%
             All contract charges                                   --         2,172           $ 88,775           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 33.73            --                 --           --      (41.40)%
             Highest contract charge 1.45% Class B (d)         $ 28.70            --                 --           --      (41.64)%
             All contract charges                                   --         2,119           $ 61,069           --          --
      2001   Lowest contract charge 0.90% Class B (d)          $ 49.65            --                 --           --      (25.12)%
             Highest contract charge 1.45% Class B (d)         $ 49.18            --                 --           --      (25.54)%
             All contract charges                                   --         2,170           $106,996         0.01%         --
      2000   Lowest contract charge 0.90% Class B (d)          $ 66.31            --                 --           --      (33.69)%
             Highest contract charge 1.45% Class B (d)         $ 66.05            --                 --           --      (33.95)%
             All contract charges                                   --         1,566           $103,541           --          --
U.S. Real Estate
----------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $107.04            --                 --           --        7.04%
             Highest contract charge 1.45% Class B (q)         $106.78            --                 --           --        6.78%
             All contract charges                                   --            23            $ 2,405           --          --


----------

(a) Units were made available for sale on January 30, 1999.

(b) Units were made available for sale on August 30, 1999.

(c) Units were made available for sale on October 6, 1999.

(d) Units were made available for sale on May 22, 2000.

(e) Units were made available for sale on September 22, 2000.

(f) Units were made available for sale on October 22, 2001.

(g) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(h) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio for Alliance Investors occurred on May 18, 2001 (See Note 5).

(i) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
    Note 5).

(j) Units were made available for sale on January 14, 2002.

(k) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002 (See Note 5).

(l) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002 (See Note 5).

(m) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(n) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(o) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).

(p) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).

(q) Units were made available on October 20, 2003.

(r) Units were made available on June 20, 2003.

(s) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).

                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2003


7. Accumulation Unit Values (Concluded)

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45% and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-63

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life

SUPPLEMENT DATED MAY 1, 2004 TO THE PROSPECTUS DATED MAY 1, 2004
OHIO ALTERNATIVE RETIREMENT PROGRAM

THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2004 for MOMENTUM PLUS(SM) Retirement Planning from Equitable Life offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). We offer the MOMENTUM PLUS(SM) program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS(SM) is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."

We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the Master Trust or the Pooled Trust described under "The MOMENTUM PLUS(SM) program" on page 32 of the Prospectus, except for certain differences described in this Supplement. Special terms not otherwise defined in this Supplement have the same meanings as they do in the Prospectus.


o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the Prospectus and this Supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.


ALL REFERENCES IN THE PROSPECTUS TO "ADMINISTRATIVE CHARGE" OR "QUARTERLY ADMINISTRATIVE CHARGE" ARE DELETED IN THEIR ENTIRETY.


ALL REFERENCES IN THE PROSPECTUS TO WITHDRAWAL CHARGES ARE DELETED IN THEIR ENTIRETY.


THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "EXAMPLES" ON PAGE 13 OF THE PROSPECTUS:


Ohio ARP contracts currently have a reduced mortality and expense risk charge of 0.65% (which currently reduces the Total Separate Account A annual expenses to 0.90%) and no withdrawal and administrative charges. Since the expense examples reflect Total Separate Account A annual expenses of 1.35% and an assumed withdrawal charge and administrative charge, the expenses shown are higher than they currently are for Ohio ARP contracts.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," on page 39 of the Prospectus for your specific type of retirement arrangement.)


                       FOR USE ONLY IN THE STATE OF OHIO


Copyright 2004. The Equitable Life Assurance Society of the United States, New
                            York, New York, 10104.
All rights reserved. MOMENTUM PLUS(SM) is a service mark of The Equitable Life
                    Assurance Society of the United States.
                                (212) 554-1234







                                                                          x00651

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 17 OF THE PROSPECTUS:



You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to Equitable Life. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 22 OF THE
PROSPECTUS:


When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).


THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" ON PAGE 23 OF THE PROSPECTUS:


With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)" ON PAGE 23 OF THE PROSPECTUS:


Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS(SM) program.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 23 OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use TOPS or EQAccess to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS or EQAccess, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the EQ/Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 17 of the Prospectus for further information on allocation instructions.


Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the Prospectus.


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 25 OF THE PROSPECTUS:


The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 28 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. You would not be able to make a withdrawal under an Ohio ARP plan until you sever from employment.


Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 28 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.


THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 29 OF THE PROSPECTUS:

Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.


                       FOR USE ONLY IN THE STATE OF OHIO

THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" ON PAGE 33 OF THE PROSPECTUS IS DELETED.


We are responsible for arranging to have our prospectuses distributed.


THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 33 OF THE PROSPECTUS IS DELETED.


If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.


THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUSSM PROGRAM" ON PAGE 33 OF THE PROSPECTUS:


Your Ohio ARP contract application must be completed by you, as participant, not by your employer.


THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "CHARGES TO VARIABLE INVESTMENT OPTIONS" ON PAGE 35 OF THE PROSPECTUS.


For Ohio ARP contracts, we currently deduct Separate Account A charges daily at an annual rate of 0.90% for each variable investment option, of which 0.65% is for mortality and expense risks and 0.25% is for other expenses.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 35 OF THE PROSPECTUS:


We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 36 OF THE PROSPECTUS:


If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" ON PAGE 38 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the EQ/Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the EQ/Money Market option until your beneficiary requests a distribution or transfer.


                       FOR USE ONLY IN THE STATE OF OHIO

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) Financial Statements included in Part B.


         1. Separate Account A:
            - Report of Independent Auditors - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2003;
            - Statements of Operations for the Year Ended December 31, 2003;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2003 and 2002;
            - Notes to Financial Statements;

         2. The Equitable Life Assurance Society of the United States:
            - Report of Independent Auditors - PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2003 and 2002;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2003, 2002 and 2001;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2003, 2002 and 2001;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2003, 2002 and 2001; and
            - Notes to Consolidated Financial Statements


         (b) Exhibits.

             The following exhibits are filed herewith:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3.   (a)   Distribution and Servicing Agreement among Equico
                        Securities, Inc., (now AXA Advisors, LLC), Equitable and
                        Equitable Variable Life Insurance Company, dated as of
                        May 1, 1994 incorporated herein by reference to Exhibit
                        3(c) to Registration Statement 2-30070 refiled electronically on July 10, 1998.

                  (b) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, incorporated by reference to Exhibit 3(e) to Registration Statement No. 2-30070 refiled electronically on July 10, 1998.

                  (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                  (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                  (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

             4. (a) Form of group annuity contract for IRC Section 401(a) Plans, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                (c) Form of Momentum Plus 457 group annuity contract, previously filed with this Registration Statement No. 33-58950 on July 12, 1996.

             5. Form of application, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                  (a) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File No. 33-58950 on November 25, 1998.

             6.   (a)   By-Laws of Equitable, as amended November 21, 1996,
                        previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                  (b) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).

             7. Not applicable.

             8.   (a)   Participation Agreement among EQ Advisors Trust, The
                        Equitable Life Assurance Society of the United States,
                        Equitable Distributors, Inc., and EQ Financial
                        Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust
                        (File No. 333-17217) on Form N-1A filed August 28,
                        1997.

                  (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-58950 on December 5, 2001.

                  (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                  (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 33-58950 on Form N-4, on
                        August 5, 2003.

             9.   (a)   Opinion and Consent of Jonathan E. Gaines, Vice
                        President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically on August 19, 1998.

                  (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of Equitable, as to the legality of the securities being registered.

             10.  (a)   Consent of PricewaterhouseCoopers LLP.

                  (b)   Powers of Attorney, incorporated herein by reference to
                        Exhibit 10.(a) Registration Statement File No.
                        2-30070 on Form N-4, filed on April 19, 2004.

             11.  Not applicable.

             12.  Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Vivendi Universal
42, avenue de Friedland
75380 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
c/o LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
230 Byram Shore Road
Greenwich, CT 06830

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated) (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                          Consolidated companies as at
                               December 31, 2002




                                   AXA GROUP
                 CONSOLIDATED COMPANIES AS AT DECEMBER 31, 2002


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ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA ASSET MANAGEMENT LIMITED                     0.01
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA HOLDINGS BELGIUM                             0.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA BANK BELGIUM                                 0.10
  & REAL ESTATE                          BENELUX
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA REAL ESTATE INVESMENT                       99.90
  & REAL ESTATE                          BENELUX                                 MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS SA                      99.93
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT PRIVATE EQUITY           AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EUROPE SA                               EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESMENT                       99.96
  & REAL ESTATE                          INVESTMENT MANAGERS France              MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT INVEST       AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE                          MANAGERS France
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT PRIVATE EQUITY                   85.46
  & REAL ESTATE                                                                  EUROPE SA
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        JOUR FINANCE                                    20.63
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                   51.07
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                  0.92
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                             23.72
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA CREDIT                              AXA BANQUE                                      65.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA ASSURANCES VIE                              37.38
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA FRANCE ASSURANCE                            62.62
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                            100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA ASSURANCES IARD                              8.20
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                             19.51
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS SA                      99.94
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA GRANDE ARMEE                                 0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS PARIS                    0.02
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA                                             47.42
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ROYALE BELGE                                 3.81
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA LEVEN NV                                     1.90
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA UK PLC                                      16.66
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA RE                                           0.73
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              NATIONAL MUTUAL FUND MANAGEMENT VIE              3.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA KONZERN AG                                   6.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ASSURANCES IARD                             14.50
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              DIRECT ASSURANCES IARD                           0.18
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           GIE AXA GESTION DES ACTIFS              AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS SA                      98.84
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS PARIS                    1.16
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA COLLECTIVES                                 15.00
  & REAL ESTATE                          FUNDS


                                  Page 1 de 2

                          Consolidated companies as at
                               December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES VIE                              20.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES IARD                             15.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE INVESMENT               AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE                          MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA MULTIMANAGER SA                     AXA MULTIMANAGER LIMITED                        99.98
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                      85.00
  & REAL ESTATE                          DEUTSCHLAND GMBH
FINANCIAL SERVICES    GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          GMBH
FINANCIAL SERVICES    GERMANY          AXA FUNDS TRUST GMBH                    AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA REAL ESTATE MANAGERS                AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES    GERMANY          AXA MERKENS FONDS GMBH                  AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA IMOBILIEN AG                        AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                                                                  MANAGERS SA
FINANCIAL SERVICES    GERMANY          AXA PRIVATE EQUITY DEUTSCHLAND          AXA INVESTMENT PRIVATE EQUITY                  100.00
  & REAL ESTATE                          GMBH                                    EUROPE SA
FINANCIAL SERVICES    GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                                 100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA LEBENSVERSICHERING AG                       33.02
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                  66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENTS MANAGERS LIMITED        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LIMITED                    33.33
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS SA                      66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS AWF             AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          SERVICES LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS GLOBAL          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          SERVICES
FINANCIAL SERVICES    GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA ASSET MANAGEMENT LIMITED            AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA FUNDS MANAGEMENT UK LIMITED         AXA INVESTMENT MANAGERS UK                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS LIMITED                        MANAGERS SA
FINANCIAL SERVICES    HONG KONG        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC HONG KONG                  HOLD. LLC
FINANCIAL SERVICES    HONG KONG        AXA INVESTMENT MANAGERS HK SAR          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    HUNGARY          AXA BIZTOSITO PENSION FUND              AXA NORDSTERN HOLDING                          100.00
  & REAL ESTATE
FINANCIAL SERVICES    IRELAND          AXA INVESTMENT MANAGERS IRELAND         AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS SA                      99.77
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                                0.23
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS ITALIA                         MANAGERS SA
FINANCIAL SERVICES    JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS ROSENBERG               28.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS SA                      59.99
  & REAL ESTATE
FINANCIAL SERVICES    SINGAPORE        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC SINGAPORE                  HOLD. LLC
FINANCIAL SERVICES    SPAIN            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS IBERICA                        MANAGERS SA
FINANCIAL SERVICES    THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS SA                      90.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.            10.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS NORTH           AXA INVESTMENT MANAGERS ROSE                   100.00
  & REAL ESTATE                          AMERICA
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGER PRIVATE          AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EQUITY US                               EQUITY SA
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         AXA FINANCIAL INC.                              25.09
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         THE EQUITABLE LIFE ASSURANCE                    74.91
  & REAL ESTATE                                                                  SOCIETY
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          HOLDING INC.
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                    75.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          & ADVISOR LIMITED
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG LLC                               80.40
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA INVESTMENT MANAGERS SA                      19.60
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ALTERNATIVE ADVISORS INC            AXA INVESTMENT MANAGERS SA                     100.00


                                  Page 2 de 2

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ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FUND MANAGEMENT          AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FINANCIAL SERVICES       AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL INTERNATIONAL            AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN LEBEN                      AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN VERSICHERUNG               AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA BELGIUM                                  0.05
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA HOLDINGS BELGIUM                        99.95
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              UAB                                          0.42
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              AXA HOLDINGS BELGIUM                        99.58
INSURANCE & REINSURANCE   BELGIUM         UAB                                      AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE VIE               AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE                   AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA                               AXA                                        100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA VIE                           AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA NON VIE                       AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          AXA CS ASSURANCE CANADA                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA ADP                           AXA CANADA                                 100.00
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE IARD                          AXA FRANCE ASSURANCE                        99.92
INSURANCE & REINSURANCE   FRANCE          AXA CORPORATE SOLUTION ASSURANCE         AXA RE                                      98.49
INSURANCE & REINSURANCE   FRANCE          ARGOVIE                                  AXA FRANCE VIE                              94.03
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA COLLECTIVES                              8.35
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA FRANCE ASSURANCE                        91.65
INSURANCE & REINSURANCE   FRANCE          AXA RE FINANCE                           AXA RE                                      79.00
INSURANCE & REINSURANCE   FRANCE          COMPAGNIE GENERALE REASSURANCE           AXA RE                                      99.99
                                            MONTE-CARLO
INSURANCE & REINSURANCE   FRANCE          NATIO ASSURANCES                         AXA FRANCE IARD                             50.00
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA FRANCE ASSURANCE                        39.93
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE ASSURANCE                        95.71
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE IARD                              3.69
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA COLLECTIVES                              0.02
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA FRANCE ASSURANCE                         0.10
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA ASSURANCES IARD                          4.90
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA                                         94.99
INSURANCE & REINSURANCE   FRANCE          DIRECT ASSURANCES IARD                   AXA FRANCE ASSURANCE                       100.00
INSURANCE & REINSURANCE   FRANCE          JURIDICA                                 AXA FRANCE ASSURANCE                        98.51
INSURANCE & REINSURANCE   FRANCE          SAINT GEORGES RE                         AXA                                        100.00
INSURANCE & REINSURANCE   FRANCE          AXA CESSIONS                             AXA RE                                     100.00
INSURANCE & REINSURANCE   FRANCE          SPS RE                                   AXA RE                                      69.95
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA ASSURANCES IARD                          0.14
INSURANCE & REINSURANCE   FRANCE          AXA ASSISTANCE                           AXA                                        100.00
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      AXA KONZERN AG                              74.41
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      GRE CONTINENTAL EUROPE HOLDING GMBH         25.59
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA VERSICHERUNG AG                         52.19
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA KONZERN AG                              47.81
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA KONZERN AG                              52.69
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA LEBEN                                   35.32
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               DEUTSCHE AERZTEVERSICHERUNG                 11.41
INSURANCE & REINSURANCE   GERMANY         AXA NORDSTERN ART                        AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   GERMANY         DEUTSCHE AERZTEVERSICHERUNG AG           AXA KONZERN AG                              97.87
INSURANCE & REINSURANCE   GERMANY         PRO BAV PENSIONSKASSE                    AXA KONZERN AG                             100.00


                                  Page 1 de 3

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ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   GERMANY         ACS ASSURANCE ALLEMAGNE                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK HOLDING PLC                       AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP GROUP PLC                            GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP HEALTHCARE PROFESSIONAL SERVICES     AXA INSURANCE UK                           100.00
                                            LIMITED
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA SUN LIFE PLC                         AXA UK PLC                                 100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ROYAL EXCHANGE ASSURANCE PLC             GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK DISCONTINUED BUSINESS   AXA INSURANCE UK                           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - INSURANCE       AXA REINSURANCE UK PLC - REINSURANCE       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCES UK BRANCH - REINSURANCE   ACS ASSURANCE UK BRANCH - INSURANCE        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCE UK BRANCH - INSURANCE      AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK PLC                               AXA                                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA GLOBAL RISKS (U.K.) LIMITED          AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ENGLISH & SCOTTISH                       AXA UK                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - REINSURANCE     AXA UK HOLDING PLC                         100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK                         GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   HONG KONG       AXA GENERAL INSURANCE HK                 AXA                                        100.00
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA INSURANCE INVESTMENT HOLDING            82.50
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA                                         17.50
INSURANCE & REINSURANCE   HONG KONG       AXA CHINA REGION LIMITED                 NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   HUNGARY         AXA BIZTOSITO                            AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   IRELAND         GUARDIAN PMPA GROUP LIMITED              GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   ITALY           AXA INTERLIFE                            AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           UAP VITA                                 AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA ITALIA S.P.A                            98.12
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA COLLECTIVES                              1.88
INSURANCE & REINSURANCE   JAPAN           AXA GROUP LIFE JAPAN                     AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA LIFE JAPAN                           AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA NON LIFE INSURANCE CO LIMITED        AXA                                        100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCE VIE LUXEMBOURG             AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCES LUXEMBOURG                AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      FUTUR RE                                 AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   LUXEMBOURG      CREALUX                                  AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   MOROCCO         AXA ASSURANCE MAROC                      AXA ONA                                    100.00
INSURANCE & REINSURANCE   MOROCCO         EPARGNE CROISSANCE                       AXA ASSURANCE MAROC                         99.59
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                          87.63
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                          7.46
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                           5.37
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                         83.01
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA PORTUGAL SEGUROS VIDA                    2.15
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA CORPORATE SOLUTION ASSURANCE             9.07
INSURANCE & REINSURANCE   SINGAPORE       AXA LIFE SINGAPOUR                       NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA INSURANCE INVESTMENT HOLDING            74.23
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA                                         25.77
INSURANCE & REINSURANCE   SINGAPORE       AXA CORPORATE SOLUTIONS ASIA PACIFIC     AXA RE                                     100.00
                                            PRIVATE LIMITED
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA DE SEGUROS Y             AXA AURORA                                  99.68
                                            REASEGUROS
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA                                          1.45
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA AURORA IBERICA                          98.51
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA IBERICA                          88.00
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA VIDA                             12.00


                                  Page 2 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   SPAIN           AXA AURORA IBERICA                       AXA AURORA                                  99.68
INSURANCE & REINSURANCE   SPAIN           HILO DIRECT SA DE SEGUROS Y REASEGUROS   AXA AURORA                                  50.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA COMPAGNIE D'ASSURANCES                   5.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA                                         95.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCES               AXA                                        100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA ZORG NV                              AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA SCHADE                               AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS UNIROBE GROEP                            AXA NEDERLAND BV                           100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA LEVEN NV                             AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   TURKEY          AXA OYAK SIGORTA                         AXA OYAK HOLDING AS                         70.91
INSURANCE & REINSURANCE   TURKEY          AXA OYAK HAYAT SIGORTA                   AXA OYAK HOLDING AS                        100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA AMERICA CORPORATE SOLUTIONS, INC     AXA RE                                     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTION INSURANCE CO      AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA RE AMERICA INSURANCE COMPANY         AXA CORPORATE SOLUTIONS PROPERTY           100.00
                                                                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS PROPERTY         AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   THE EQUITABLE LIFE ASSURANCE SOCIETY     AXA FINANCIAL INC.                         100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS LIFE             AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            REINSURANCE COMPANY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS REINSURANCE CY   AXA AMERICA CORPORATE SOLUTIONS, INC       100.00


                                  Page 3 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA                                      42.65
                                                      LIMITED
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA EQUITY & LAW ASSURANCE                9.01
                                                      LIMITED                          SOCIETY
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA LEBENSVERSICHERUBG AG                10.05
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA VERSICHERUNG AG                      89.95
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA                                      84.28
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA ASSURANCES IARD                       5.41
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             VINCI BV                                  4.07
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA CORPORATE SOLUTION                    6.21
                                                                                       ASSURANCE
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES IARD                      39.53
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES VIE                       60.47
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA                                      99.77
HOLDINGS & MISC. BUSINESSES     FRANCE              MOFIPAR                          AXA                                      99.90
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA ASSURANCES IARD                       0.22
HOLDINGS & MISC. BUSINESSES     FRANCE              COLISEE EXCELLENCE               AXA PARTICIPATION II                    100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA CHINA REGION LIMITED                 49.00
HOLDINGS & MISC. BUSINESSES     FRANCE              FDR PARTICIPATIONS               FINAXA                                  100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA                                      99.78
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          ALLIANCE CAPITAL MANAGEMENT               0.01
                                                                                       LLP
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA KONZERN AG                            0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          THE EQUITABLE LIFE ASSURANCE              0.02
                                                                                       SOCIETY
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          NATIONAL MUTUAL FINANCIAL                 0.01
                                                                                       SERVICES
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA UK PLC                                0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA FRANCE ASSURANCE                      0.06
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE NON VIE                  0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE                          0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA LIFE JAPAN                            0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA RE                                    0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA INVESTMENT MANAGERS SA                0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA PARTICIPATION II             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA FRANCE ASSURANCE             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   VINCI BV                                 39.73
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   AXA                                      25.49
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   KOLNISCHE VERWALTUNGS                    25.63
HOLDINGS & MISC. BUSINESSES     GERMANY             GRE CONTINENTAL EUROPE           AXA KONZERN AG                          100.00
                                                      HOLDING GMBH
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            VINCI BV                                 67.72
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA                                       8.83
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA KONZERN AG                           23.02
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       GUARDIAN ROYAL EXCHANGE PLC      AXA UK PLC                              100.00
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA EQUITY & LAW PLC                     21.69
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA                                      78.31
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA EQUITY & LAW PLC             AXA                                      99.95
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA                                      98.24
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA ASSURANCES VIE                        1.76
HOLDINGS & MISC. BUSINESSES     JAPAN               AXA INSURANCE HOLDING JAPAN      AXA                                      96.42
HOLDINGS & MISC. BUSINESSES     LUXEMBOURG          AXA LUXEMBOURG SA                AXA HOLDINGS BELGIUM                    100.00
HOLDINGS & MISC. BUSINESSES     MOROCCO             AXA ONA                          AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     SINGAPORE           AXA HOLDINGS PTE LTD             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     SPAIN               AXA AURORA                       AXA                                     100.00


                                  Page 1 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 ROYALE BELGE INVESTISSEMENT              14.10
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA BELGIUM                              40.20
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA HOLDINGS BELGIUM                     45.70
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     VINCI BV                         AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA VERZEKERINGEN                GELDERLAND                              100.00
HOLDINGS & MISC. BUSINESSES     TURKEY              AXA OYAK HOLDING AS              AXA                                      50.00
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               SOCIETE BEAUJON                           0.44
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA CORPORATE SOLUTIONS                   0.03
                                                                                       REINSURANCE CY
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA BELGIUM                               0.47
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA RE                                    2.95
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA                                      96.10


                                  Page 2 de 2

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
        LAST UPDATED: 9/30/03

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                           DE             NY      13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                        ND             ND      45-0373941
     AXA Financial Services, LLC   (Note 2)                                                       DE             NY      52-2197822
        AXA Distribution Holding Corporation  (Note 2)                                            DE             NY      13-4078005
           AXA Advisors, LLC     (Note 5)                                                         DE             NY      13-4071393
           AXA Network, LLC     (Note 6)                                        Operating         DE             NY      06-1555494
              AXA Network of Alabama, LLC                                       Operating         AL             AL      06-1562392
              AXA Network of Connecticut, Maine and New York, LLC               Operating         DE             NY      13-4085852
              AXA Network Insurance Agency of Massachusetts, LLC                Operating         MA             MA      04-3491734
              AXA Network of Nevada, Inc.                                       Operating         NV             NV      13-3389068
              AXA Network of Puerto Rico, Inc.                                  Operating        P.R.           P.R.     66-0577477
              AXA Network Insurance Agency of of Texas, Inc.                    Operating         TX             TX      75-2529724
           Paramount Planners, LLC                                              Operating         DE             NY      06-1602479
        The Equitable Life Assurance Society of the United States  (Note 2)  *  Insurance         NY             NY      13-5570651
           The Equitable of Colorado, Inc. *                                    Insurance         CO             CO      13-3198083
           Equitable Deal Flow Fund, L.P.                                       Investment        DE             NY      13-3385076
              Equitable Managed Assets, L.P.                                    Investment        DE             NY      13-3385080
           Real Estate Partnership Equities (various)                           Investment        **                          -
           Equitable Holdings, LLC  (Notes 3 & 4)                                  HCO            NY             NY      22-2766036
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                 HCO            DE             NY      13-2677213
           Wil-Gro, Inc                                                         Investment        PA             PA      23-2702404
           STCS, Inc.                                                           Investment        DE             NY      13-3761592
           Fox Run, Inc.                                                        Investment        MA             NY      23-2762596
           FTM Corp.                                                            Investment        MD             MD      13-3778225
           EVSA, Inc.                                                           Investment        DE             PA      23-2671508
           Equitable Rowes Wharf, Inc.                                          Investment        MA             MA      04-3272826
           Prime Property Funding II, Inc.                                      Operating         DE             NY      13-3961599
           Sarasota Prime Hotels, LLC                                           Investment        FL             GA      58-2330533
           ECLL, Inc.                                                           Investment        MI             GA      58-2377569

                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership      Comments
                                                                                Owned        or Control     (e.g., Basis of Control)
                                                                                -----        ----------     ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                          1,000       100.00%
     AXA Financial Services, LLC   (Note 2)                                             -       100.00%
        AXA Distribution Holding Corporation  (Note 2)                              1,000       100.00%
           AXA Advisors, LLC     (Note 5)                                               -       100.00%
           AXA Network, LLC     (Note 6)                                                -       100.00%
              AXA Network of Alabama, LLC                                               -       100.00%
              AXA Network of Connecticut, Maine and New York, LLC                       -       100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                        -       100.00%
              AXA Network of Nevada, Inc.                                                       100.00%
              AXA Network of Puerto Rico, Inc.                                                  100.00%
              AXA Network Insurance Agency of of Texas, Inc.                        1,050       100.00%
           Paramount Planners, LLC                                                      -       100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)  *  2,000,000       100.00%       NAIC # 62944
           The Equitable of Colorado, Inc. *                                    1,000,000       100.00%       NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                               -             -       G.P & L.P.
              Equitable Managed Assets, L.P.                                            -             -       G.P.
           Real Estate Partnership Equities (various)                                   -             -       **
           Equitable Holdings, LLC  (Notes 3 & 4)                                       -       100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              5,000,000       100.00%
           Wil-Gro, Inc                                                             1,000       100.00%
           STCS, Inc.                                                               1,000       100.00%
           Fox Run, Inc.                                                            1,000       100.00%
           FTM Corp.                                                                1,000       100.00%
           EVSA, Inc.                                                                  50       100.00%
           Equitable Rowes Wharf, Inc.                                              1,000       100.00%
           Prime Property Funding II, Inc.                                                      100.00%
           Sarasota Prime Hotels, LLC                                                   -       100.00%
           ECLL, Inc.                                                                           100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.


1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

     Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

     Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

     Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

     As of June 25, 2003, AXF and its subsidiaries owned 54.6% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

          AXF held directly 32,699,154 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital Units (2.08%),
          ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.42%), and ECMC, LLC owned 32,720,227 Alliance Capital Units (13.05%).

     Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

     In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.29% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

Dissolved: -    On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
           -    100 Federal Street Funding Corporation was dissolved August 31,
                1998.
           -    100 Federal Street Realty Corporation was dissolved December 20,
                2001.
           -    CCMI Corp. was dissolved on October 7, 1999.
           -    ELAS Realty, Inc. was dissolved January 29, 2002.
           -    EML Associates, L.P. was dissolved March 27, 2001.
           -    EQ Services, Inc. was dissolved May 11, 2001.
           -    Equitable BJVS, Inc. was dissolved October 3, 1999.
           -    Equitable Capital Management Corp. became ECMC, LLC on November
                30, 1999.
           -    Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           -    Equitable JVS II, Inc. was dissolved December 4, 1996
           -    Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                dissolved on December 31, 2000.
           -    EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           -    EREIM Managers Corporation was dissolved March 27, 2001.
           -    EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           -    EVLICO, Inc. was dissolved in 1999.
           -    Franconom, Inc. was dissolved on December 4, 2000.
           -    GP/EQ Southwest, Inc. was dissolved October 21, 1997
           -    HVM Corp. was dissolved on Feb. 16, 1999.
           -    ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           -    Prime Property Funding, Inc. was dissolved in Feb. 1999.
           -    Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           -    Six-Pac G.P., Inc. was dissolved July 12,1999

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING A - Equitable Holdings, LLC

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           Operating          DE             NY      13-3049038
              Equitable Casualty Insurance Company *                            Operating          VT             VT      06-1166226
              ECMC, LLC   (See Note 4 on Page 2)                                Operating          DE             NY      13-3266813
                 Equitable Capital Private Income & Equity
                 Partnership II, L.P.                                           Investment         DE             NY      13-3544879
              Alliance Capital Management Corporation (See Note 4 on Page 2)    Operating          DE             NY      13-3633538
                 See Attached Listing B
              Equitable JVS, Inc.                                               Investment         DE             GA      58-1812697
                 Astor Times Square Corp.                                       Investment         NY             NY      13-3593699
                 Astor/Broadway Acquisition Corp.                               Investment         NY             NY      13-3593692
                 PC Landmark, Inc.                                              Investment         TX             TX      75-2338215
                 EJSVS, Inc.                                                    Investment         DE             NJ      58-2169594
              AXA Distributors, LLC                                             Operating          DE             NY      52-2233674
                 AXA Distributors Insurance Agency of Alabama, LLC              Operating          DE             AL      52-2255113
                 AXA Distriburors Insurance Agency, LLC                         Operating          DE         CT, ME,NY   06-1579051
                 AXA Distributors Insurance Agency of Massachusetts, LLC        Operating          MA             MA      04-3567096
                 AXA Distributors Insurance Agency of Texas, Inc.               Operating          TX             TX      74-3006330
              J.M.R. Realty Services, Inc.                                      Operating          DE             NY      13-3813232
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     Operating          DE             NJ      22-3492811


                                                                                         Parent's
                                                                             Number of   Percent of
                                                                              Shares     Ownership   Comments
                                                                              Owned     or Control  (e.g., Basis of Control)
                                                                              -----     ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           500       100.00%
              Equitable Casualty Insurance Company *                          1,000       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                  -       100.00%
                 Equitable Capital Private Income & Equity                                          ECMC is G.P.
                 Partnership II, L.P.                                             -             -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)    100       100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                             1,000       100.00%
                 Astor Times Square Corp.                                       100       100.00%
                 Astor/Broadway Acquisition Corp.                               100       100.00%    G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                            1,000       100.00%
                 EJSVS, Inc.                                                  1,000       100.00%
              AXA Distributors, LLC                                               -       100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                -       100.00%
                 AXA Distriburors Insurance Agency, LLC                           -       100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC          -       100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.             1,000       100.00%
              J.M.R. Realty Services, Inc.                                    1,000       100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     100       100.00%




*    Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.

          Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.

          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.

          Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.

                                                                                               State of      State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2) Operating        DE           NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)        Operating        DE           NY        13-3434400
                    Albion Alliance LLC                                          Operating        DE           NY        13-3903734
                    Cursitor Alliance LLC                                            HCO          DE           MA        22-3424339
                    Alliance Capital Management LLC                                  HCO          DE           NY
                       Sanford C. Bernstein & Co., LLC                           Operating        DE           NY
                    Alliance Capital Management Corp. of Delaware                    HCO          DE           NY        13-2778645
                       ACAM Trust Company Private Ltd.                           Operating      India        India            -
                       ACM Global Investor Services S.A.                         Operating       Lux.         Lux.            -
                          ACM New-Alliance (Luxembourg) S.A.                     Operating       Lux.         Lux.            -
                          ACM Fund Services (Espana) S.L.                        Operating      Spain        Spain            -
                       ACM International (France) SAS                            Operating      France       France           -
                       ACM Software Services Ltd.                                Operating        DE           NY        13-3910857
                       Alliance Barra Research Institute, Inc.                   Operating        DE           NY        13-3548918
                       Alliance Capital Asset Management (Japan) Ltd             Operating      Japan        Japan            -
                       Alliance Capital Australia Limited                        Operating      Aust.        Aust.            -
                          Far Eastern Alliance Asset Management                  Operating      Taiwan       Taiwan           -
                       Alliance Capital Global Derivatives Corp.                 Operating        DE           NY        13-3626546
                       Alliance Capital Latin America Ltd.                       Operating      Brazil       Brazil           -
                       Alliance Capital Limited                                  Operating       U.K.         U.K.            -
                          Alliance Capital Services Ltd.                         Operating       U.K.         U.K.            -
                             Dimensional Trust Management Ltd.                   Operating       U.K.         U.K.            -
                       Alliance Capital (Luxembourg) S.A.                        Operating       Lux.         Lux.            -
                       Alliance Capital Management (Asia) Ltd.                   Operating        DE       Singapore     13-3752293
                       Alliance Capital Management Australia Limited             Operating      Aust.        Aust.            -
                       Alliance Capital Management Canada, Inc.                  Operating        DE         Canada      13-3630460
                       Alliance Capital Management New Zealand Limited           Operating       N.Z.         N.Z.            -
                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership    Comments
                                                                                Owned        or Control   (e.g., Basis of Control)
                                                                                -----        ----------   ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                                     owns 1% GP interest in
                                                                                                          Alliance Capital
                                                                                                          Management L.P. and
                                                                                                          100,000 GP units in
                                                                                                          Alliance Capital
                                                                                                          Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                     -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                                         37.60%    Equitable Life = 4.7%;
                                                                                                          3rd parties = 57.7%
                    Cursitor Alliance LLC                                                      100.00%
                    Alliance Capital Management LLC                                            100.00%
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    Alliance Capital Management Corp. of Delaware                    10        100.00%
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ACM Global Investor Services S.A.                                        99.00%    Alliance Capital
                                                                                                          Oceanic Corp. owns 1%

                          ACM New-Alliance (Luxembourg) S.A.                                     1.00%    New Alliance Asset
                                                                                                          Mngmnt (Asia) Ltd owns 99%
                          ACM Fund Services (Espana) S.L.                                      100.00%
                       ACM International (France) SAS                                          100.00%
                       ACM Software Services Ltd.                                              100.00%
                       Alliance Barra Research Institute, Inc.                    1,000        100.00%
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       Alliance Capital Australia Limited                                      100.00%
                          Far Eastern Alliance Asset Management                                 20.00%    3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                  1,000        100.00%
                       Alliance Capital Latin America Ltd.                                      99.00%    Alliance Capital Oceanic
                                                                                                          Corp. owns 1%
                       Alliance Capital Limited                                 250,000        100.00%
                          Alliance Capital Services Ltd.                          1,000        100.00%
                             Dimensional Trust Management Ltd.                   50,000        100.00%
                       Alliance Capital (Luxembourg) S.A.                         3,999         99.98%    Alliance Cap. Oceanic
                                                                                                          Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       Alliance Capital Management Australia Limited                            50.00%    3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  18,750        100.00%
                       Alliance Capital Management New Zealand Limited                          50.00%    3rd parties = 50%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.



                                                                                                  State of      State of
                                                                                   Type of      Incorp. or     Principal     Federal
                                                                                  Subsidiary     Domicile      Operation    Tax ID #
                                                                                  ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                Operating    So Africa   So Africa        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                       Operating      Nambia      Nambia         -
                       Alliance Capital Management (Singapore) Ltd.                  Operating    Singapore   Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.                     Operating    Mauritius   Mauritius        -
                          Alliance Capital Asset Management (India) Private Ltd      Operating      India       India          -
                       Alliance Capital Oceanic Corp.                                Operating        DE          NY      13-3441277
                       Alliance Corporate Finance Group Inc.                         Operating        DE          NY      52-1671668
                       Alliance Eastern Europe, Inc.                                 Operating        DE          NY      13-3802178
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.)                         Operating        DE          NY      13-3191825
                       Alliance Global Investor Services, Inc.                       Operating        DE          NJ      13-3211780
                       Alliance SBS-AGRO Capital Management Co.                      Operating      Russia      Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                        Operating     So Korea    So Korea        -
                       New Alliance Asset Management (Asia) Ltd                      Operating       H.K.        H.K.          -
                          Alliance Capital Taiwan Limited                            Operating      Taiwan      Taiwan         -
                          ACM New-Alliance (Luxembourg) S.A.                         Operating       Lux.        Lux.          -
                       Meiji - Alliance Capital Corp.                                Operating        DE          NY      13-3613617
                       Sanford C. Bernstein Ltd.                                     Operating       U.K.        U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.                 Operating       U.K.        U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                         Operating      Aust.       Aust.          -
                       Whittingdale Holdings Ltd.                                    Operating       U.K.        U.K.          -
                          ACM Investments Ltd.                                       Operating       U.K.        U.K.          -
                          Alliance Asset Allocation Ltd.                             Operating       U.K.        U.K.          -
                          Alliance Capital Whittingdale Ltd.                         Operating       U.K.        U.K.          -
                          Alliance Cecogest S.A.                                     Operating      France      France         -
                          Cursitor Alliance Services Ltd.                            Operating       U.K.        U.K.          -
                          Cursitor Holdings Ltd.                                     Operating       U.K.        U.K.          -
                          Whittingdale Nominees Ltd.                                 Operating       U.K.        U.K.          -

                                                                                                Parent's
                                                                                 Number of      Percent of
                                                                                  Shares        Ownership   Comments
                                                                                   Owned        or Control  (e.g., Basis of Control)
                                                                                   -----        ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                              80.00%     3rd parties = 20%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                                    100.00%
                       Alliance Capital Management (Singapore) Ltd.                               100.00%
                       Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                          Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd parties = 25%
                       Alliance Capital Oceanic Corp.                              1,000          100.00%     inactive
                       Alliance Corporate Finance Group Inc.                       1,000          100.00%
                       Alliance Eastern Europe, Inc.                                              100.00%
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.                          100                1
                       Alliance Global Investor Services, Inc.                       100          100.00%     formerly, Alliance
                                                                                                              Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                                    49.00%     3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                                      20.00%     3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                                    50.00%     3rd parties = 50%
                          Alliance Capital Taiwan Limited                                          99.00%     Others owns 1%
                          ACM New-Alliance (Luxembourg) S.A.                                       99.00%     ACM Global Investor
                                                                                                              Svcs owns 1%
                       Meiji - Alliance Capital Corp.                             50,000           50.00%     Meiji Mutual Life
                                                                                                              owns 50%
                       Sanford C. Bernstein Ltd.                                                  100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                       Sanford C. Bernstein Proprietary Ltd.                                      100.00%
                       Whittingdale Holdings Ltd.                                                 100.00%
                          ACM Investments Ltd.                                                    100.00%
                          Alliance Asset Allocation Ltd.                                          100.00%
                          Alliance Capital Whittingdale Ltd.                                      100.00%
                          Alliance Cecogest S.A.                                                  100.00%
                          Cursitor Alliance Services Ltd.                                         100.00%
                          Cursitor Holdings Ltd.                                                  100.00%
                          Whittingdale Nominees Ltd.                                              100.00%


Item 27.        Number of Contractowners
                ------------------------


                As of February 28, 2003, there were 26,818 holders of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------


                (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC address is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

 Jerald E. Hampton                    Chairman of the Board, Co-President,
                                      Co-Chief Executive Officer
                                      and Director

 Robert S. Jones, Jr.                 Co-President, Co-Chief Executive Officer
                                      and Director

 Tom Wirtshafter                      Chief Operating Officer and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Ned Dane                             Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Peter D. Noris                       Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President

 James Goodwin                        Senior Vice President

 Paul Gallagher                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Erik Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Operations
                                      Officer

 David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

 Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Darren Gitlitz                       First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Michael Higgins                      Vice President

 Gary Gordon                          Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Roger Pacheco                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.






Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY 10104 and the AMA Building, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus, or otherwise.

                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2004.



                                SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                ASSURANCE SOCIETY OF THE UNITED STATES
                                               (Registrant)

                                By:  The Equitable Life Assurance Society
                                          of the United States

                                By:   /s/ Dodie Kent
                                    ----------------------------
                                          Dodie Kent
                                    Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2004.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Jean-Rene Fourtou            Christina Johnson
Christopher M. Condron      John C. Graves               Scott D. Miller
Henri de Castries           Donald J. Greene             Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson     Peter J. Tobin
Joseph L. Dionne            James F. Higgins             Stanley B. Tulin
Denis Duverne               W. Edwin Jarmain






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 19, 2004

                                  EXHIBIT INDEX



EXHIBIT NO.                                               TAG VALUE
-----------                                               ---------
 9(b)  Legal Opinion and Consent                          EX-99.9b

10(a)  Consent of PricewaterhouseCoopers LLP.             EX-99.10a